Registration No. 33-30198
                                                  File No. 811-5867

                 SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C. 20549
                              FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/

      PRE-EFFECTIVE AMENDMENT NO. ___                         / /

      POST-EFFECTIVE AMENDMENT NO. 21                         /X/

                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   ACT OF 1940                                                 /X/

      Amendment No. 21                                        /X/

               OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
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         (Exact Name of Registrant as Specified in Charter)

        Two World Trade Center, New York, New York 10048-0203
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              (Address of Principal Executive Offices)

                            212-323-0200
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                   (Registrant's Telephone Number)

                       ANDREW J. DONOHUE, ESQ.
                       OppenheimerFunds, Inc.
        Two World Trade Center, New York, New York 10048-0203
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               (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

  /  /  Immediately upon filing pursuant to paragraph (b)

  /X /  On_November 27, 1998, pursuant to paragraph (b)

  /  /  60 days after filing pursuant to paragraph (a)(1)

  /  /  On November 27, 1998, pursuant to paragraph (a)(1)

  /  /  75 days after filing, pursuant to paragraph (a)(2)

  /  /  On _________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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Oppenheimer Pennsylvania Municipal Fund
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    Prospectus Dated November 27, 1998

      Oppenheimer Pennsylvania Municipal Fund is a mutual fund. It seeks current income exempt from federal and Pennsylvania personal income taxes by investing in municipal securities, while attempting to preserve capital.

      This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.








                                                        [OppenheimerFunds logo]












As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

11






Contents
           About The Fund
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           The Fund's Objective and Investment Strategies

           Main Risks of Investing in the Fund

           The Fund's Past Performance

           Fees and Expenses of the Fund

           About the Fund's Investments

           How the Fund is Managed


           About Your Account
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           How to Buy Shares
           Class A Shares
           Class B Shares
           Class C Shares

           Special Investor Services
           AccountLink
           PhoneLink
           OppenheimerFunds Web Site

           How to Sell Shares
           By Mail
           By Telephone
           By Checkwriting

           How to Exchange Shares

           Shareholder Account Rules and Policies

           Dividends and Tax Information

           Financial Highlights
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


About the Fund
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The Fund's Objective and Investment Strategies

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What Is The Fund's Investment  Objective?  The Fund's  investment  objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities, consistent with preservation of capital.
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What Does the Fund Invest In? The Fund invests mainly in Pennsylvania  municipal securities that pay interest exempt from federal and Pennsylvania individual income taxes, and, for residents of Philadelphia, income exempt from the investment income tax of the school district of Philadelphia. These primarily include municipal bonds (which are long-term obligations), municipal notes
(short-term   obligations),   interests  in  municipal  leases,  and  tax-exempt
commercial paper. Most of the securities the Fund buys must be "investment grade" (the four highest rating categories of national rating organizations, such as Moody's), although the Fund can hold lower-grade securities as well.

      The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, it currently focuses on longer-term securities to seek higher yields. The Fund may also use hedging instruments and certain derivative investments to a limited extent to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

      |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Manager currently looks primarily throughout Pennsylvania for municipal securities using a variety of factors which may change over time and may vary in particular cases:
           |_|  Securities that provide high income
|_| The goal of spreading risk among a wide range of securities of different issuers within the state, including different agencies and municipalities
|_|   Issues with favorable credit characteristics
           |_| Special situations among issuers that provide opportunities for value

Who Is the Fund Designed For? The Fund is designed for investors who are seeking income exempt from federal and Pennsylvania income taxes. It does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors who want to pursue capital growth.

Main Risks of Investing in the Fund

      All investments carry risks to some degree. For bond funds one risk is that the market prices of the fund's investments will fluctuate when general interest rates change (this is known as "interest rate risk"). Another risk is that the issuer of the bond will experience financial difficulties and may default on its obligation to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks and the special risks of certain types of investments that the Fund may hold are described below.

      These risks collectively form the risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

      The Fund's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by selecting a wide variety of municipal investments, by carefully researching securities before they are purchased and in some cases by using hedging techniques. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in interest rates and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

How Risky Is the Fund Overall? The value of the Fund's investments in municipal securities will change over time due to a number of factors. They include changes in general bond market movements, the change in value of particular bonds because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall. The Fund focuses its investments in Pennsylvania municipal securities and is non-diversified. It will therefore be vulnerable to the effects of economic changes that affect Pennsylvania governmental issuers. These changes can affect the value of the Fund's investments and its price per share. The Fund may invest in derivative investments. These have additional risks and can cause fluctuations in the Fund's share prices. In the OppenheimerFunds spectrum, the Fund is more conservative than some types of taxable bond funds, such as high yield bond funds, but more aggressive than money market funds.

      An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

      |X| Credit Risk. Municipal securities are subject to credit risk. Credit risk relates to the ability of the issuer of a municipal security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that bond and of the Fund's shares may be reduced. Because the Fund can invest as much as 25% of its assets in municipal securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment grade bonds.

      |X| Interest Rate Risks. In addition to credit risks, municipal securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding municipal securities generally rise, and the bonds may sell for more than their face amount. When interest rates rise, the values of outstanding municipal securities generally decline, and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities. The Fund currently focuses on longer term securities to seek higher income. When the average maturity of the Fund's portfolio is longer, its share price may fluctuate more when interest rates change.

      |X| Risks of Non-Diversification -- Investments in Pennsylvania Municipal Securities. The Fund is "non-diversified." That means that compared to funds that are diversified, it can invest a greater portion of its assets in the securities of one issuer, such as bonds issued by the Commonwealth of Pennsylvania. Having a higher percentage of its assets invested in the securities of fewer issuers, particularly government issuers of a single state, could result in greater fluctuations of the Fund's share prices due to economic, regulatory or political problems in Pennsylvania.

      |X| There are Special Risks in Using Derivative Investments. The Fund may use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, "inverse floaters" and variable rate obligations are examples of derivatives.

      If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund will get less income than expected or its share price could decline. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the calendar years since the Fund's inception (9/18/89) and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

[See bar chart in Appendix to the Prospectus]


For the period from 1/1/98 through 9/30/98, the cumulative return (not annualized) for Class A shares was 4.46%. Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 7.22% (1Q'95) and the lowest return for a calendar quarter was -5.35% (1Q'94).

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Average Annual
Total Returns for                     Past 5 Years    Past 10 Years
the periods          Past 1 Year      (or life of      (or life of
ending December                     class, if less)  class, if less)
31, 1997
-------------------                 ----------------------------------
----------------------------------------------------------------------
Oppenheimer
Pennsylvania            3.79%            5.75%            6.94%*
Municipal  Fund
(Class A Shares)
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-------------------                 ----------------------------------
Oppenheimer
Pennsylvania            3.15%            4.91%*            N/A
Municipal Fund
(Class B Shares)
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----------------------------------------------------------------------
Oppenheimer
Pennsylvania            7.14%            7.35%*            N/A
Municipal Fund
(Class C Shares)
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----------------------------------------------------------------------
Lehman Brothers         9.19%            7.36%            8.36%*
Municipal Bond
Index
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* Inception  dates of classes:  Class A:  9/18/89;  Class B:  5/3/93;  Class C:
8/29/95. The index performance is shown from 9/30/89.

The Fund's average annual total returns in the table include the applicable sales charge: for Class A, the current maximum initial sales charge of 4.75%; for Class B, the applicable contingent deferred sales charges of 5% (1-year) and 2% (life of class); for Class C, the 1% contingent deferred sales charge for the 1-year period.

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in municipal securities, the Fund's performance is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is a measure of the performance of the general municipal bond market. However, it must be remembered that the index includes municipal securities from many states while the Fund focuses on Pennsylvania municipal securities, and the index performance does not consider the effects of capital gains or transaction costs.

Fees and Expenses of the Fund

      The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during the fiscal year ended July 31, 1998.

Shareholder Fees (charges paid directly from your investment):

----------------------------------------------------------------------
                                Class A       Class B      Class C
                                Shares        Shares        Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
Maximum  Sales Charge (Load)     4.75%         None          None
on  purchases  (as  a  %  of
offering price)
----------------------------------------------------------------------
----------------------------------------------------------------------
Maximum    Deferred    Sales     None1          5%2          1%3
Charge  (Load)  (as % of the
lower   of   the    original
offering       price      or
redemption proceeds)
----------------------------------------------------------------------

1. A 1% contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy Shares" for details. 2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

----------------------------------------------------------------------
                                  Class A    Class B    Class C
                                  Shares     Shares     Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
Management Fees                   0.60%      0.60%      0.60%
----------------------------------------------------------------------
----------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees     0.15%      1.00% 1.00%
----------------------------------------------------------------------
----------------------------------------------------------------------
Other Expenses                    0.25%      0.25%      0.26%
----------------------------------------------------------------------
----------------------------------------------------------------------
Total Annual Operating Expenses   1.00%      1.85%      1.86%
----------------------------------------------------------------------

Numbers in the table are based on the Fund's expenses in the last fiscal year, ended 7/31/98. However, the management fees shown are the amounts that would have been paid by the Fund if the Manager had not absorbed some expenses under its voluntary expense undertaking to the Fund. The actual management fees, after the Manager's waiver, were 0.57% for each class of shares. The Manager can withdraw that voluntary waiver at any time. Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays.

Examples. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions. The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

----------------------------------------------------------------------
If shares are redeemed:         1 year      3 years    5 years
10 years1
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A Shares        $565      $757        $  965     $1,564
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B Shares        $671      $830        $1,113     $1,604
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C Shares        $270      $526        $  907     $1,976
----------------------------------------------------------------------


----------------------------------------------------------------------
If   shares   are  not 1 year    3 years    5 years    10 years1
redeemed:
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A Shares         $565      $757       $965       $1,564
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B Shares         $171      $530       $913       $1,604
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C Shares         $170      $526       $907       $1,976
----------------------------------------------------------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.

1. Class B expense for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.


About the Fund's Investments

The Fund's Principal Investment Policies. The Fund's goal is to seek as high a level of current interest income that is exempt from federal and Pennsylvania personal income taxes for individual investors as is available from municipal securities, consistent with preservation of capital. Under normal market conditions, the Fund:

      |_|  attempts to invest 100% of its assets in municipal securities,

      |_| as a matter of  fundamental  policy, invests at least 80%
of its assets in municipal   securities, and

      |_| invests at least 80% of its total assets in Pennsylvania municipal securities.

      The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      |X| What  Municipal  Securities  Does the Fund  Invest  In?  The Fund buys
municipal  bonds  and  notes,  tax-exempt  commercial  paper,   certificates  of
participation in municipal leases and other debt obligations.

      Pennsylvania municipal securities, on which the Fund focuses its investments, are municipal securities that are not subject (at the time they are issued) to Pennsylvania personal income tax, in the opinion of bond counsel to the issuer. These debt obligations are issued by the Commonwealth of Pennsylvania and its political subdivisions (such as cities, towns, counties, agencies and authorities). They also may include debt obligations of the governments of certain possessions, territories and commonwealths of the United States if the interest is not subject to Pennsylvania personal income tax.

      The Fund may also buy other municipal securities, securities issued by the governments of the District of Columbia and of other states, as well as their political subdivisions, authorities and agencies, and securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal individual income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

      The Fund can buy both long-term and short-term municipal securities. Long-term securities have a maturity of more than one year. The Fund generally focuses on longer-term securities, to seek higher income. The values of longer-term bonds are more affected by changes in interest rates than short-term bonds. Therefore, the longer the average maturity of the Fund's portfolio, the more its share prices generally will be affected by changes in interest rates.

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or public facilities. The Fund can invest in municipal securities that are "general obligations," secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

      The Fund can also buy "revenue obligations," payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of those revenue obligations are private activity bonds that pay interest that may be a tax preference item for investors subject to alternative minimum tax.

      |X| Ratings of Municipal Securities the Fund Buys. Most of the municipal securities the Fund buys are "investment grade" at the time of purchase. The Fund limits its investments in municipal securities that at the time of purchase are not "investment-grade" to not more than 25% of its total assets. "Investment grade" securities are those rated within the four highest rating categories of Moody's, Standard & Poor's, Fitch or Duff & Phelps or another nationally recognized rating organization, or (if unrated) judged by the Manager to be investment grade. Rating categories are described in the Statement of Additional Information. If the securities are not rated, the Manager will use its judgment to assign a rating category equivalent to that of a rating agency. A reduction in the rating of a security after its purchase by the Fund will not automatically require the Fund to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

      The Manager may rely to some extent on credit ratings by nationally recognized rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio. It may also use its own research and analysis. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

           |_| Special Credit Risks of Lower-Grade Securities. Lower-grade municipal securities may be subject to greater market fluctuations and greater risks of loss of income and principal than higher-rated municipal securities. Securities that are (or that have fallen) below investment grade entail a greater risk that the issuers of such securities may not meet their debt obligations. However, by limiting its investments in non-investment grade municipal securities to not more than 25% of its assets, the Fund may reduce the effect of some of these risks on its share price and income.

      |X| Municipal Lease Obligations. Municipal leases are used by state and local government authorities to obtain funds to acquire land, equipment or facilities. The Fund may invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.

      |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. An investment policy or technique is not fundamental unless this Prospectus or the Statement of Additional Information says that the particular policy is fundamental.

Other Investment Strategies. To seek its objective, the Fund may can also use the investment techniques and strategies described below. These techniques involve certain risks or are designed to help reduce some of the risks.

      |X|  Floating  Rate/Variable  Rate  Obligations.  Some  of  the  municipal securities the Fund can purchase have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements.

      Certain types of variable rate bonds known as "inverse floaters" pay interest at rates that vary as the yields generally available on short-term tax-exempt bonds change. However, the yields on inverse floaters move in the opposite direction of yields on short-term bonds in response to market changes. As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security." Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund anticipates that it will invest not more than 10% of its total assets in inverse floaters.

      |X| Other Derivatives. The Fund may also invest in municipal derivative securities that pay interest that depends on an external pricing mechanism. Examples of securities having external pricing mechanisms are interest rate swaps, municipal bond indices or swap indices.

      |X| When-Issued and Delayed Delivery Transactions. The Fund may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. The Fund does not intend to make such purchases for speculative purposes. During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.

      |X| Puts and Stand-By Commitments. The Fund may acquire "stand-by commitments" or "puts" with respect to municipal securities. The Fund would have the right to sell specified securities at a set price on demand to the issuing broker-dealer or bank. However, this feature may result in a lower interest rate on the security. The Fund will acquire stand-by commitments or puts solely to enhance portfolio liquidity.

      |X| Illiquid Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets in illiquid securities (the Board may increase that limit to 15%). The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. The Fund cannot buy a security that has a restriction on its resale.

      |X| Hedging. The Fund may purchase and sell certain kinds of futures contracts, put and call options, and options on futures and broadly-based municipal bond indices, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund does not use hedging instruments to a substantial degree and is not required to use them in seeking its goal.

      The Fund may buy and sell options and futures for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It may do so to try to manage its exposure to changing interest rates. Some of these strategies hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase the Fund's exposure to the securities market.

      If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also to interest rate risks. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. The Fund may not enter into swaps with respect to more than 25% of its total assets.

Temporary Defensive Investments. The Fund may invest up to 100% of its total assets in temporary defensive investments from time to time. This may happen during periods of unusual market conditions. Generally, they would be short-term municipal securities, but could be U.S. government securities or highly-rated corporate debt securities. The income from some of those temporary defensive investments may not be tax-exempt, and therefore when making those investments the Fund may not achieve its objective. The Fund may also hold these types of temporary investments pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

      The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative affect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.


How the Fund is Managed

The Manager. The Fund's investment adviser is the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment advisor since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $85 billion as of September 30, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

      |X|  Portfolio  Manager.  The  Portfolio  manager  of the Fund is  Robert
Patterson, a Senior Vice President of the Manager. Mr. Patterson is the person principally responsible for the day-to-day management of the Fund's portfolio, and has had this responsibility since September 18, 1989. Mr.
Patterson also serves as an officer and portfolio manager for other Oppenheimer funds.

      |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate which declines on additional assets as the Fund grows: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion. The Fund's management fee for its last fiscal year ended July 31, 1998, was 0.57% of average annual net assets for Class A, Class B and Class C shares (after the Manager's waiver of a portion of its fee).


-------------------------------------------------------------------------------
About Your Account
-------------------------------------------------------------------------------

How to Buy Shares

How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Fund's Distributor, directly through the Distributor, or automatically through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

     |X| Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

     |X| Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

     |X| Buying Shares by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1-800-525-7048 to notify the Distributor of the wire, and to receive further instructions.

     |X| Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the Automated Clearing House (ACH) transfer to buy the shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

     |X| Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

     |_| With Asset Builder Plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. Subsequent purchases of at least $25 can be made by telephone through AccountLink.

     |_| The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares Sold? Shares are sold at their offering price (the net asset value per share plus any initial sales charge that applies). The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Denver, Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

     |_| The net asset value of each class of shares is determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. (All references to time in this Prospectus mean "New York time").

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid securities and obligations for which market values cannot be readily obtained.

     |_| To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

     |_| If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------
What Classes of Shares Does the Fund Offer? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
      |X| Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can I Buy Class A Shares?" below.

      |X| Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares, as described in "How Can I Buy Class B Shares?" below.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
     |X| Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can I Buy Class C Shares?" below.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. You should review these factors with your financial advisor. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes.

     |X| How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C .

     |_| Investing for the Short Term. If you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

     However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

     And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

     |_| Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

     Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

     |X| Are There Differences in Account Features That Matter to You? Some account features (such as checkwriting) may not be available to Class B or Class C shareholders. Other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

     |X| How Does It Affect Payments to My Broker? A salesperson, such as a broker, may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers. The Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.

How Can I Buy Class A Shares? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to reallow the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:

----------------------------------------------------------------------
                      Front-End            Sales            Front-End
Sales      Commission As a
                      Charge        As       a       Charge        As
a            Percentage of
                      Percentage of      Percentage of Net   Offering
Amount of Purchase    Offering Price     Amount Invested  Price
----------------------------------------------------------------------

Less than $50,000       4.75%              4.98%      4.00%
----------------------------------------------------------------------

$50,000 or more but     4.50%              4.71%      4.00%
less than $100,000
----------------------------------------------------------------------
----------------------------------------------------------------------

$100,000 or more but    3.50%              3.63%      3.00%
less than $250,000
----------------------------------------------------------------------
----------------------------------------------------------------------

$250,000 or more but    2.50%              2.56%      2.25%
less than $500,000
----------------------------------------------------------------------
----------------------------------------------------------------------

$500,000 or more but    2.00%              2.04%      1.80%
less than $1 million
----------------------------------------------------------------------

      |X| Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record commissions in an amount equal to 1.0% of purchases of $1 million or more other than by retirement accounts. That commission will be paid only on purchases that were not previously subject to a front-end sales charge and dealer commission.


      If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original net asset value of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

      In determining whether a contingent deferred sales charge is payable when shares are redeemed, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains. Then the Fund will redeem other shares in the order in which you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" in the Statement of Additional Information.

      The Class A contingent deferred sales charge is not charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 18 calendar months of the end of the calendar month in which the exchanged shares were originally purchased, then the sales charge will apply.

How Can I Reduce Sales Charges for Class A Share Purchases? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information.

      |X| Waivers of Class A Sales Charges. The Class A initial and contingent deferred sales charges are not imposed in the circumstances described in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent when purchasing shares whether any of the special conditions apply.

How Can I Buy Class B Shares? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:
      |_| the amount of your account value represented by an increase in net asset value over the initial purchase price, |_| shares purchased by the reinvestment of dividends or capital gains distributions, or |_| shares redeemed in the special circumstances described in the Appendix in the Statement of Additional Information.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions,
(2)   shares held for over 6 years, and
(3) shares held the longest during the 6-year period.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

----------------------------------------------------------------------
Years Since Beginning of     Contingent Deferred Sales Charge
Month in which Purchase      On Redemptions in That Year
Order Was Accepted           (As % of Amount Subject to Charge)
----------------------------------------------------------------------
----------------------------------------------------------------------

0-1                          5.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

1-2                          4.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

2-3                          3.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

3-4                          3.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

4-5                          2.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

5-6                          1.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

6 and following              None
----------------------------------------------------------------------

In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      |X| Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in the Statement of Additional Information.

How Can I Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:

      |_| the amount of your account value represented by the increase in net asset value over the initial purchase price
|_|   shares  purchased  by the  reinvestment  of  dividends  or capital  gains distributions, or
      |_| shares redeemed in the special circumstances described in the Appendix to the Statement of Additional Information.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions,
(2)   shares held for over 12 months, and
(3) shares held the longest during the 12-month period.

Distribution and Service (12b-1) Plans.

      |X| Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

      |X| Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan.

      The asset-based sales charge and service fees increase Class B and Class C expenses by up to 0.90% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.15% service fees to dealers in advance for the first year after the shares were sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays sales commission of 3.85% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 0.90% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

Special Investor Services

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
     |_| transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or |_| have the Transfer Agent send redemption proceeds or to transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1-800-533-3310.

      |_| Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

      |_| Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number.

      |_| Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

Can I Submit Transaction Requests by Fax? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OppenheimerFunds Internet Web Site. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1-800-533-3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1-800-525-7048.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

      You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by using the Fund's checkwriting privilege or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

      |X| Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that require a signature guarantee):
      |_| You wish to redeem $50,000 or more and receive a check |_| The redemption check is not payable to all shareholders listed on the account statement
      |_| The redemption check is not sent to the address of record on your account statement
      |_| Shares are being transferred to a Fund account with a different owner or name
      |_| Shares are being redeemed by someone (such as an Executor) other than the owners

      |X| Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Do I Sell Shares by Mail? Write a "letter of instructions" that includes:
      |_| Your name
      |_| The Fund's name
      |_| Your Fund account number (from your account statement) |_| The dollar amount or number of shares to be redeemed |_| Any special payment instructions |_| Any share certificates for the shares you are selling |_| The signatures of all registered owners exactly as the account is registered, and
      |_| Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

-------------------------------------------------------------------------------
Use the following address for requests by mail:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
OppenheimerFunds Services
-------------------------------------------------------------------------------
P.O. Box 5270, Denver, Colorado 80217-5270

-------------------------------------------------------------------------------
Send courier or express mail requests to:
-------------------------------------------------------------------------------
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

How Do I Sell Shares by Telephone? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held under a share certificate by telephone.
      |_|  To   redeem   shares   through  a   service   representative,   call
1-800-852-8457
      |_|  To redeem shares automatically on PhoneLink, call 1-800-533-3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

      |X| Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

      |X| Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Checkwriting Against Your Account. To write checks against your Fund account, request that privilege on your account Application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1-800-525-7048 to request checkwriting for an account in this Fund with the same registration as the other account.

      |_| Checks can be written to the order of whomever you wish, but may not be cashed at the Fund's bank or Custodian.
      |_| Checkwriting privileges are not available for accounts holding Class B shares or Class C shares, or Class A shares that are subject to a contingent deferred sales charge.
      |_| Checks must be written for at least $100.
      |_| Checks cannot be paid if they are written for more than your account value. Remember: your shares fluctuate in value and you should not write a check close to the total account value.
      |_| You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
      |_| Don't use your checks if you changed your Fund account number,  until
      you receive new       checks.

Can I Sell Shares Through My Dealer? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
To exchange shares, you must meet several conditions:
      |_| Shares of the fund selected for exchange must be available for sale in your state of residence.
      |_| The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.
      |_| You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
      |_| You must meet the minimum purchase requirements for the fund you purchase by exchange.
      |_| Before exchanging into a fund, you should obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

How Do I Submit Exchange Requests? Exchanges may be requested in writing or by telephone:

      |X| Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the Back Cover.

      |X| Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457, or by using PhoneLink for automated exchanges by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

Are There Limitations on Exchanges? There are certain exchange policies you should be aware of:
      |_| Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange requests from a "market timer" might require the Fund to sell securities at a disadvantageous time and/or price.
      |_| Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
      |_| The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.
      |_| If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

      |X| The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

      |X| Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

      |X| The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

      |X| Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      |X| Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      |X| The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for Class A, Class B and Class C shares. The redemption value of your shares may be more or less than their original cost.

      |X| Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

      |X| The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

      |X| Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

      |X| Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with securities from the Fund's portfolio.

      |X| "Backup Withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

      |X| To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends and Tax Information

Dividends. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net tax-exempt income and/or net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

      The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Additionally, the amount of those dividends and the distributions paid on class B and C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and distributions paid on Class A shares will generally be higher than for Class B and Class C shares, which normally have higher expenses than Class A. The Fund cannot guarantee that it will pay any dividends or distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

What Choices Do I Have for Receiving Distributions? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

      |X| Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

      |X| Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains distributions in the Fund while receiving dividends by check or having them sent to your bank account through AccountLink.

      |X| Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank through AccountLink.

      |X| Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.

Taxes. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for Federal income tax purposes. A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Fund earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends paid by the Fund from interest on Pennsylvania municipal securities will be exempt from Pennsylvania personal income taxes, and for Philadelphia residents, from the investment income tax of the School District of Philadelphia. Dividends paid from income from municipal securities of issuers outside Pennsylvania will normally be subject to Pennsylvania individual income taxes.

      Shares of the Fund will be exempt from Pennsylvania county personal property taxes to the extent that the Fund's portfolio securities consist of Pennsylvania municipal securities on the annual assessment date.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders, and may be taxable at different rates depending on how long the Fund holds the asset. It does not matter how long you have held your shares. Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

      |X| Remember There May be Taxes on Transactions. Even though the Fund seeks to distribute tax-exempt income to shareholders, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

      |X| Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to
shareholders.   If  that  occurs,   it  will  be   identified   in  notices  to
shareholders.

      This information is only a summary of certain federal and Pennsylvania tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS      CLASS A
                          ----------------------------------------------------------
                          YEAR ENDED JULY 31,             YEAR ENDED DECEMBER 31,
                             1998     1997     1996(/2/)     1995     1994      1993
-------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value,
beginning of period        $12.45   $12.01   $12.36        $11.19   $12.85    $12.05
-------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income         .61      .70      .40           .68      .67       .69
Net realized and
unrealized gain (loss)         --      .43     (.35)         1.18    (1.64)      .85
                            -----   ------   ------        ------   ------    ------
Total income (loss) from
investment operations         .61     1.13      .05          1.86     (.97)     1.54
-------------------------------------------------------------------------------------
Dividends and
distributions to
shareholders:
Dividends from net
investment income            (.64)    (.69)    (.40)         (.67)    (.69)     (.70)
Dividends in excess of
net investment income          --       --       --          (.02)      --        --
Distributions from net
realized gain                  --       --       --            --       --      (.04)
                            -----    -----    -----         -----    -----    ------
Total dividends and
distributions
to shareholders              (.64)    (.69)    (.40)         (.69)    (.69)     (.74)
-------------------------------------------------------------------------------------
Net asset value, end of
period                     $12.42   $12.45   $12.01        $12.36   $11.19    $12.85
                           ======   ======   ======        ======   ======    ======

-------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE(/4/)             4.99%    9.68%    0.44%        16.94%   (7.68)%   13.12%

-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of
period (in thousands)     $68,720  $68,280  $64,391       $66,483  $60,857   $64,640
-------------------------------------------------------------------------------------
Average net assets (in
thousands)                $69,202  $65,710  $64,997       $64,901  $62,786   $50,974
-------------------------------------------------------------------------------------
Ratios to average net
assets:
Net investment income        4.82%    5.79%    5.71%(/5/)    5.68%    5.65%     5.52%
Expenses, before
voluntary assumption
by the Manager or
Distributor(/6/)             1.00%    0.93%    1.03%(/5/)    1.02%    0.98%     1.06%
Expenses, net of
voluntary assumption
by the Manager or
Distributor                  0.93%    0.90%     N/A           N/A      N/A      0.99%
-------------------------------------------------------------------------------------
Portfolio turnover
rate(/7/)                    34.5%    22.3%     5.8%         31.1%    37.0%     14.6%

1. For the period from August 29, 1995 (inception of offering) to December 31, 1995. 2. For the seven months ended July 31, 1996. The Fund changed its fiscal year-end from December 31 to July 31. 3. For the period from May 1, 1993 (inception of offering) to December 31, 1993. 4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized. 6. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted. 7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended July 31, 1998 were $38,215,812 and $32,089,176, respectively.

FINANCIAL HIGHLIGHTS      CLASS B
                          ----------------------------------------------------------
                          YEAR ENDED JULY 31,             YEAR ENDED DECEMBER 31,
                             1998     1997     1996(/2/)     1995     1994      1993(/3/)
------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value,
beginning of period        $12.45   $12.01   $12.36        $11.19   $12.84    $12.44
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income         .52      .61      .35           .59      .59       .36
Net realized and
unrealized gain (loss)         --      .42     (.35)         1.17    (1.65)      .45
                            -----   ------   ------        ------   ------    ------
Total income (loss) from
investment operations         .52     1.03       --          1.76    (1.06)      .81
------------------------------------------------------------------------------------------
Dividends and
distributions to
shareholders:
Dividends from net
investment income            (.55)    (.59)    (.35)         (.57)    (.59)     (.37)
Dividends in excess of
net investment income          --       --       --          (.02)      --        --
Distributions from net
realized gain                  --       --       --            --       --      (.04)
                            -----    -----    -----         -----    -----    ------
Total dividends and
distributions
to shareholders              (.55)    (.59)    (.35)         (.59)    (.59)     (.41)
------------------------------------------------------------------------------------------
Net asset value, end of
period                     $12.42   $12.45   $12.01        $12.36   $11.19    $12.84
                           ======   ======   ======        ======   ======    ======

------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE(/4/)             4.20%    8.86%   (0.01)%       16.06%   (8.32)%    6.67%

------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of
period (in thousands)     $22,124  $19,339  $16,005       $14,466   $9,484    $5,576
------------------------------------------------------------------------------------------
Average net assets (in
thousands)                $20,969  $17,243  $15,085       $12,183   $7,329    $2,770
------------------------------------------------------------------------------------------
Ratios to average net
assets:
Net investment income        4.10%    5.02%    4.94%(/5/)    4.89%    4.88%     4.26%(/5/)
Expenses, before
voluntary assumption
by the Manager or
Distributor(/6/)             1.75%    1.78%    1.89%(/5/)    1.89%    1.85%     1.88%(/5/)
Expenses, net of
voluntary assumption
by the Manager or
Distributor                  1.68%    1.65%    1.79%(/5/)    1.78%    1.75%     1.78%(/5/)
------------------------------------------------------------------------------------------
Portfolio turnover
rate(/7/)                    34.5%    22.3%     5.8%         31.1%    37.0%     14.6%

1. For the period from August 29, 1995 (inception of offering) to December 31, 1995. 2. For the seven months ended July 31, 1996. The Fund changed its fiscal year-end from December 31 to July 31. 3. For the period from May 1, 1993 (inception of offering) to December 31, 1993. 4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized. 6. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted. 7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended July 31, 1998 were $38,215,812 and $32,089,176, respectively.

FINANCIAL HIGHLIGHTS         CLASS C
                             --------------------------------------------
                                                             PERIOD ENDED
                             YEAR ENDED JULY 31,             DECEMBER 31,
                                1998     1997     1996(/2/)          1995(/1/)
-------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning
of period                     $12.44   $12.00   $12.36             $11.91
-------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income            .51      .60      .34                .21
Net realized and unrealized
gain (loss)                       --      .43     (.36)               .45
                               -----   ------   ------             ------
Total income (loss) from
investment operations            .51     1.03     (.02)               .66
-------------------------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net
investment income               (.54)    (.59)    (.34)              (.21)
Dividends in excess of net
investment income                 --       --       --                 --
Distributions from net
realized gain                     --       --       --                 --
                               -----    -----    -----              -----
Total dividends and
distributions to
shareholders                    (.54)    (.59)    (.34)              (.21)
-------------------------------------------------------------------------------
Net asset value, end of
period                        $12.41   $12.44   $12.00             $12.36
                              ======   ======   ======             ======
-------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE(/4/)                      4.20%    8.84%   (0.15)%             5.55%

-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
(in thousands)                $5,198   $2,611     $482               $264
-------------------------------------------------------------------------------
Average net assets (in
thousands)                    $4,063   $1,390     $296               $ 51
-------------------------------------------------------------------------------
Ratios to average net
assets:
Net investment income           4.19%    4.99%    4.83%(/5/)         4.40%(/5/)
Expenses, before voluntary
assumption
by the Manager or
Distributor(/6/)                1.76%    1.79%    1.97%(/5/)         2.07%(/5/)
Expenses, net of voluntary
assumption
by the Manager or
Distributor                     1.67%    1.66%    1.87%(/5/)         1.96%(/5/)
-------------------------------------------------------------------------------
Portfolio turnover
rate(/7/)                       34.5%    22.3%     5.8%              31.1%

1. For the period from August 29, 1995 (inception of offering) to December 31, 1995. 2. For the seven months ended July 31, 1996. The Fund changed its fiscal year-end from December 31 to July 31. 3. For the period from May 1, 1993 (inception of offering) to December 31, 1993. 4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized. 6. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted. 7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended July 31, 1998 were $38,215,812 and $32,089,176, respectively.

                          Appendix to Prospectus of
                    Oppenheimer Pennsylvania Municipal Fund


      Graphic material included in the Prospectus of Oppenheimer Pennsylvania Municipal Fund: "Annual Total Returns (Class A) (% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer Pennsylvania Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical $10,000 investment in Class A shares of the Fund for each of the eight most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart:

Calendar              Oppenheimer
Year                  Pennsylvania Municipal Fund
Ended                 Class A Shares

12/31/90                6.00%
12/31/91              11.49%
12/31/92                8.04%
12/31/93              13.12%
12/31/94              -7.68%
12/31/95              16.94%
12/31/96                4.35%
12/31/97                8.96%

-------------------------------------------------------------------------------

Oppenheimer Pennsylvania Municipal Fund
For More Information:


The following additional information about the Fund is available without charge upon request:


Statement of Additional Information
----------------------------------------------------------------------------

This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).


Annual and Semi-Annual Reports


Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


How to Get More Information:

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can read or down-load documents on the OppenheimerFunds web site: http://www.oppenheimerfunds.com You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:


PR0790.001.1198 Printed on recycled paper.

                                       1
-------------------------------------------------------------------------------
Oppenheimer Pennsylvania Municipal Fund
-------------------------------------------------------------------------------

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048

    Statement of Additional Information dated November 27, 1998

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated November 27, 1998. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents                                                          Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks   2
    The Fund's Investment Policies................................2
    Municipal Securities..........................................3
    Other Investment Techniques and Strategies...................11
    Investment Restrictions......................................24
How the Fund is Managed..........................................26
    Organization and History.....................................26
    Trustees and Officers of the Fund............................28
    The Manager .................................................33
Brokerage Policies of the Fund...................................35
Distribution and Service Plans...................................36
Performance of the Fund..........................................40

About Your Account
How To Buy Shares................................................46
How To Sell Shares...............................................54
How to Exchange Shares...........................................59
Dividends, Capital Gains and Taxes...............................61
Additional Information About the Fund............................64

Financial Information About the Fund
Independent Auditors' Report.....................................65
Financial Statements ............................................66
Appendix A: Municipal Bond Ratings..............................A-1
Appendix B: Industry Classifications............................B-1
Appendix C: Special Sales Charge Arrangements and Waivers.......C-1
-------------------------------------------------------------------------------

ABOUT THE FUND
-------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., will select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The Fund does not make investments with the objective of seeking capital growth, since that would generally be inconsistent with its goal of seeking tax-exempt income. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increased after a security was purchased, that security would normally decline in value. Conversely, should interest rates decrease after a security was purchased, normally its value would rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could experience a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

      Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve short-term capital gains, because they would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Fund believes such disposition advisable or it needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%.

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the Prospectus under "About the Fund's Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X| Municipal Bonds. We have classified longer term municipal securities as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development") bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call provision of a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that have a lower rate of return.

           |_| General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

           |_| Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

           Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

           |_| Industrial Development Bonds. Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

           |_| Private Activity Municipal Securities. The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities. The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds is taxable under the revised rules. There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified
Section 501(c)(3) bonds, and qualified student loan bonds.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the Federal alternative minimum tax on individuals and corporations. There are no limits on the amount of assets the Fund may invest in private activity securities.

      The Federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero. This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income. The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations. Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.


      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit. Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds. Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial user" provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds. Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to "substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Fund.

      A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a "related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X| Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

      |_| Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

      |_| Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

      |_| Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

      |_|   Construction   Loan  Notes.   These  are  sold  to  provide  project
construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X| Tax Exempt Commercial Paper. This type of short-term obligation (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X| Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid" securities. Their purchase by the Fund would be limited as described below in "Illiquid Securities." From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.

      Those guidelines require the Manager to evaluate: |_| the frequency of trades and price quotations for such securities; |_| the number of dealers or other potential buyers willing to purchase or sell such securities; |_| the availability of market-makers; and |_| the nature of the trades for such securities.

      While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.

      |X| Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service, Standard & Poor's Corporation and Fitch IBCA, Inc. represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade, securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

      Subsequent to its purchase by the Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, Standard & Poor's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account. This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.
      A list of the rating categories of Moody's, S&P and Fitch for municipal securities is contained in Appendix A to this Statement of Additional Information. Because the Fund may purchase securities that are unrated by nationally recognized rating organizations, the Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assigning a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Special Risks of Investing Primarily in Pennsylvania Municipal Securities. Because the Fund focuses its investments primarily on Pennsylvania municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the Commonwealth of Pennsylvania and its municipalities, authorities and other instrumentalities that issue securities. Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions. From time to time Pennsylvania and certain of its political subdivisions have encountered financial difficulties that have adversely affected their respective credit standings. Other factors that may negatively effect economic conditions in Pennsylvania include adverse changes in employment rates, federal revenue sharing or laws with respect to tax-exempt financing.

      It is not possible to predict the future impact of the legislation and economic considerations described below on the long-term ability of the Commonwealth of Pennsylvania or Pennsylvania municipal issuers to pay interest or repay principal on their obligations. The information below about these conditions is only a brief summary, based upon information the Fund has drawn from sources that it believes are reliable, including official statements relating to securities offerings of Pennsylvania issuers.

      |_| The Effect of General Economic Conditions in the State. The Commonwealth of Pennsylvania is one of the most populous states, ranking fifth behind California, New York, Texas and Florida. Pennsylvania is an established yet growing state with a diversified economy. It is the headquarters for many major corporations. Pennsylvania had historically been identified as a heavy industry state. That reputation has changed over the last 30 years as the coal, steel and railroad industries declined and the Commonwealth's business environment readjusted to reflect a more diversified industrial base. This economic readjustment was a direct result of a long-term shift in jobs, investment and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education and financial institutions. Pennsylvania's 5.9 million-person work force ranks as the sixth largest labor pool in the nation.

      The Commonwealth uses the fund method of accounting. The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service and all bonded indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.

      The period from fiscal year 1993 through fiscal year 1997 was a time of steady, modest economic growth and low rates of inflation. These economic conditions, together with tax reductions in the several years following the tax rate increases and tax base expansions enacted in fiscal year 1991 for the General Fund, produced tax revenue gains averaging 4.1% per year during the period. Total revenues during this same period increased at a 4.7% average rate. Expenditures and other uses during the fiscal years 1993 through fiscal 1997 period rose at a 3.8% rate, led by an average 13.8% annual increase in costs for programs for the protection of persons and property. The fund balance at June
30, 1997 totaled $1,364.9 million, a $729.7 million increase over the $635.2 million balance at June 30, 1996.

      Operations during the 1998 fiscal year increased the unappropriated balance of Commonwealth revenues during that period by $86.4 million to $488.7 million at June 30, 1998 (prior to reserves for transfer to the Tax Stabilization Reserve Fund). Higher than estimated revenues, offset in part by increased reserves for tax refunds, and slightly lower expenditures than budgeted were responsible for the increase. Commonwealth revenues (prior to tax refunds) during the fiscal year totaled $18,123.2 million, $676.1 million (3.9%) above the estimate made at the time the budget was enacted. Expenditures from all fiscal year 1998 appropriations of Commonwealth revenues totaled $17,229.8 million (excluding pooled financing expenditures and net of current year lapses). This amount represents an increase of 4.5% over fiscal year 1997 appropriation expenditures.

      The budget for fiscal year 1999 was enacted in April 1998 at which time the official revenue estimate for the 1999 fiscal year was established at $18,456.6 million. Only Commonwealth funds are included in the official revenue estimate. The official revenue estimate is based on an economic forecast for national gross domestic product, on a year-over-year basis, to slow from an estimated annualized 3.9% rate in the fourth quarter of 1997 to a projected 1.8% annualized growth rate by the second quarter of 1999. The forecast of slowing economic activity is based on the expectation that consumers will reduce their pace of spending, particularly on motor vehicles, housing and other durable goods. Business is also expected to trim its spending on fixed investments. Foreign demand for domestic goods is expected to decline in reaction to economic difficulties in Asia and Latin America, while an economic recovery in Europe is expected to proceed slowly. The underlying growth rate, excluding any effect of scheduled or proposed tax changes, for the General Fund fiscal 1999 official revenue estimate is 3.0% over actual fiscal year 1998 revenues. When adjusted to include the estimated effect of enacted tax changes, fiscal year 1999 Commonwealth revenues are projected to increase by 1.66% over actual Commonwealth revenues for fiscal year 1998. Tax reductions anticipated to be included in the enacted 1999 fiscal year budget totaled an estimated $241.0 million for fiscal year 1999.

      The Commonwealth's government funds receive over 57% of their revenues from taxes levied by the Commonwealth. Interest earnings, licenses and fees, lottery tickets, liquor store profits, miscellaneous revenues, augmentations and federal government grants supply the balance of the receipts to these funds. The major sources for the General Fund of the Commonwealth are the sales tax, the personal income tax and the corporate net income tax.

      The current constitutional provisions relating to Commonwealth debt permit the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenue of the preceding five fiscal years, and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts. Outstanding general obligation debt totaled $4,724.5 million at June 30, 1998, a decrease of $70.6 million from June 30, 1997.

      Other state-related obligations include "moral obligations." Moral obligation indebtedness may be issued by the Pennsylvania housing financing agency, a state-created agency which provides financing for housing for lower and moderate income families, and the Hospitals and Higher Education Facilities Authority of Philadelphia, a municipal authority organized by the City of Philadelphia to, among other things, acquire and prepare various sites for use as intermediate care facilities for the mentally retarded.

      The Commonwealth, through several of its departments and agencies, has entered into various agreements to lease, as lessee, certain real property and equipment, and to make lease payments for the use of such property and equipment. Some of these leases and their respective lease payments are, with the Commonwealth's approval, pledged as security for debt obligations issued by certain public authorities or other entities within the state.

      In addition, certain Commonwealth-created organizations had statutory authorization for the issuance of debt for which Commonwealth appropriations to pay debt service thereon are not required. The debt of these agencies is funded by the assets of, or revenues derived from, the various projects financed and is not a statutory or moral obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth operating appropriations. The Commonwealth also maintains pension plans covering state employees, public school employees and employees of certain state-related organizations.

      Pennsylvania's annual average unemployment rate was below the national average from 1986 until 1990. Slower economic growth caused the unemployment rate to rise in 1991 and 1992. However, the resumption of faster economic growth resulted in a decrease in the Commonwealth's unemployment rate in 1993. In 1994 and 1995, Pennsylvania's annual average unemployment rate was below the middle Atlantic region's average, but slightly higher than that of the United States. In June, 1998, the Pennsylvania unemployment rate was slightly below that of the United States. For 1997, per capita income in Pennsylvania was slightly above the per capita income in the United States.

      As of August 1, 1998, Pennsylvania general obligation bonds were rated AA-by Standard & Poor's Corporation, Aa3 by Moody's Investors Service and AA by Fitch IBCA, Inc. Those ratings are subject to change.

      |_| Local Tax Considerations. Pennsylvania municipalities and school districts are, with certain limitations, authorized to impose a variety of taxes. The real estate tax is the only tax authorized by law to be levied by all classes of local government in the state. Thus, property owners pay real estate taxes to three independent authorities - the county, the municipality and the school district. It is the leading local revenue producer in Pennsylvania.

      The Local Tax Enabling Act, applicable to almost all political subdivisions in Pennsylvania, gives local governments (other than counties) and school districts in Pennsylvania a broad range of non-real estate tax sources. The taxes commonly in use include the earned income or wage tax, per capita taxes, occupation taxes, occupational privilege taxes, real estate transfer taxes, amusement and admission taxes and business gross receipts taxes (although the authority of political subdivisions to impose new business gross receipts taxes is limited). Counties are also permitted to impose intangible personal property taxes (although the constitutional validity of such taxes is presently the subject of litigation and no counties presently impose such taxes).

      In addition, the City and School District of Philadelphia have separate taxing authority to impose a variety of business taxes, wage taxes, income and other various taxes.

      There is various litigation pending against the Commonwealth, its officers and employees. An adverse decision in one or more of these cases could materially affect the Commonwealth's governmental operations.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below.

      |X| Floating Rate and Variable Rate Obligations. Variable rate demand obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligation.

      The interest rate on a floating rate demand note is based on a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder. Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven days are subject to the Fund's limitations on investments in illiquid securities.

      |X| Inverse Floaters and Other Derivative Investments. Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax exempt interest rates. As long as the municipal yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock option."

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment. Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X| When-Issued and Delayed Delivery Transactions. The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the
opportunity   to  obtain  the  security  at  a  price  and  yield  it  considers advantageous.

      When the Fund engages in when-issued and delayed delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.
      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify to its Custodian cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until the Fund pays for the investment.


      When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X| Zero-Coupon Securities. The Fund may buy zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Puts and Standby Commitments. When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X| Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      |X| Illiquid Securities. The Fund has percentage limitations that apply to purchases of illiquid securities, as stated in the Prospectus. As a matter of fundamental policy, the Fund cannot purchase any securities that are subject to restrictions on resale.

      |X| Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. These loans are limited to not more than 25% of the value of the Fund's total assets. There are risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.


      The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities, It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower. The Fund may pay reasonable finder's, administrative or other fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Hedging. The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund may:
      |_| sell interest rate futures or municipal bond index futures, |_| buy puts on such futures or securities, or |_| write covered calls on securities, interest rate futures or municipal bond index futures. Covered calls may also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund will normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund may:
      |_| buy interest rate futures or municipal bond index futures, or |_| buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

      |_| Futures. The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts. Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although Interest Rate Futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future). The Fund would benefit if municipal bonds outperform U.S. Treasury Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the value of the bond to decline about 3%. There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (in this case, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

      |_| Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options (calls). These strategies are described below.

      |_| Writing Covered Call Options. The Fund may write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1) After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2) Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ, the automated quotation system of The Nasdaq Stock Market, Inc. or traded in the over-the-counter market.
(3) Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written.
(4) The Fund may write calls on futures contracts that it owns, but these calls must be covered by securities or other liquid assets that the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker. The Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

      The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future. Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

      |_| Purchasing Calls and Puts. The Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It may also buy calls to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ, or traded in the over-the-counter market. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call. If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund may buy only those puts that relate to securities that the Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures). The Fund may not sell puts other than puts it has previously purchased.

      When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

      |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund may pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities. However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. All participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market may decline. If the Fund then concludes not to invest in such securities because of concerns that there may be further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.

      |_| Interest Rate Swap Transactions. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

       |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions established by the Commodity Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule
4.5 adopted by the CFTC. That Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related options premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short futures and options on futures positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank.

      |X| Temporary Defensive Investments. The securities the Fund may invest in for temporary defensive purposes include the following:
         |_|   short-term municipal securities;
         |_| obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; |_| corporate debt securities rated within the three highest grades by a nationally recognized rating agency; |_| commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and |_| certificates of deposit of domestic banks with assets of $1 billion or more.

      |X| Taxable Investments. While the Fund can invest up to 20% of its total assets in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. To the extent it invests in taxable securities, the Fund would not be able to meet its objective of providing tax exempt income to its shareholders. Taxable investments include, for example, hedging instruments, repurchase agreements, and the types of securities it would buy for temporary defensive purposes.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or |_| more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

      |_| The Fund cannot invest in securities or other investments other than municipal securities, the temporary investments described in its Prospectus, repurchase agreements, covered calls, private activity municipal securities and hedging instruments described in "About the Fund" in the Prospectus or this Statement of Additional Information.

      |_| The Fund cannot make loans. However, repurchase agreements and the purchase of debt securities in accordance with the Fund's other investment policies and restrictions are permitted. The Fund may also lend its portfolio securities as described in "Loans of Portfolio Securities."


      |_| The Fund cannot borrow money in excess of 10% of the value of its total assets. It cannot buy any additional investments when borrowings exceed 5% of its assets. The Fund may borrow only from banks as a temporary measure for extraordinary or emergency purposes, and not for the purpose of leveraging its investments.

      |_| The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign its assets to secure a debt. However, the use of escrow or other collateral arrangements in connection with hedging instruments is permitted.

      |_| The Fund cannot concentrate its investments to the extent of 25% of its total assets in any industry. However, there is no limitation as to the Fund's investments in municipal securities in general or in Pennsylvania municipal securities, or in obligations issued by the U.S. Government and its agencies or instrumentalities.

      |_| The Fund cannot invest in real estate. This restriction shall not prevent the Fund from investing in municipal securities or other permitted securities that are secured by real estate or interests in real estate.

      |_| The Fund cannot purchase securities other than hedging instruments on margin. However, the Fund may obtain short-term credits that may be necessary for the clearance of purchases and sales of securities.

      |_| The Fund cannot sell securities short.

      |_| The Fund cannot underwrite securities or invest in securities that are subject to restrictions on resale.

      |_| The Fund cannot invest in or hold securities of any issuer if officers and Trustees of the Fund or the Manager individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

      |_| The Fund cannot invest in securities of any other investment company, except in connection with a merger with another investment company.

      |_| The Fund cannot buy or sell futures contracts other than interest rate futures and municipal bond index futures.

      Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.



      The Fund currently has an operating policy (which is not a fundamental policy but will not be changed without the approval of a shareholder vote) that prohibits the Fund from issuing senior securities. However, that policy does not prohibit certain activities that are permitted by the Fund's other policies, including borrowing money for emergency purposes as permitted by its other investment policies and applicable regulations, entering into delayed-delivery and when-issued arrangements for portfolio securities transactions, and entering into contracts to buy or sell derivatives, hedging instruments, options, futures and the related margin, collateral or escrow arrangements permitted under its other investment policies.

Non-Diversification of the Fund's Investments. The Fund is a series of a trust that is "non-diversified," as defined in the Investment Company Act. Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer." That means that the Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

      Being non-diversified poses additional investment risks, because if the Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers. However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code. By qualifying, it does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions. First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

      The identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against Concentration. To implement its policy not to concentrate its investments, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. Those industry classifications are not a fundamental policy.

      In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation. Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval. The Manager has no present intention of investing more than 25% of the Fund's total assets in securities paying interest from revenues of similar type projects or in industrial development bonds. This is not a fundamental policy and therefore could be changed without shareholder approval. However, if that change were made, the Prospectus or this Statement of Additional Information would be supplemented to reflect the change.

How the Fund Is Managed

Organization and History. The Fund was originally organized in 1989 as a Massachusetts business trust having one series, the Fund. In 1993 it was reorganized to be a multi-series business trust (now called Oppenheimer
Multi-State Municipal Trust) and the Fund became a separate series of that Trust. The Trust is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. Each of the three series of the Trust is a separate fund that issues its own shares, has its own investment portfolio, and has its own assets and liabilities.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      |_| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment portfolio. Shares are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each class of shares:

      o has its own dividends and distributions,
      o pays certain expenses which may be different for the different classes,
      o may have a different net asset value,
o may have separate voting rights on matters in which the interests of one class are different from the interests of another class, and
      o votes as a class on matters that affect that class alone.

      |_| Meetings of Shareholders. As a series of a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.


      |_| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the trust of which the Fund is a series) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. The contracts further state that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are Trustees or Directors of the following New York-based Oppenheimer funds1:

Oppenheimer Growth Fund             Oppenheimer  International Growth
Oppenheimer Global Fund             Fund
Oppenheimer   Money   Market  Fund, Oppenheimer Municipal Bond Fund
Inc.                                Oppenheimer  New  York  Municipal
Oppenheimer U.S. Government Trust   Fund
Oppenheimer    Gold    &    Special Oppenheimer           Multi-State
Minerals Fund                       Municipal Trust
Oppenheimer Discovery Fund          Oppenheimer  Multi-Sector  Income
Oppenheimer Enterprise Fund         Trust
Oppenheimer  Capital   Appreciation Oppenheimer World Bond Fund
Fund                                Oppenheimer Series Fund, Inc.
Oppenheimer   Multiple   Strategies Oppenheimer   Developing  Markets
Fund                                Fund
Oppenheimer  Global Growth & Income Oppenheimer  International  Small
Fund                                Company Fund
                                    Oppenheimer  California Municipal
                                    Fund


      Ms. Macaskill and Messrs. Spiro, Donohue, Bowen, Zack, Bishop and Farrar respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of November 2, 1998, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. Ms. Macaskill and Mr. Donohue are trustees of that plan.

Leon Levy, Chairman of the Board of Trustees, Age 73
280 Park Avenue, New York,  NY  10017
General  Partner of Odyssey  Partners,  L.P.  (investment  partnership)  (since
1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Trustee, Age 65
19750 Beach Road, Jupiter Island, FL 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman of the Manager, OppenheimerFunds, Inc. (October 1995 to December 1997); Vice President (June 1990 to March 1994) and General Counsel of Oppenheimer Acquisition Corp., the Manager's parent holding company; Executive Vice President (December 1977 to October 1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director (July 1978 to October 1993) and General Counsel of the Distributor, OppenheimerFunds Distributor, Inc.; Executive Vice President and a director (April 1986 to October 1995) of HarbourView Asset Management Corporation; Vice President and a director (October 1988 to October 1993) of Centennial Asset Management Corporation, (HarbourView and Centennial are investment adviser subsidiaries of the Manager); and an officer of other Oppenheimer funds.

Benjamin Lipstein, Trustee, Age 75
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus  of   Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.

Bridget A. Macaskill, President and Trustee*, Age 50
Two World Trade Center, 34th Floor, New York, NY 10048-0203
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView Asset Management Corp.; Chairman and a director of Shareholder Services, Inc. (since August 1994), and Shareholder Financial Services, Inc. (since September 1995) (both are transfer agent subsidiaries of the Manager); President (since September 1995) and a director (since October
1990) of Oppenheimer Acquisition Corp.; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director (since July 1996) of Oppenheimer Real Asset Management, Inc., an investment advisory subsidiary of the Manager; President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager, and of Oppenheimer Millennium Funds plc, an offshore investment company; President and a director or trustee of other Oppenheimer funds; a director of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of the Manager and a director (until 1998) of NASDAQ Stock Market, Inc.

Elizabeth B. Moynihan, Trustee, Age 69
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New York University), and the National Building Museum; a member of the Trustees Council, Preservation League of New York State, and of the Indo-U.S. Sub-Commission on Education and Culture.

Kenneth A. Randall, Trustee, Age 71
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil and gas producer), Texan Cogeneration Company (cogeneration company), and Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The
Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee, Age 68
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a member of the U.S. Competitiveness Policy Council; a director of River Bank America (real estate manager); Trustee, Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age 66
8 Sound Shore Drive, Greenwich, Connecticut 06830
Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K); a trustee of Mystic Seaport Museum, International House and Greenwich Historical Society.

Donald W. Spiro, Vice Chairman and Trustee*, Age 72
Two World Trade Center, 34th Floor, New York, NY 10048-0203
Chairman Emeritus (since August 1991) and a director (since January 1969) of the Manager; formerly Chairman of the Manager and the Distributor.

Pauline Trigere, Trustee, Age 86
498 Seventh Avenue, New York, New York 10018
Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).

Clayton K. Yeutter, Trustee, Age 67
1325 Merrie Ridge Road, McLean, Virginia 22101
Of Counsel, Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order) Counselor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.


Robert E. Patterson - Vice President and Portfolio Manager, Age 55 Two World Trade Center, 34th Floor, New York, NY 10048-0203 Senior Vice President of the Manager (since February 1993); an officer of other Oppenheimer funds.

Andrew J. Donohue, Secretary, Age 48
Two World Trade Center, 34th Floor, New York, NY 10048-0203 Executive Vice President (since January 1993), General Counsel (since October 1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corp., Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since September 1995); President and a director of Centennial Asset Management Corp. (since September 1995); President and a director of Oppenheimer Real Asset
Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

George C. Bowen, Treasurer, Age 62
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corp.; Senior Vice President (since February 1992), Treasurer (since July 1991) and a director (since December 1991) of Centennial Asset Management Corp.; Vice President and Treasurer (since August
1978) and Secretary (since April 1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); a trustee or director and an officer of other Oppenheimer funds; formerly Treasurer of Oppenheimer Acquisition Corp. (June 1990 - March 1998).

Robert G. Zack, Assistant Secretary, Age 50
Two World Trade Center, 34th Floor, New York, NY 10048-0203
Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager; Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November
1989); Assistant Secretary of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.




Robert J. Bishop, Assistant Treasurer, Age 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age 33
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

      |X| Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Mr. Spiro) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended July 31, 1998. The compensation from all of the New York-based Oppenheimer funds (including the Fund) was received as a director, trustee or member of a committee of the boards of those funds during the calendar year 1997.

----------------------------------------------------------------------
                                                     Total
                                      Retirement     Compensation
                                      Benefits       from all
                      Aggregate       Accrued        New York-Based
                      Compensation    as Fund        Oppenheimer
Name and Position     from Fund       Expenses       Funds (20
                                                     Funds)1
----------------------------------------------------------------------
----------------------------------------------------------------------
Leon Levy             $13,749         $10,085        $158,500
Chairman
----------------------------------------------------------------------
----------------------------------------------------------------------
Robert G. Galli       $1,2362         None           None
Study Committee
Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Benjamin Lipstein     $18,144         $14,975        $137,000
Study Committee
Chairman,3
Audit Committee
Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Elizabeth B. Moynihan $2,231          None           $96,500
Study Committee
Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Kenneth A. Randall    $8,854          $6,808         $88,500
Audit Committee
Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Edward V. Regan       $2,024          None           $87,500
Proxy Committee
Chairman, Audit
Committee Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Russell S. Reynolds,  $3,332          $1,818         $65,500
Jr.
Proxy Committee
Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Pauline Trigere       $6,347          $4,995         $58,500

----------------------------------------------------------------------
----------------------------------------------------------------------
Clayton K. Yeutter    $1,5144         None           $65,500
Proxy Committee
Member
----------------------------------------------------------------------
----------------------------
1  For the 1997 calendar year.
2   Reflects fees from 1/1/98 to 7/31/98
3 Committee position held during a portion of the period shown. 4 Includes $168 deferred under Deferred Compensation Plan described below.

      |X| Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service. Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.

      |X| Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X| Major Shareholders. As of November 2, 1998, the only persons who owned of record or who were known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B or Class C shares were:

      James E. Beasley
      c/o Beasley Casey & Erbstein
      1125 Walnut Street
      Philadelphia, PA  19107
      363,918.832 Class A shares (approximately 6.38% of the Class A shares then outstanding)

      Merrill Lynch Pierce Fenner & Smith Inc. (which advised the Fund that such shares were held beneficially for its customers) 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida 32246 132,406.743 Class B shares (approximately 7.17% of the Class B shares then outstanding) 147,250.525 Class C shares (approximately 32.25% of the Class C shares then outstanding)

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

      The portfolio manager of the Fund is principally responsible for the day-to-day management of the Fund's investment portfolio. Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers have broad experience with fixed-income securities. They provide the Fund's portfolio manager with research and support in managing the Fund's investments.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Expenses not expressly assumed by the Manager under the advisory agreement are paid by the Fund. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to disinterested Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

      The investment advisory agreement contains no limitation of the Fund's expenses by the Manager. The Manager has voluntarily agreed to waive receipt of a portion of its annual management fee to the extent necessary to limit the annual management fee to not more than 0.57% of average annual net assets of each class of shares. The Manager may withdraw that waiver at any time. The management fees paid by the Fund to the Manager during its last three fiscal years are listed below. Also shown is the amount the management fee would have been without the waiver. Under its voluntary expense waiver, the Manager absorbed $8,996 of the Fund's expenses in the Fund's 1996 fiscal year, $33,555 in its 1997 fiscal year, and $53,282 in the Fund's 1998 fiscal year.

----------------------------------------------------------------------
                                               Management Fee Paid to
      Fiscal Year           Management Fee     OppenheimerFunds, Inc.
      Ending 7/31         (Without Voluntary         (after waiver)
                               Waiver)
----------------------------------------------------------------------
----------------------------------------------------------------------
1996 (7 months)         $280,681               $271,685
$109,426
----------------------------------------------------------------------
----------------------------------------------------------------------
1997                    $505,333               $490,443
$230,723
----------------------------------------------------------------------
----------------------------------------------------------------------
1998                    $565,307               $537,042
----------------------------------------------------------------------

      The investment advisory agreement contains an indemnity of the Manager. In the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of any investment of the Fund assets made with due care and in good faith. The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.


Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. Under the agreement, the Manager may employ those broker-dealers (including "affiliated" brokers, as that term is defined in the Investment Company Act) that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution" refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those other considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees has permitted the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing research services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more of funds advised by the Manager purchase the same security on the same day from the same dealer, the Manager may average the price of the transactions and allocate the average among the funds.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B and Class C shares. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor. They exclude payments under the Distribution and Service Plans but include advertising and the cost of printing and mailing prospectuses (other than those furnished to existing shareholders).

      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is discussed in the table below:

 -------------------------------------------------------------------


         Aggregate   Class A    Commissions  CommissionsCommissions
 Fiscal  Front-End   Front-End  on Class A   on Class   on Class C
 Year    Sales       Sales      Shares       B Shares   Shares
 Ended   Charges on  Charges    Advanced by  Advanced   Advanced
 7/31:   Class A     Retained   Distributor1 by         by
         Shares      by                      DistributorDistributor1
                     Distributor
 -------------------------------------------------------------------
 -------------------------------------------------------------------
  19962   $132,759    $42,197       N/A       $90,813     $2,794
 -------------------------------------------------------------------
 -------------------------------------------------------------------
  1997    $229,396    $44,608       N/A       $162,068    $20,610
 -------------------------------------------------------------------
 -------------------------------------------------------------------
  1998    $250,587    $48,212      $7,000     $205,688    $24,690
 -------------------------------------------------------------------
1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.
2. Fiscal period of seven months.

 -------------------------------------------------------------------

            Class A           Class B           Class C Contingent
 Fiscal     Contingent        Contingent        Deferred Sales
 Year       Deferred Sales    Deferred Sales    Charges Retained
 Ended      Charges Retained  Charges Retained  by Distributor
 7/31:      by Distributor    by Distributor
 -------------------------------------------------------------------
 -------------------------------------------------------------------
    1998           $0              $48,900              $0
 -------------------------------------------------------------------

      For additional information about distribution of the Fund's shares, including fees and expenses, please refer to "Distribution and Service Plans."

Distribution and Service Plans. The Fund has adopted a Service Plan for its Class A shares and Distribution and Service Plans for its Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans, the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that plan. Each plan has also been approved by a vote of the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. The Manager cast the vote to approve the Class C plan as the sole initial holder of Class C shares.

      Under the plans the Manager and the Distributor, in their sole discretion, from time to time may use their own resources to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform at no cost to the Fund. The Manager may use profits from the advisory fee it receives from the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to plan recipients from their own resources.

      Unless a plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders of the class affected by the amendment. Because Class B shares automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for an amendment to the Class A plan that would materially increase the amount to be paid under that plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by Class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Fund's Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, the purpose for which the payments were made and the identity of each recipient of a payment. The report on the Class B and Class C plans shall also include the Distributor's distribution costs for the quarter, and any costs for previous fiscal periods that have been carried forward. Those reports are subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty.

      Each plan states that while it is in effect, the selection or replacement and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This provision does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fees at the maximum rate allowed under the plans and has set no minimum asset amount needed to qualify for payments.

      |_| Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.15% of the average annual net assets of Class A shares held in accounts of the service providers or their customers.


      For the fiscal year ended July 31, 1998, payments under the Plan for Class A shares totaled $101,032, all of which was paid by the Distributor to recipients. That included $6,691 paid to an affiliate of the Distributor. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

      |_| Class B and Class C Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plans during that period. The Class B and Class C plans permit the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance.

      The Distributor is entitled under the service plans for Class B and Class C shares to receive a service fee of up to 0.25% per year. The Board of Trustees has set that fee at 0.15% per year. The Distributor presently intends to pay recipients the service fee on Class B and Class C shares in advance for the first year the shares are outstanding. After the first year shares are outstanding, the Distributor makes payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for an advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fees and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the Distributor in recognition that the Distributor:

|_| pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described in the Prospectus,
|_| may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
|_| employs personnel to support distribution of shares, and |_| bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

      Payments made under the Class B plan for the fiscal year ended July 31, 1998, totaled $209,616 (including $1,930 paid to an affiliate of the Distributor). The Distributor retained $164,757 of the total paid. Payments made under the Class C Plan for the fiscal year ended July 31, 1998 totaled $40,557, of which $27,981 was retained by the Distributor. At July 31, 1998, the Distributor had incurred unreimbursed expenses under the Class B plan in the amount of $597,509 (equal to 2.7% of the Fund's net assets represented by Class B shares on that date). At July 31, 1998, the Distributor had incurred unreimbursed expenses under the Class C plan of $51,599 (equal to 0.99% of the Fund's net assets represented by Class C shares on that date). If either plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

      All payments under the Class B and Class C plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees to NASD members.


Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance during its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

      |_| Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      |_| The Fund's performance returns do not reflect the effect of taxes on distributions.
      |_| An investment in the Fund is not insured by the FDIC or any other government agency.
      |_| The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
      |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

      |_| Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

                    Standardized Yield = 2[(a-b
                                            --- + 1)6 - 1]
                                            cd

      The symbols above represent the following factors:
      a =dividends and interest earned during the 30-day period.
      b =expenses accrued for the period (net of any expense assumptions).
      c =the average  daily number of shares of that class  outstanding  during the 30-day period that were entitled to receive dividends.
      d =the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

      |_| Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

           Dividend  Yield  =  dividends  paid  x  12/maximum   offering  price
(payment date)


      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

      |_| Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated Federal tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated. Your tax bracket is determined by your Federal and state taxable income (the net amount subject to Federal and state income tax after deductions and exemptions). The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.

----------------------------------------------------------------------

       The Fund's Yields for the 30-Day Periods Ended 7/31/98
----------------------------------------------------------------------
----------------------------------------------------------------------
                                                    Tax-Equivalent
           Standardized Yield    Dividend Yield      Yield (41.29%
                                                       Combined
Class of                                          Federal/Pennsylvania
Shares                                               Tax Bracket)
----------------------------------------------------------------------
----------------------------------------------------------------------
           Without             Without            Without
           Sales     After     Sales     After    Sales     After
           Charge    Sales     Charge    Sales    Charge    Sales
                     Charge              Charge             Charge
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A        4.67%     4.45%     4.93%    4.70%     7.95%     7.58%
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B        3.91%       N/A     4.14%      N/A     6.66%       N/A
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C        3.91%       N/A     4.14%      N/A     6.66%       N/A
----------------------------------------------------------------------

      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period.

      |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                              ERV  1/n
                              ---       - 1 = Average Annual Total Return
                               P

      |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                              ERV-P
                              -----  = Total Return
                                P

      |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------

       The Fund's Total Returns for the Periods Ended 7/31/98
----------------------------------------------------------------------
----------------------------------------------------------------------
           Cumulative           Average Annual Total Returns
         Total Returns
          (10 years or
         life of class)
Class
of
Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
                                           5-Year         10-Year
                            1-Year       (or life of    (or life of
                                           class)          class)
----------------------------------------------------------------------
----------------------------------------------------------------------
         After   WithoutAfter   WithoutAfter   Without After  Without
         Sales   Sales  Sales   Sales  Sales   Sales   Sales  Sales
         Charge  Charge Charge  Charge Charge  Charge  Charge Charge
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A   77.36% 86.20%   0.00%  4.99%   4.50%   5.52%  6.67%   7.26%
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B   27.65% 28.64%  -0.79%  4.20%   4.39%   4.72% 4.76%*  4.92%*
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C   19.53% 19.53%   3.20%  4.20% 6.29%** 6.29%**    N/A     N/A
----------------------------------------------------------------------
      Inception of Class A:    9/18/89
*   Inception of Class B: 5/3/93
** Inception of Class C:  8/29/95

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its Class A, Class B or Class C shares by Lipper Analytical Services, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked by Lipper against all other bond funds, other than money market funds, and other municipal bond funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.


      |_| Morningstar Rankings. From time to time the Fund may publish the star ranking of the performance of its Class A, Class B or Class C shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is ranked among municipal bond funds.

      Morningstar star rankings are based on risk-adjusted total investment return. Investment return measures a fund's (or class's) one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's (or class's) 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40%
respectively), or its combined 3-, 5-, and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception date of the fund (or class). Rankings are subject to change monthly.

      The Fund may also compare its performance to that of other funds in its Morningstar category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

      |_| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, the Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's Class A, Class B or Class C shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the Fund's Class A, Class B or Class C returns to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.


-------------------------------------------------------------------------------
ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------

How to Buy Shares

      Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
         |_| Class A and Class B shares you purchase for your individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
        |_|current purchases of Class A and Class B shares of the Fund and other
           Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
        |_|Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

      |X| The  Oppenheimer  Funds.  The  Oppenheimer  funds  are  those  mutual
funds   for   which   the   Distributor   acts  as  the   distributor   or  the
sub-distributor and currently include the following:

Oppenheimer Municipal Bond Fund     Oppenheimer New York Municipal
                                    Fund
Oppenheimer California Municipal    Oppenheimer Intermediate
Fund                                Municipal Fund
Oppenheimer Insured Municipal Fund  Oppenheimer Main Street
                                    California Municipal Fund
Oppenheimer Florida Municipal Fund  Oppenheimer New Jersey Municipal
                                    Fund
Oppenheimer Pennsylvania Municipal  Oppenheimer Discovery Fund
Fund
Oppenheimer Capital Appreciation    Oppenheimer Growth Fund
Fund
Oppenheimer Equity Income Fund      Oppenheimer Multiple Strategies
                                    Fund
Oppenheimer Total Return Fund, Inc. Oppenheimer Main Street Income &
                                    Growth Fund
Oppenheimer High Yield Fund         Oppenheimer Champion Income Fund
Oppenheimer Bond Fund               Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term            Oppenheimer Global Fund
Government Fund
Oppenheimer Global Growth & Income  Oppenheimer Gold & Special
Fund                                Minerals Fund
Oppenheimer Strategic Income Fund   Oppenheimer International Bond
                                    Fund
Oppenheimer Enterprise Fund         Oppenheimer International Growth
                                    Fund
Oppenheimer Developing Markets Fund Oppenheimer Real Asset Fund
Oppenheimer International Small     Oppenheimer Quest Balanced Value
Company Fund                        Fund
Oppenheimer Quest Opportunity       Oppenheimer Quest Small Cap
Value Fund                          Value Fund
Oppenheimer Quest Value Fund, Inc.  Oppenheimer Quest Global Value
                                    Fund, Inc.
Oppenheimer Quest Capital Value     Oppenheimer MidCap Fund
Fund, Inc.
Oppenheimer Convertible Securities  Rochester Fund Municipals
Fund
Limited-Term New York Municipal     Oppenheimer Disciplined Value
Fund                                Fund
Oppenheimer Disciplined Allocation  Oppenheimer World Bond Fund
Fund
and the following money market funds:

Oppenheimer Money Market Fund, Inc. Oppenheimer Cash Reserves
Centennial Money Market Trust       Centennial Tax Exempt Trust
Centennial Government Trust         Centennial  New York  Tax  Exempt
                                    Trust
Centennial  California  Tax  Exempt Centennial America Fund, L.P.
Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

      A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      |_|  Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or
           (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (minimum $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited, normally four to five business days prior to the investment dates selected in the Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmission.

      Before initiating Asset Builder payments, obtain a prospectus of the selected fund(s) from the Distributor or your financial advisor and request an application from the Distributor, complete it and return it. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 15 days) after receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B and Class C are subject.

      The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares in general are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation for selling Fund shares may receive different levels of compensation for selling to one class of shares than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

      |_| Class B Conversion. The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years. Shareholders should consult their tax advisors regarding the state and local tax consequences of the conversion of Class B shares into Class A shares, or any other conversion or exchange of shares.

      |_| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, share registration fees and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. It is done by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in municipal securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X| Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

      |_| Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
      |_| The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry: (1) debt instruments that have a maturity of more than 397 days when issued, (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and (3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
      |_|  The  following   securities   are  valued  at  cost,   adjusted  for
amortization of premiums and accretion of discounts:
(1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
      |_| Securities not having readily-available market quotations are valued at fair value determined under the Board's procedures.

      If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, Interest Rate Futures and Municipal Bond Index Futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

      The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to the Fund's bank for clearance, the bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue to receive dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the bank listed on the check or at the Fund's custodian bank. That limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering Checkwriting privileges at any time without prior notice.

      In choosing to take advantage of the Checkwriting privilege by signing the Account Application or by completing a Checkwriting card, each individual who signs: (1) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of such registered owner(s);
(3) authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable;
(5) understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6) acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of :
|_|   Class A shares that you  purchased  subject to an initial sales charge or
        Class A shares on which a contingent deferred sales charge was paid, or
|_| Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in "Waivers of Class B and Class C Sales Charges" below).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1-800-525-7048.
      |_| All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
      |_| Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.
      |_| Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401 (k) plans
      |_|  Class Y shares of Oppenheimer Real Asset Fund are not exchangeable.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Convertible Securities Fund, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Convertible Securities Fund are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange of Class M shares. No other exchanges may be made to Class M shares.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      |_| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one Class must specify whether they intend to exchange Class A, Class B or Class C shares.

      |_| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |_| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans and Automatic Withdrawal Plans will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among Class A, Class B and Class C shares.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends and Distributions. The Fund intends to qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for Federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from Federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources treats the dividend as a receipt of either ordinary income or long-term capital gain in the computation of gross income, regardless of whether the dividend is reinvested: (1) certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
(2) income from securities loans; (3) income or gains from options or futures; or (4) an excess of net short-term capital gain over net long-term capital loss from the Fund.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether such benefits are subject to Federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase (which period may be shortened by regulation) will be disallowed for Federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

      Shares of the Fund will be exempt from Pennsylvania county personal property taxes to the extent that on the annual assessment date the Fund's portfolio securities consist of :
      |_|  Pennsylvania municipal securities,
      |_| obligations of the U.S. government (and certain of its territories, agencies and instrumentalities), and
|_|   certain other  obligations that are not subject to such personal property taxes.

      To the extent that distributions paid by the Fund are derived from interest on Pennsylvania municipal securities, qualifying obligations of the U.S. government and certain U.S. territories, agencies and instrumentalities, those distributions will also be exempt from Pennsylvania personal income tax, and in the case of residents of Philadelphia, exempt from the investment income tax of the School District of Philadelphia. Distributions from the Fund attributable to income from sources other than those will generally be subject to Pennsylvania personal income tax.

      Corporations that are subject to the Pennsylvania corporate net income tax will not be subject to tax on distributions received from the Fund provided that such distributions are not included in federal taxable income determined before net operating loss deductions and special deductions. As a result of a pronouncement by the Pennsylvania Department of Revenue, an investment in the Fund by a corporate shareholder will apparently qualify as an exempt asset for purposes of the single asset apportionment fraction available in computing the Pennsylvania capital stock/foreign franchise tax to the extent that the Fund's portfolio securities comprise investments in Pennsylvania and/or U.S. government securities that would be exempt assets if owned directly by the corporation.

      Under the Internal Revenue Code, by December 31 each year the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made at net asset value without sales charge. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder must first obtain a prospectus for that fund and an application from the Transfer Agent to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from certain of the other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Transfer Agent. The Fund's Transfer Agent, OppenheimerFunds Services, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Fund. It also handles shareholder servicing and administrative functions. It is paid on an "at-cost" basis.

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal Deposit Insurance. Those uninsured balances may at times be substantial.

Independent Auditors. KPMG Peat Marwick LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

--------------------------------------------------------------------------------
 Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Pennsylvania Municipal Fund:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Pennsylvania Municipal Fund (a series of Oppenheimer Multi-State Municipal Trust) as of July 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the seven-month period ended July 31, 1996 and for each of the years in the three-year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

            We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

            In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Pennsylvania Municipal Fund as of July 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the seven-month period ended July 31, 1996, and for each of the years in the three-year period ended December 31, 1995, in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick LLP
-------------------------
KPMG Peat Marwick LLP

Denver, Colorado
August 21, 1998

--------------------------------------------------------------------------------
 Statement of Investments  July 31, 1998
--------------------------------------------------------------------------------

                                                        Ratings:
                                                        Moody's/
                                                        S&P/Fitch                       Face                    Market Value
                                                        (Unaudited)                     Amount                  See Note 1
====================================================================================================================================
Municipal Bonds and Notes--98.8%
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania--84.8%
Beaver Cnty., PA IDAU PC Collateral RRB,
Toledo Edison Project, Series A, 7.75%, 5/1/20          Ba2/BB/BB                       $2,000,000              $2,308,440
------------------------------------------------------------------------------------------------------------------------------------
Berks Cnty., PA GOB, Prerefunded, FGIC Insured,
Inverse Floater, 8.67%, 11/10/20(1)                     Aaa/AAA/AAA                      1,000,000               1,203,750
------------------------------------------------------------------------------------------------------------------------------------
Blair Cnty., PA HA RB, Altoona Hospital Project,
AMBAC Insured, Inverse Floater, 8.212%,
7/1/14(1)                                               Aaa/AAA/AAA                        700,000                 814,590
------------------------------------------------------------------------------------------------------------------------------------
Delaware Cnty., PA College Authority RRB,
Neumann College, Series A, 5.375%, 10/1/26              NR/BBB-                          2,200,000               2,159,124
------------------------------------------------------------------------------------------------------------------------------------
Delaware Cnty., PA University Authority RB,
Villanova University, MBIA Insured, 6.90%, 8/1/16       Aaa/AAA                          1,000,000               1,074,200
------------------------------------------------------------------------------------------------------------------------------------
Erie, PA SDI GORB, CAP, FSA Insured, Zero
Coupon, 5.35%, 9/1/18(2)                                NR/AAA/AAA                       4,780,000               1,671,757
------------------------------------------------------------------------------------------------------------------------------------
Langhorne, PA St. Mary HA RRB, Franciscan
Health Project, Series B, BIG Insured, 7%, 7/1/14       Aaa/AAA/AAA                        500,000                 522,620
------------------------------------------------------------------------------------------------------------------------------------
Lehigh Cnty., PA GP RB, Lehigh Valley Hospital,
Inc., Series A, MBIA Insured, 7%, 7/1/16                Aaa/AAA                          1,250,000               1,528,375
------------------------------------------------------------------------------------------------------------------------------------
Monroeville, PA HA RRB, Forbes Health System,
6.25%, 10/1/15                                          A3/B                             4,000,000               3,731,200
------------------------------------------------------------------------------------------------------------------------------------
New Wilmington, PA Municipal College Authority
RB, Westminster College, 5.30%, 3/1/18                  Baa1/NR                          1,000,000                 989,740
------------------------------------------------------------------------------------------------------------------------------------
PA Convention Center Authority RB, Escrowed
to Maturity, Series A, FGIC Insured, 6.70%, 9/1/16      Aaa/AAA/AAA                      1,850,000               2,200,390
------------------------------------------------------------------------------------------------------------------------------------
PA EDFAU RR RB, Colver Project, Series D,
7.15%, 12/1/18                                          NR/BBB-/BBB-                     2,000,000               2,235,720
------------------------------------------------------------------------------------------------------------------------------------
PA EDFAU RR RB, Northampton Generating,
Series A, 6.50%, 1/1/13                                 NR/NR/BBB-                       1,450,000               1,542,234
------------------------------------------------------------------------------------------------------------------------------------
PA EDFAU Wastewater Treatment RB, Sun Co.,
Inc.-R & M Project, Series A, 7.60%, 12/1/24            Baa2/BBB                         2,000,000               2,336,340
------------------------------------------------------------------------------------------------------------------------------------
PA HEAA Student Loan RB, AMBAC
Insured, Inverse Floater, 8.346%, 3/1/22(1)             Aaa/AAA/AAA                      1,250,000               1,404,688
------------------------------------------------------------------------------------------------------------------------------------
PA HEFAU College & Universities RB, Geneva
College, 5.375%, 4/1/23                                 NR/BBB-                          1,800,000               1,782,864
------------------------------------------------------------------------------------------------------------------------------------
PA HEFAU RRB, Unrefunded Balance, Series A,
MBIA Insured, 6.625%, 8/15/09                           Aaa/AAA                            305,000                 336,644
------------------------------------------------------------------------------------------------------------------------------------
PA HFA SFM RB, Inverse Floater, 9.964%,
10/3/23(1)                                              Aa2/AA+                          1,000,000               1,135,000
------------------------------------------------------------------------------------------------------------------------------------
PA HFA SFM RB, Series 40, 6.80%, 10/1/15                Aa2/AA+                          2,000,000               2,162,460
------------------------------------------------------------------------------------------------------------------------------------
PA HFA SFM RB, Series 44C, 6.65%, 10/1/21               Aa2/AA+                          1,000,000               1,079,040
------------------------------------------------------------------------------------------------------------------------------------
PA HFA SFM RB, Series 54A, 6.15%, 10/1/22               Aa2/AA+                          1,000,000               1,050,810


                   15 Oppenheimer Pennsylvania Municipal Fund

--------------------------------------------------------------------------------
  Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                        Ratings:
                                                        Moody's/
                                                        S&P/Fitch                       Face                    Market Value
                                                        (Unaudited)                     Amount                  See Note 1
====================================================================================================================================
Pennsylvania (continued)
PA HFA SFM RB, Series 61A, 5.50%, 4/1/29                Aa2/AA+                         $1,500,000              $1,518,615
------------------------------------------------------------------------------------------------------------------------------------
PA IDAU ED RB, Prerefunded, Series A,
7%, 1/1/11                                              NR/AAA/AAA                       1,000,000               1,100,030
------------------------------------------------------------------------------------------------------------------------------------
PA Jim Thorpe Area SDI GOB, Series A,
MBIA Insured, 5.375%, 3/15/27                           Aaa/AAA                          1,305,000               1,329,404
------------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Gas Works RB, 15th Series,
MBIA Insured, 5.25%, 8/1/15                             Aaa/AAA                          1,000,000               1,008,120
------------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Hospitals & HEFAU RRB,
Albert Einstein Medical Center, 7.625%, 4/1/11          A3/AA-                           3,500,000               3,659,705
------------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Hospitals & HEFAU RRB,
Jeanes Health System Project, 6.60%, 7/1/10             Baa3/BBB                         3,560,000               3,906,993
------------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Hospitals & HEFAU RRB,
Jeanes Hospital Project, 5.875%, 7/1/17                 Baa3/BBB                         1,500,000               1,540,665
------------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Hospitals & HEFAU RRB,
Temple University Hospital, Series A,
6.625%, 11/15/23                                        Baa1/A-                          3,800,000               4,076,792
------------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU HCF RRB, Baptist Home
of Philadelphia, Series A, 5.60%, 11/15/28              NR/NR                            3,000,000               2,935,500
------------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU HCF RRB, Paul's Run,
Series A, 5.875%, 5/15/28                               NR/NR                            3,625,000               3,641,458
------------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU RRB, Franklin Institute
Project, 5.20%, 6/15/26                                 Baa2/NR                          1,400,000               1,348,088
------------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Regional POAU Lease RB,
MBIA Insured, Inverse Floater, 8.50%, 9/1/20(1)         Aaa/AAA                          2,100,000               2,446,500
------------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Water & Wastewater RB,
FGIC Insured, 10%, 6/15/05                              Aaa/AAA/AAA                      4,400,000               5,808,836
------------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA Urban Redevelopment Authority
Mtg. RRB, Series A, 6.20%, 10/1/21                      Aa2/AAA                            565,000                 597,476
------------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA Urban Redevelopment Authority
Mtg. RRB, Series A, 6.25%, 10/1/28                      Aa2/AAA                          1,400,000               1,482,600
------------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA Urban Redevelopment Authority
Mtg. RRB, Series C, 5.95%, 10/1/29                      Aa2/AAA                          3,000,000               3,141,900
------------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA Water & Sewer Authority RRB,
Escrowed to Maturity, FGIC Insured, 7.25%,
9/1/14                                                  Aaa/AAA                          1,200,000               1,459,008
------------------------------------------------------------------------------------------------------------------------------------
Reading, PA Parking Authority CAP RB, MBIA
Insured, Zero Coupon, 5.71%, 11/15/15(2)                Aaa/AAA                          2,345,000                 955,658
------------------------------------------------------------------------------------------------------------------------------------
Schuylkill Cnty., PA IDAU RR RRB, Schuylkill
Energy Resources, Inc., 6.50%, 1/1/10(3)                NR/NR/BB                         4,265,000               4,265,000
------------------------------------------------------------------------------------------------------------------------------------
Westmoreland Cnty., PA IDAU RRB, Redstone
HCF, 5.85%, 11/15/29                                    NR/NR                            2,000,000               1,974,340
                                                                                                                --------------------
                                                                                                                81,466,674


                   16 Oppenheimer Pennsylvania Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                        Ratings:
                                                        Moody's/
                                                        S&P/Fitch                       Face                   Market Value
                                                        (Unaudited)                     Amount                 See Note 1
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions--14.0%
Guam Housing Corp. SFM RB, Series A,
5.75%, 9/1/31                                           NR/AAA                          $4,500,000             $ 4,784,850
--------------------------------------------------------------------------------------------------------------------------
PR CMWLTH GOB, 6.50%, 7/1/15                            Baa1/A                           1,200,000               1,405,320
--------------------------------------------------------------------------------------------------------------------------
PR CMWLTH GORB, MBIA Insured, Inverse
Floater, 7.934%, 7/1/08(1)                              Aaa/AAA                          1,000,000               1,122,500
--------------------------------------------------------------------------------------------------------------------------
PR CMWLTH HTAU RB, Series Y, 5%, 7/1/36                 Baa1/A                           3,100,000               3,055,763
--------------------------------------------------------------------------------------------------------------------------
PR EPAU CAP RRB, Series N, MBIA Insured,
Zero Coupon, 5.69%, 7/1/17(2)                           Aaa/AAA                          3,300,000               1,291,785
--------------------------------------------------------------------------------------------------------------------------
PR Industrial Tourist Educational Medical &
Environmental Control Facilities RB, Polytechnic
University Project, Series A, 6.50%, 8/1/24             NR/BBB-                            985,000               1,070,872
--------------------------------------------------------------------------------------------------------------------------
PR POAU RB, American Airlines SPF Project,
Series A, 6.25%, 6/1/26                                 Baa3/BBB+                          675,000                 729,776
                                                                                                               -----------
                                                                                                                13,460,866

--------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $89,754,399)                                                98.8%             94,927,540
--------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                1.2               1,114,160
                                                                                         ---------             -----------
Net Assets                                                                                   100.0%            $96,041,700
                                                                                         =========             ===========

To simplify the listings of securities, abbreviations are used per the table below:

CAP       --Capital Appreciation
CMWLTH    --Commonwealth
ED        --Economic Development
EDFAU     --Economic Development Finance Authority
EPAU      --Electric Power Authority
GP        --General Purpose
GOB       --General Obligation Bonds
GORB      --General Obligation Refunding Bonds
HA        --Hospital Authority
HCF       --Health Care Facilities
HEAA      --Higher Education Assistance Agency
HEFAU     --Higher Educational Facilities Authority
HFA       --Housing Finance Agency
HTAU      --Highway & Transportation Authority
IDAU      --Industrial Development Authority
PC        --Pollution Control
POAU      --Port Authority
RB        --Revenue Bonds
RR        --Resource Recovery
RRB       --Revenue Refunding Bonds
SDI       --School District
SFM       --Single Family Mtg.
SPF       --Special Facilities

1. Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $8,127,028 or 8.46% of the Fund's net assets as of July 31, 1998.

2. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.


                   17 Oppenheimer Pennsylvania Municipal Fund

--------------------------------------------------------------------------------
  Statement of Investments  (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
As of July 31, 1998, securities subject to the alternative minimum tax amount to $24,244,533 or 25.24% of the Fund's net assets.

Distribution of investments by industry, as a percentage of total investments at value, is as follows:

Industry                                            Market Value         Percent
--------------------------------------------------------------------------------
Hospital/Healthcare                                  $19,780,940           20.8%
--------------------------------------------------------------------------------
Single Family Housing                                 16,952,751           17.9
--------------------------------------------------------------------------------
Adult Living Facilities                                8,551,298            9.0
--------------------------------------------------------------------------------
Resource Recovery                                      8,042,955            8.5
--------------------------------------------------------------------------------
Higher Education                                       7,413,444            7.8
--------------------------------------------------------------------------------
Water Utilities                                        7,267,844            7.7
--------------------------------------------------------------------------------
General Obligation                                     5,403,327            5.7
--------------------------------------------------------------------------------
Corporate Backed                                       4,166,146            4.4
--------------------------------------------------------------------------------
Highways                                               3,055,763            3.2
--------------------------------------------------------------------------------
Marine/Aviation Facilities                             2,446,500            2.6
--------------------------------------------------------------------------------
Pollution Control                                      2,308,440            2.4
--------------------------------------------------------------------------------
Lease Rental                                           2,200,390            2.3
--------------------------------------------------------------------------------
Student Loans                                          1,404,687            1.5
--------------------------------------------------------------------------------
Not-for-Profit Organization                            1,348,088            1.4
--------------------------------------------------------------------------------
Education                                              1,329,404            1.4
--------------------------------------------------------------------------------
Electric Utilities                                     1,291,785            1.3
--------------------------------------------------------------------------------
Gas Utilities                                          1,008,120            1.1
--------------------------------------------------------------------------------
Parking Fee Revenue                                      955,658            1.0
                                                     -----------          -----
                                                     $94,927,540          100.0%
                                                     ===========          =====

See accompanying Notes to Financial Statements.


                   18 Oppenheimer Pennsylvania Municipal Fund

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities  July 31, 1998
--------------------------------------------------------------------------------

===============================================================================
Assets
Investments, at value (cost $89,754,399)
--see accompanying statement                                        $94,927,540
-------------------------------------------------------------------------------
Cash                                                                     74,094
-------------------------------------------------------------------------------
Receivables:
Interest                                                              1,312,310
Shares of beneficial interest sold                                      151,474
-------------------------------------------------------------------------------
Other                                                                     4,301
                                                                    -----------
Total assets                                                         96,469,719

===============================================================================
Liabilities Payables and other liabilities:
Dividends                                                               248,757
Trustees' fees--Note 1                                                   65,882
Shareholder reports                                                      47,157
Shares of beneficial interest redeemed                                   21,854
Transfer and shareholder servicing agent fees                            14,388
Distribution and service plan fees                                       12,440
Other                                                                    17,541
                                                                    -----------
Total liabilities                                                       428,019

===============================================================================
Net Assets                                                          $96,041,700
                                                                    ===========

===============================================================================
Composition of Net Assets
Paid-in capital                                                     $92,628,783
-------------------------------------------------------------------------------
Overdistributed net investment income                                  (314,250)
-------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions             (1,445,974)
-------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                    5,173,141
                                                                    -----------
Net assets                                                          $96,041,700
                                                                    ===========

===============================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share
(based on net assets of $68,719,866 and 5,532,104
shares of beneficial interest outstanding)                               $12.42
Maximum offering price per share (net asset value
plus sales charge of 4.75% of offering price)                            $13.04
-------------------------------------------------------------------------------

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $22,124,164 and 1,781,337 shares of beneficial interest outstanding) $12.42
-------------------------------------------------------------------------------

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,197,670 and 418,707 shares of beneficial interest outstanding) $12.41

See accompanying Notes to Financial Statements.


                   19 Oppenheimer Pennsylvania Municipal Fund

--------------------------------------------------------------------------------
 Statement of OperationsFor the Year Ended July 31, 1998
--------------------------------------------------------------------------------

===============================================================================
Investment Income
Interest                                                             $5,431,962

===============================================================================
Expenses
Management fees--Note 4                                                 565,307
-------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                 101,032
Class B                                                                 209,616
Class C                                                                  40,557
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                    79,750
-------------------------------------------------------------------------------
Trustees' fees and expenses--Note 1                                      57,431
-------------------------------------------------------------------------------
Shareholder reports                                                      35,501
-------------------------------------------------------------------------------
Legal, auditing and other professional fees                              18,802
-------------------------------------------------------------------------------
Custodian fees and expenses                                              18,451
-------------------------------------------------------------------------------
Other                                                                     6,045
                                                                    -----------
Total expenses                                                        1,132,492
Less expenses paid indirectly--Note 4                                   (17,879)
Less reimbursement of expenses by OppenheimerFunds, Inc.--Note 4        (53,282)
                                                                    -----------
Net expenses                                                          1,061,331

===============================================================================
Net Investment Income                                                 4,370,631

===============================================================================
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments                                                             421,540
Closing of futures contracts                                           (552,243)
                                                                    -----------
Net realized loss                                                      (130,703)

-------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation
on investments                                                          172,958
                                                                    -----------
Net realized and unrealized gain                                         42,255

===============================================================================
Net Increase in Net Assets Resulting from Operations                 $4,412,886
                                                                    ===========

See accompanying Notes to Financial Statements.


                   20 Oppenheimer Pennsylvania Municipal Fund

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                 Year Ended July 31,
                                                 1998              1997
===============================================================================
Operations
Net Investment income                            $  4,370,631      $  4,738,653
-------------------------------------------------------------------------------
Net realized loss                                    (130,703)         (382,487)
-------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation                                          172,958         3,353,916
                                                 ------------      ------------
Net increase in net assets resulting from
operations                                          4,412,886         7,710,082

===============================================================================
Dividends to Shareholders Dividends from net investment income:
Class A                                            (3,520,410)       (3,716,343)
Class B                                              (906,174)         (844,253)
Class C                                              (174,394)          (67,628)

===============================================================================
Beneficial Interest Transactions Net increase in net assets resulting from beneficial interest transactions--Note 2:
Class A                                               571,952         1,518,657
Class B                                             2,831,354         2,681,795
Class C                                             2,596,680         2,069,618

===============================================================================
Net Assets
Total increase                                      5,811,894         9,351,928
-------------------------------------------------------------------------------
Beginning of period                                90,229,806        80,877,878
                                                 ------------      ------------
End of period (including overdistributed net
investment income of $314,250 and $167,336,
respectively)                                    $ 96,041,700      $ 90,229,806
                                                 ============      ============

See accompanying Notes to Financial Statements.


                   21 Oppenheimer Pennsylvania Municipal Fund

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

                                               Class A
                                               ----------------------------------------------------------------------------
                                                                                               Year Ended
                                               Year Ended July 31,                             December 31,
                                               1998            1997          1996(2)           1995            1994
===========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period            $12.45         $12.01          $12.36           $11.19         $12.85
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .61            .70             .40              .68            .67
Net realized and unrealized gain (loss)             --            .43            (.35)            1.18          (1.64)
                                               -------        -------        --------          -------        -------
Total income (loss) from investment
operations                                         .61           1.13             .05             1.86           (.97)
---------------------------------------------------------------------------------------------------------------------------

Dividends and distributions to shareholders:
Dividends from net investment income              (.64)          (.69)           (.40)            (.67)          (.69)
Dividends in excess of net investment
income                                              --             --              --             (.02)            --
Distributions from net realized gain                --             --              --               --             --
                                               -------        -------        --------          -------        -------
Total dividends and distributions
to shareholders                                   (.64)          (.69)           (.40)            (.69)          (.69)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $12.42         $12.45          $12.01           $12.36         $11.19
                                               =======        =======        ========          =======        =======

===========================================================================================================================
Total Return, at Net Asset Value(4)               4.99%          9.68%           0.44%           16.94%         (7.68)%

===========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)       $68,720        $68,280         $64,391          $66,483        $60,857
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $69,202        $65,710         $64,997          $64,901        $62,786
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             4.82%          5.79%           5.71%(5)         5.68%          5.65%
Expenses, before voluntary assumption
by the Manager or Distributor(6)                  1.00%          0.93%           1.03%(5)         1.02%          0.98%
Expenses, net of voluntary assumption
by the Manager or Distributor                     0.93%          0.90%            N/A              N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                        34.5%          22.3%            5.8%            31.1%          37.0%

1. For the period from August 29, 1995 (inception of offering) to December 31, 1995.

2. For the seven months ended July 31, 1996. The Fund changed its fiscal year-end from December 31 to July 31.

3. For the period from May 3, 1993 (inception of offering) to December 31, 1993.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                   22 Oppenheimer Pennsylvania Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     Class B
                                               -------     -------------------------------------------------------------------

                                                           Year Ended July 31,                  Year Ended December 31,
                                                1993       1998        1997       1996(2)       1995       1994      1993(3)
==============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period            $12.05      $12.45      $12.01     $12.36        $11.19     $12.84      $12.44
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .69         .52         .61        .35           .59        .59         .36
Net realized and unrealized gain (loss)            .85          --         .42       (.35)         1.17      (1.65)        .45
                                               -------     -------     -------    -------       -------    -------     -------
Total income (loss) from investment
operations                                        1.54         .52        1.03         --          1.76      (1.06)        .81
------------------------------------------------------------------------------------------------------------------------------

Dividends and distributions to shareholders:
Dividends from net investment income              (.70)       (.55)       (.59)      (.35)         (.57)      (.59)       (.37)
Dividends in excess of net investment
income                                              --          --          --         --          (.02)        --          --
Distributions from net realized gain              (.04)         --          --         --            --         --        (.04)
                                               -------     -------     -------    -------       -------    -------     -------
Total dividends and distributions
to shareholders                                   (.74)       (.55)       (.59)      (.35)         (.59)      (.59)       (.41)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $12.85      $12.42      $12.45     $12.01        $12.36     $11.19      $12.84
                                               =======     =======     =======    =======       =======    =======     =======

==============================================================================================================================
Total Return, at Net Asset Value(4)              13.12%       4.20%       8.86%     (0.01)%       16.06%     (8.32)%      6.67%

==============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)       $64,640     $22,124     $19,339    $16,005       $14,466     $9,484      $5,576
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $50,974     $20,969     $17,243    $15,085       $12,183     $7,329      $2,770
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             5.52%       4.10%       5.02%      4.94%(5)      4.89%      4.88%       4.26%(5)
Expenses, before voluntary assumption
by the Manager or Distributor(6)                  1.06%       1.75%       1.78%      1.89%(5)      1.89%      1.85%       1.88%(5)
Expenses, net of voluntary assumption
by the Manager or Distributor                     0.99%       1.68%       1.65%      1.79%(5)      1.78%      1.75%       1.78%(5)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                        14.6%       34.5%       22.3%       5.8%         31.1%      37.0%       14.6%

5. Annualized.

6. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended July 31, 1998 were $38,215,812 and $32,089,176, respectively.


                   23 Oppenheimer Pennsylvania Municipal Fund

--------------------------------------------------------------------------------
 Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                                   Class C
                                                   ----------------------------------------------------
                                                                                              Period
                                                                                              Ended
                                                   Year Ended July 31,                        Dec. 31,
                                                   1998          1997          1996(2)        1995(1)
=======================================================================================================
Per Share Operating Data
Net asset value, beginning of period                  $12.44        $12.00        $12.36         $11.91
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .51           .60           .34            .21
Net realized and unrealized gain (loss)                   --           .43          (.36)           .45
                                                   ---------     ---------     ---------      ---------
Total income (loss) from investment operations           .51          1.03          (.02)           .66

-------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.54)         (.59)         (.34)          (.21)
Dividends in excess of net investment income              --            --            --             --
Distributions from net realized gain                      --            --            --             --
                                                   ---------     ---------     ---------      ---------
Total dividends and distribution to shareholders        (.54)         (.59)         (.34)          (.21)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $12.41        $12.44        $12.00         $12.36
                                                   =========     =========     =========      =========

=======================================================================================================
Total Return, at Net Asset Value(4)                     4.20%         8.84%        (0.15)%         5.55%

=======================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)              $5,198        $2,611          $482           $264
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $4,063        $1,390          $296            $51
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                   4.28%         4.99%         4.83%(5)       4.40%(5)
Expenses, before voluntary assumption
by the Manager or Distributor(6)                        1.76%         1.79%         1.97%(5)       2.07%(5)
Expenses, net of voluntary assumption
by the Manager or Distributor                           1.67%         1.66%         1.87%(5)       1.96%(5)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                              34.5%         22.3%          5.8%          31.1%

1. For the period from August 29, 1995 (inception of offering) to December 31, 1995.

2. For the seven months ended July 31, 1996. The Fund changed its fiscal year-end from December 31 to July 31.

3. For the period from May 3, 1993 (inception of offering) to December 31, 1993.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

5. Annualized.

6. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended July 31, 1998 were $38,215,812 and $32,089,176, respectively.

See accompanying Notes to Financial Statements.


                   24 Oppenheimer Pennsylvania Municipal Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Pennsylvania Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from Federal and Pennsylvania personal income taxes for individual investors as is available from Municipal Securities and consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.


                   25 Oppenheimer Pennsylvania Municipal Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At July 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $1,446,000, which expires between 2002 and 2006.

--------------------------------------------------------------------------------
Trustees' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 1998, a provision of $38,681 was made for the Fund's projected benefit obligations, and payments of $3,017 were made to retired trustees, resulting in an accumulated liability of $65,313 at July 31, 1998.

            The Board of Trustees had adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.


                   26 Oppenheimer Pennsylvania Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

            The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 1998, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $83,433, a decrease in accumulated net realized losses of $112,510, and a decrease in paid-in capital of $195,943.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Original issue discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. As of November 4, 1997, in order to conform book and tax bases, the Fund began amortization of premiums on securities for book purposes. Such cumulative change was limited to a reclassification adjustment and had no impact on net assets or total increase (decrease) in net assets. Accordingly, during the year ended July 31, 1998, amounts have been reclassified to reflect an increase in net unrealized appreciation of investments of $882,749. Paid-in capital was decreased for the same amount. For bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

            The  Fund   concentrates   its  investments  in  Pennsylvania   and,
therefore, may have more credit risks related to the economic conditions of Pennsylvania than a portfolio with a broader geographical diversification.

            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                   27 Oppenheimer Pennsylvania Municipal Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                       Year Ended July 31, 1998        Year Ended July 31, 1997
                       --------------------------      ----------------------------
                       Shares          Amount          Shares          Amount
-----------------------------------------------------------------------------------
Class A:
Sold                        712,372    $  8,887,636         903,722    $ 10,967,827
Dividends reinvested        173,087       2,155,632         191,572       2,323,665
Redeemed                   (839,031)    (10,471,316)       (971,739)    (11,772,835)
                       ------------    ------------    ------------    ------------
Net increase                 46,428    $    571,952         123,555    $  1,518,657
                       ============    ============    ============    ============

-----------------------------------------------------------------------------------
Class B:
Sold                        429,660    $  5,358,387         347,074    $  4,208,953
Dividends reinvested         41,275         513,990          39,450         478,556
Redeemed                   (243,523)     (3,041,023)       (165,514)     (2,005,714)
                       ------------    ------------    ------------    ------------
Net increase                227,412    $  2,831,354         221,010    $  2,681,795
                       ============    ============    ============    ============

-----------------------------------------------------------------------------------
Class C:
Sold                        231,025    $  2,873,024         184,614    $  2,249,660
Dividends reinvested          9,616         119,808           3,565          43,275
Redeemed                    (31,816)       (396,152)        (18,433)       (223,317)
                       ------------    ------------    ------------    ------------
Net increase                208,825    $  2,596,680         169,746    $  2,069,618
                       ============    ============    ============    ============

================================================================================
3. Unrealized Gains and Losses on Investments

At July 31, 1998, net unrealized appreciation on investments of $5,173,141 was composed of gross appreciation of $5,461,655, and gross depreciation of $288,514.


                   28 Oppenheimer Pennsylvania Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million and 0.35% of average annual net assets in excess of $1 billion. Effective January 1, 1997, the Manager has voluntarily undertaken to waive a portion of its management fee, whereby the Fund pays a fee not to exceed 0.57% of average annual net assets.

            For the year ended July 31, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $250,587, of which $48,212 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $205,688 and $24,690, respectively, of which $4,164 was paid to an affiliated broker/dealer for Class B. During the year ended July 31, 1998, OFDI received contingent deferred sales charges of $48,900 upon redemption of Class B shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

            OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

            Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

            The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.15% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended July 31, 1998, OFDI paid $6,691 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                   29 Oppenheimer Pennsylvania Municipal Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates  (continued)

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% (voluntarily reduced to 0.15% by the Fund's Board) per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the year ended July 31, 1998, OFDI paid $1,930 to an affiliated broker/dealer as compensation for Class B personal service and maintenance expenses and retained $164,757 and $27,981, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. At July 31, 1998, OFDI had incurred excess distribution and servicing costs of $597,509 for Class B and $51,599 for Class C.

================================================================================
5. Futures Contracts

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

            The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient than actually buying fixed income securities.

            Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

            Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                   30 Oppenheimer Pennsylvania Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
6. Illiquid and Restricted Securities

At July 31, 1998, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at July 31, 1998, was $4,265,000, which represents 4.44% of the Fund's net assets.

================================================================================
7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

            The Fund had no borrowings outstanding during the year ended July 31, 1998.

Appendix A

-------------------------------------------------------------------------------
               Descriptions of Municipal Bond Ratings Categories
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         Of Principal Rating Agencies
-------------------------------------------------------------------------------

Municipal Bonds

Moody's Investor Services, Inc. The ratings of Moody's Investors Service, Inc. ("Moody's") for municipal bonds are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated Aa1, A1, Baa1, Ba1 and B1 respectively.

|_| Aaa. Municipal bonds rated "Aaa" are judged to be of the "best quality." |_| Aa. The rating "Aa" is assigned to bonds which are judged of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than "Aaa" rated municipal bonds. "Aaa" and "Aa" rated bonds are generally known as "high grade bonds." |_| A. Municipal bonds rated "A" by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment at some time in the future. |_| Baa. Municipal bonds rated "Baa" are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and have speculative characteristics as well. |_| Ba. Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. |_| B. Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. |_| Caa. Bonds rated "Caa" are in poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. |_| Ca. Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. |_| C. Bonds rated "C" are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Municipal bonds rated by Moody's that have a demand feature that provides the holder with the ability to periodically tender ("put") the portion of the debt covered by the demand feature, may also have a short-term rating assigned to such demand feature. The short-term rating uses the symbol "VMIG" to distinguish characteristics that include payment upon periodic demand rather than fund or scheduled maturity dates and potential reliance upon external liquidity, as well as other factors. The highest investment quality is designated by the VMIG 1 rating and the lowest by VMIG 4.

Standard & Poor's Corporation. Bonds rated in the top four categories (AAA, AA, A, BBB) are commonly referred to as "investment grade." The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Ratings of BB, B, CCC and CC are regarded as having significant speculative characteristics.

|_| AAA. Obligors of municipal bonds rated AAA have "extremely strong capacity" to meet financial commitments. |_| AA. The rating AA is given to obligors with "very strong capacity" to meet financial commitments. |_| A. The rating A is given to obligors with a "strong capacity" to meet financial commitments but is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligors in higher categories. |_| BBB. The BBB rating is given to an obligor that has "adequate capacity" to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. |_| BB. Obligors rated BB are less vulnerable in the near-term than other lower-rated obligations to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which would lead to inadequate capacity to meet financial commitments. |_| B. Obligors rated B have a greater vulnerability than obligors rated BB, but currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments. |_| CCC. Obligors rated CCC are currently vulnerable and are dependent upon favorable business, financial, and economic conditions to meet financial commitments. |_| CC. Obligors rated CC are currently highly vulnerable. |_| C. Bonds rated C typically are debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. |_| D. Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during the grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized. Fitch. The ratings of Fitch IBCA, Inc. for municipal bonds are AAA, AA, A, BBB, BB, B, CCC, CC, C, DDD, DD, and D. Bonds rated AAA, AA, A and BBB are considered to be of investment grade quality. Bonds rated below BBB are considered to be of speculative quality. |_| AAA. Municipal Bonds rated AAA are judged to be of the "highest credit quality." |_| AA. The rating of AA is assigned to bonds of "very high credit quality." |_| A. Municipal bonds rated A are considered to be of "high credit quality." |_| BBB. The rating BBB is assigned to bonds of "satisfactory credit quality." A and BBB rated bonds are more vulnerable to adverse changes in economic conditions than bonds with higher ratings. |_| BB. The rating BB is assigned to bonds considered to be "speculative." |_| B. The rating B is assigned to bonds considered to be "highly speculative." |_| CCC. Bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. |_| CC. Bonds rated CC are considered minimally protected. Default in payment of interest and/or principal seems probable over time. |_| C. Bonds rated C are in imminent default in payment of interest or principal. |_| DDD and below. Bonds rated DDD, DD and D are in default on interest and/or principal payments. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Duff & Phelps. The ratings of Duff & Phelps are as follows:
|_| AAA. These are judged to be the "highest credit quality". The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
|_| AA+, AA & AA-. High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. |_| A+, A & A-. Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress. |_| BBB+, BBB & BBB-. These have below average protection factors but are still considered sufficient for prudent investment. They have considerable variability in risk during economic cycles. |_| BB+, BB & BB-. These are below investment grade but are deemed to be able to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category. |_| B+, B & B-. These are below investment grade and possess risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade. |_| CCC. Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic industry conditions, and/or with unfavorable company developments. |_| DD. These are defaulted debt obligations. The issuer failed to meet scheduled principal and/or interest payments.

Municipal Notes

Moody's. Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). Notes bearing the designation MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for financing. Notes bearing the designation "MIG-2" are of high quality with ample margins of protection, although not as large as notes rated "MIG-1." Such short-term notes that have demand features may also carry a rating using the symbol VMIG as described above, with the designation MIG-1/VMIG 1 denoting best quality, with superior liquidity support in addition to those characteristics attributable to the designation MIG-1.

Standard & Poor's. S&P's ratings for municipal notes due in three years or less are SP-1, SP-2, and SP-3. SP-1 describes issues with a very strong capacity to pay principal and interest and compares with bonds rated A by S&P. If modified by a plus sign, it compares with bonds rated AA or AAA by S&P. SP-2 describes issues with a satisfactory capacity to pay principal and interest, and compares with bonds rated BBB by S&P. SP-3 describes issues that have a speculative capacity to pay principal and interest.

Fitch. Fitch's rating for municipal notes due in three years or less are F-1+, F-1, F-2, F-3, F-S and D. F-1+ describes notes with an exceptionally strong credit quality and the strongest degree of assurance for timely payment. F-1 describes notes with a very strong credit quality and assurance of timely payment is only slightly less in degree than issues rated F-1+. F-2 describes notes with a good credit quality and a satisfactory assurance of timely payment, but the margin of safety is not as great for issues assigned F-1+ or F-1 ratings. F-3 describes notes with a fair credit quality and an adequate assurance of timely payment, but near-term adverse changes could cause such securities to be rated below investment grade. F-S describes notes with weak credit quality. Issues rated D are in actual or imminent payment default.

Corporate Debt

      The other debt securities included in the definition of temporary defensive investments the Fund may hold are corporate (as opposed to municipal) debt obligations. The Moody's, S&P and Fitch corporate debt ratings do not differ materially from those set forth above for municipal bonds.
Commercial Paper

Moody's. The ratings of commercial paper by Moody's are Prime-1, Prime-2, Prime-3 and Not Prime. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. The ratings of commercial paper by S&P are A-1, A-2, A-3, B, C, and D. A-1 indicates that the degree of safety regarding timely payment is strong. A-2 indicates capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. A-3 indicates an adequate capacity for timely payments. These issues are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B indicates only speculative capacity for timely payment. C indicates a doubtful capacity for payment. D is assigned to issues in default.

Fitch. The ratings of commercial paper by Fitch are similar to its ratings of Municipal Notes, above.

                                      B-1
Appendix B

-------------------------------------------------------------------------------
                    Municipal Bond Industry Classifications
-------------------------------------------------------------------------------

         Electric
         Resource Recovery
         Gas
         Water
         Higher Education
         Sewer
         Education
         Telephone
                 Lease Rental
         Adult Living Facilities
         Hospital
Non Profit Organization
         General Obligation
         Highways
         Special Assessment
         Marine/Aviation Facilities
         Sales Tax
                 Multi Family Housing
         Manufacturing, Non Durables
         Single Family Housing
         Manufacturing, Durables
         Pollution Control

      Appendix C

-------------------------------------------------------------------------------
        OppenheimerFunds Special Sales Charge Arrangements and Waivers
-------------------------------------------------------------------------------

      In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived. That is because of the economies of sales efforts realized by the Distributor or the dealers or other financial institutions offering those shares to certain classes of investors or in certain transactions.

      Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds that were merged into or became Oppenheimer funds.

      For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
        Code,
(2) non-qualified deferred compensation plans, (3) employee benefit plans1 (4) Group Retirement Plans2 (5) 403(b)(7) custodial plan accounts (6) SEP-IRAs, SARSEPs or SIMPLE plans

      The interpretation of these provisions as to the applicability of a waiver in a particular case is determined solely by the Distributor or the Transfer Agent of the fund. These waivers and special arrangements may be amended or terminated at any time by the applicable Fund and/or the Distributor. Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
--------------
1. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
2. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.

-------------------------------------------------------------------------------
Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on these purchases the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge": |_| Purchases of Class A shares aggregating $1 million or more. |_| Purchases by a Retirement Plan that: (1) buys shares costing $500,000 or more, or (2) has, at the time of purchase, 100 or more eligible participants or total plan assets of $500,000 or more, or
(3) certifies to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases  by  an   OppenheimerFunds-sponsored   Rollover   IRA,  if  the
        purchases are made:
(1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_| Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)   The record  keeping is performed by Merrill  Lynch Pierce Fenner & Smith,
           Inc.   ("Merrill   Lynch")  on  a  daily  valuation  basis  for  the
           Retirement   Plan.   On  the  date  the  plan   sponsor   signs  the
           record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds,
           other  than  those   advised  or  managed  by  Merrill  Lynch  Asset
           Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2)   The  record  keeping  for the  Retirement  Plan is  performed  on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

-------------------------------------------------------------------------------
Waivers of Class A Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------

Waivers  of  Initial  and   Contingent   Deferred  Sales  Charges  for  Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):
      |_|  The Manager or its affiliates.
      |_| Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
      |_| Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      |_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
      |_| Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
      |_| Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
      |_| Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
      |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      |_| Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
      |_| Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
      |_| Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
      |_| A unit investment trust that has entered into an appropriate agreement with the Distributor.
      ? Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      ? Retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      ? A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
      ? A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

Waivers  of  Initial  and   Contingent   Deferred   Sales  Charges  in  Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases):
      |_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
      |_| Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      |_| Shares purchased and paid for with the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
      |_| Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
      ? Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

Waivers  of  the  Class  A  Contingent   Deferred   Sales  Charge  for  Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value.
      |_| Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," in the Prospectus).
      ? For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)   Following  the death or  disability  (as defined in the Internal  Revenue
           Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.
(3) To return contributions made due to a mistake of fact. (4) Hardship withdrawals, as defined in the plan. (5) Under a Qualified Domestic Relations Order, as defined in the Internal
           Revenue Code.
(6)        To meet the minimum distribution requirements of the Internal Revenue
           Code.
(7)        To establish  "substantially equal periodic payments" as described in
           Section 72(t) of the Internal Revenue Code.
(8) For retirement distributions or loans to participants or beneficiaries. (9) Separation from service.
        (10)Participant-directed redemptions to purchase shares of a mutual fund other than a fund managed by the Manager or a subsidiary. The fund must be one that is offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor. (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
      ? For distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
      ? For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


-------------------------------------------------------------------------------
Waivers of Class B and Class C Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------

      The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

Waivers for Redemptions in Certain Cases.

The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:
      ? Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies,"
in the applicable Prospectus.
      ? Distributions to participants or beneficiaries from Retirement Plans, if the distributions are made:
(a)   under an  Automatic  Withdrawal  Plan after the  participant  reaches age
           59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or
(b)        following the death or disability (as defined in the Internal Revenue
           Code) of the participant or beneficiary (the death or disability must have occurred after the account was established).
      ? Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
      ? Returns of excess contributions to Retirement Plans.
      ? Distributions from Retirement Plans to make "substantially equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request.
      ? Distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans:
(1)   for hardship withdrawals;
(2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code;
(3) to meet minimum distribution requirements as defined in the Internal Revenue Code;
(4)        to make  "substantially  equal  periodic  payments"  as  described in
           Section 72(t) of the Internal Revenue Code;
(5) for separation from service; or (6) for loans to participants or beneficiaries.
      ? Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
      ? Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
      ? Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

Waivers for Shares Sold or Issued in Certain Transactions.

      The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      |_| Shares sold to the Manager or its affiliates.
      |_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
            |_| Shares issued in plans of reorganization to which the Fund is a party.

-------------------------------------------------------------------------------
Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of the Former Quest for Value Funds
-------------------------------------------------------------------------------

      The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

      Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Balanced Value Fund, Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Small Cap Value Fund and Oppenheimer Quest Global Value Fund, Inc.

      These arrangements also apply to shareholders of the following funds when they merged into various Oppenheimer funds on November 24, 1995:

      Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
        |_| acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds or
        |_| purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

Reductions or Waivers of Class A Sales Charges.

      |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

----------------------------------------------------------------------
Number of                           Initial Sales
Eligible         Initial Sales      Charge as a %    Commission as %
Employees or     Charge as a % of   of Net Amount    of Offering
Members          Offering Price     Invested         Price
----------------------------------------------------------------------
----------------------------------------------------------------------

9 or Fewer             2.50%             2.56%            2.00%
----------------------------------------------------------------------
----------------------------------------------------------------------

At  least 10 but
not more than 49       2.00%             2.04%            1.60%
----------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

      |_| Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

      |_| Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

Class A, Class B and Class C Contingent Deferred Sales Charge Waivers

      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
      ? withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and
      ? liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
      ? redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
      ? withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and
      ? liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

-------------------------------------------------------------------------------
Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.
-------------------------------------------------------------------------------

      The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the Prospectus or this Appendix for Oppenheimer U. S. Government Trust, Oppenheimer Bond Fund, Oppenheimer
Disciplined Value Fund and Oppenheimer Disciplined Allocation Fund (each is included in the reference to "Fund" below) are modified as described below for those shareholders who were shareholders of Connecticut Mutual Liquid Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Income Account, Connecticut Mutual Growth Account, Connecticut Mutual Total Return Account, CMIA LifeSpan Capital Appreciation Account, CMIA LifeSpan Balanced Account and CMIA Diversified Income Account (the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds.

Prior Class A CDSC and Class A Sales Charge Waivers

      ? Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former
        Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      ? Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares: (1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

Class A and Class B Contingent Deferred Sales Charge Waivers

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996: (1) by the estate of a deceased shareholder;
(2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

-------------------------------------------------------------------------------
Special Reduced Sales Charge for Former Shareholders of Advance America
Funds, Inc.
-------------------------------------------------------------------------------

      Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
-------------------------------------------------------------------------------

Oppenheimer Pennsylvania Municipal Fund
-------------------------------------------------------------------------------

Internet Web Site:
         www.oppenheimerfunds.com

Investment Adviser
    OppenheimerFunds, Inc.
    Two World Trade Center
    New York, New York 10048-0203

Distributor
    OppenheimerFunds Distributor, Inc.
    Two World Trade Center
    New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
    OppenheimerFunds Services
    P.O. Box 5270
    Denver, Colorado 80217
    1-800-525-7048

Custodian of Portfolio Securities
    Citibank, N.A.
    399 Park Avenue
    New York, New York 10043

Independent Auditors
    KPMG Peat Marwick LLP
    707 Seventeenth Street
    Denver, Colorado 80202

Legal Counsel
    Gordon Altman Butowsky Weitzen Shalov & Wein
    114 West 47th Street
    New York, New York 10036



PX740.1198

-------------------------------------------------------------------------------
Oppenheimer New Jersey Municipal Fund
-------------------------------------------------------------------------------

    Prospectus Dated November 27, 1998

      Oppenheimer New Jersey Municipal Fund is a mutual fund. It seeks current income exempt from federal and New Jersey income taxes by investing in municipal securities, while attempting to preserve capital.

      This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.















                                                        [OppenheimerFunds logo]





As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

29






Contents
           About The Fund
-------------------------------------------------------------------------------

           The Fund's Objective and Investment Strategies

           Main Risks of Investing in the Fund

           The Fund's Past Performance

           Fees and Expenses of the Fund

           About the Fund's Investments

           How the Fund is Managed


           About Your Account
-------------------------------------------------------------------------------

           How to Buy Shares
           Class A Shares
           Class B Shares
           Class C Shares

           Special Investor Services
           AccountLink
           PhoneLink
           OppenheimerFunds Web Site

           How to Sell Shares
           By Mail
           By Telephone
           By Checkwriting

           How to Exchange Shares

           Shareholder Account Rules and Policies

           Dividends and Tax Information

           Financial Highlights
-------------------------------------------------------------------------------

About the Fund
-------------------------------------------------------------------------------

The Fund's Objective and Investment Strategies

-------------------------------------------------------------------------------
What Is the Fund's Investment Objective? The Fund's investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital.
-------------------------------------------------------------------------------

What Does the Fund Invest In? The Fund invests mainly in New Jersey municipal securities that pay interest exempt from federal and New Jersey individual income taxes. These primarily include municipal bonds (which are long-term obligations), municipal notes (short-term obligations), interests in municipal leases, and tax-exempt commercial paper. Most of the securities the Fund buys must be "investment grade" (the four highest rating categories of national rating organizations, such as Moody's).

      The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, it currently focuses on longer-term securities to seek higher yields. The Fund may also use hedging instruments and certain derivative investments to a limited extent to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

      |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Manager currently looks primarily throughout New Jersey for municipal securities using a variety of factors which may change over time and may vary in particular cases:
           |_|  Securities that provide high income
           |_| The goal of spreading risk among a wide range of securities of different issuers within the state, including different agencies and municipalities |_| Issues with favorable credit characteristics |_| Special situations among issuers that provide opportunities for value

Who Is the Fund Designed For? The Fund is designed for investors who are seeking income exempt from federal and New Jersey income taxes. It does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors who want to pursue capital growth.

Main Risks of Investing in the Fund

      All investments carry risks to some degree. For bond funds one risk is that the market prices of the fund's investments will fluctuate when general interest rates change (this is known as "interest rate risk"). Another risk is that the issuer of the bond will experience financial difficulties and may default on its obligation to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks and the special risks of certain types of investments that the Fund may hold are described below.

      These risks collectively form the risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

      The Fund's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by selecting a wide variety of municipal investments, by carefully researching securities before they are purchased and in some cases by using hedging techniques. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in interest rates and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

How Risky Is the Fund Overall? The value of the Fund's investments in municipal securities will change over time due to a number of factors. They include changes in general bond market movements, the change in value of particular bonds because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall. The Fund focuses its investments in New
Jersey  municipal  securities  and is  non-diversified.  It  will  therefore  be
vulnerable   to  the  effects  of  economic   changes  that  affect  New  Jersey
governmental issuers. These changes can affect the value of the Fund's investments and its price per share. The Fund may invest in derivative investments. These have additional risks and can cause fluctuations in the Fund's share prices. In the OppenheimerFunds spectrum, the Fund is more conservative than some types of taxable bond funds, such as high yield bond funds, but more aggressive than money market funds.

      An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

      |X| Credit Risk. Municipal securities are subject to credit risk. Credit risk relates to the ability of the issuer of a municipal security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that bond and of the Fund's shares may be reduced. Because the Fund can invest as much as 25% of its assets in municipal securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment grade bonds.

      |X| Interest Rate Risks. In addition to credit risks, municipal securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding municipal securities generally rise, and the bonds may sell for more than their face amount. When interest rates rise, the values of outstanding municipal securities generally decline, and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities. The Fund currently focuses on longer term securities to seek higher income. When the average maturity of the Fund's portfolio is longer, its share price may fluctuate more when interest rates change.

      |X| Risks of Non-Diversification -- Investments in New Jersey Municipal Securities. The Fund is "non-diversified." That means that compared to funds that are diversified, it can invest a greater portion of its assets in the securities of one issuer, such as bonds issued by the State of New Jersey.
Having a higher percentage of its assets invested in the securities of fewer issuers, particularly government issuers of a single state, could result in greater fluctuations of the Fund's share prices due to economic, regulatory or political problems in New Jersey.

      |X| There are Special Risks in Using Derivative Investments. The Fund may use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, "inverse floaters" and variable rate obligations are examples of derivatives.

      If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund will get less income than expected or its share price could decline. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the calendar years since the Fund's inception (3/1/94) and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

[See bar chart in Appendix]


For the period from 1/1/98 through 9/30/98, the cumulative return (not annualized) for Class A shares was 5.94%. Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 6.81% (1Q'95) and the lowest return for a calendar quarter was 0.03% (1Q'96).

-----------------------------------------------------
Average Annual
Total Returns for
the periods          Past 1 Year     Life of Class
ending December
31, 1997
-------------------                 -----------------
-----------------------------------------------------
Oppenheimer New
Jersey Municipal        4.31%            4.88%*
Fund (Class A
Shares)
-----------------------------------------------------
-------------------                 -----------------
Oppenheimer New
Jersey Municipal        3.70%            4.70%*
Fund (Class B
Shares)
-----------------------------------------------------
-----------------------------------------------------
Oppenheimer New
Jersey Municipal        7.75%            7.47%*
Fund (Class C
Shares)
-----------------------------------------------------
-----------------------------------------------------
Lehman Brothers         9.19%            6.84%*
Municipal Bond
Index
-----------------------------------------------------

* Inception  dates of  classes:  Class A:  3/1/94;  Class B:  3/1/94;  Class C:
8/29/95. The index performance is shown from 2/28/94.

The Fund's average annual total returns in the table include the applicable sales charge: for Class A, the current maximum initial sales charge of 4.75%; for Class B, the applicable contingent deferred sales charges of 5% (1-year) and 3% (life of class); for Class C, the 1% contingent deferred sales charge for the 1-year period.

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in municipal securities, the Fund's performance is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is a measure of the performance of the general municipal bond market. However, it must be remembered that the index includes municipal securities from many states while the Fund focuses on New Jersey municipal securities, and the index performance does not consider the effects of capital gains or transaction costs.

Fees and Expenses of the Fund

      The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during the fiscal year ended July 31, 1998.

Shareholder Fees (charges paid directly from your investment):

----------------------------------------------------------------------
                                Class A       Class B      Class C
                                Shares        Shares        Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
Maximum  Sales Charge (Load)     4.75%         None          None
on  purchases  (as  a  %  of
offering price)
----------------------------------------------------------------------
----------------------------------------------------------------------
Maximum    Deferred    Sales     None1          5%2          1%3
Charge  (Load)  (as % of the
lower   of   the    original
offering       price      or
redemption proceeds)
----------------------------------------------------------------------

1. A 1% contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy Shares" for details. 2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

----------------------------------------------------------------------
                                  Class A    Class B    Class C
                                  Shares     Shares     Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
Management Fees                   0.60%      0.60%      0.60%
----------------------------------------------------------------------
----------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees     0.14%      0.90% 0.90%
----------------------------------------------------------------------
----------------------------------------------------------------------
Other Expenses                    0.40%      0.39%      0.42%
----------------------------------------------------------------------
----------------------------------------------------------------------
Total Annual Operating Expenses   1.14%      1.89%      1.92%
----------------------------------------------------------------------

Numbers in the table are based on the Fund's expenses in the last fiscal year, ended 7/31/98. However, the management fees shown are the amounts that would have been paid by the Fund if the Manager had not absorbed some expenses under its voluntary expense undertaking to the Fund. After the Manager's waiver, the Fund paid no management fees for the fiscal year. The Manager can withdraw that voluntary waiver at any time. Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays.

Examples. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions. The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

----------------------------------------------------------------------
If shares are redeemed:         1 year      3 years    5 years
10 years1
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A Shares        $512      $591        $678       $   933
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B Shares        $616      $662        $828       $   977
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C Shares        $214      $356        $617       $1,363
----------------------------------------------------------------------


----------------------------------------------------------------------
If   shares   are  not 1 year    3 years    5 years    10 years1
redeemed:
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A Shares         $512      $591       $678       $   933
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B Shares         $116      $362       $628       $   977
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C Shares         $114      $356       $617       $1,363
----------------------------------------------------------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.

1. Class B expense for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.


About the Fund's Investments

The Fund's Principal Investment Policies. The Fund's goal is to seek as high a level of current interest income that is exempt from federal and New Jersey income taxes for individual investors as is available from municipal securities, consistent with preservation of capital. Under normal market conditions, the
Fund:
      |_| attempts to invest 100% of its assets in municipal securities, |_| as a fundamental policy, attempts to invest at least 80% of its assets in municipal securities, and |_| invests at least 80% of its total assets in New Jersey municipal securities.

      The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      |X| What  Municipal  Securities  Does the Fund  Invest  In?  The Fund buys
municipal  bonds  and  notes,  tax-exempt  commercial  paper,   certificates  of
participation in municipal leases and other debt obligations.

      New Jersey municipal securities, on which the Fund focuses its investments, are municipal securities that are not subject (at the time they are issued) to New Jersey individual income tax, in the opinion of bond counsel to the issuer. These debt obligations are issued by the State of New Jersey and its political subdivisions (such as cities, towns, counties, agencies and authorities). They also may include debt obligations of the governments of certain possessions, territories and commonwealths of the United States if the interest is not subject to New Jersey individual income tax.

      The Fund may also buy other municipal securities, issued by the governments of the District of Columbia and of other states, as well as their political subdivisions, authorities and agencies, and securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal individual income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

      The Fund can buy both long-term and short-term municipal securities. Long-term securities have a maturity of more than one year. The Fund generally focuses on longer-term securities, to seek higher income. The values of longer-term bonds are more affected by changes in interest rates than short-term bonds. Therefore, the longer the average maturity of the Fund's portfolio, the more its share prices generally will be affected by changes in interest rates.

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or public facilities. The Fund can invest in municipal securities that are "general obligations," secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

      The Fund can also buy "revenue obligations," payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of those revenue obligations are private activity bonds that pay interest that may be a tax preference item for investors subject to alternative minimum tax.

      |X| Ratings of Municipal Securities the Fund Buys. Most of the municipal securities the Fund buys are "investment grade" at the time of purchase. The Fund limits its investments in municipal securities that at the time of purchase are not "investment-grade" to not more than 25% of its total assets. "Investment grade" securities are those rated within the four highest rating categories of Moody's, Standard & Poor's, Fitch or Duff & Phelps or another nationally recognized rating organization, or (if unrated) judged by the Manager to be investment grade. Rating categories are described in the Statement of Additional Information. If the securities are not rated, the Manager will use its judgment to assign a rating category equivalent to that of a rating agency. A reduction in the rating of a security after its purchase by the Fund will not automatically require the Fund to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

      The Manager may rely to some extent on credit ratings by nationally recognized rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio. It may also use its own research and analysis. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

      |_| Special Credit Risks of Lower-Grade Securities. Lower-grade municipal securities may be subject to greater market fluctuations and greater risks of loss of income and principal than higher-rated municipal securities. Securities that are (or that have fallen) below investment grade entail a greater risk that the issuers of such securities may not meet their debt obligations. However, by limiting its investments in non-investment grade municipal securities to not more than 25% of its assets, the Fund may reduce the effect of some of these risks on its share price and income.

      |X| Municipal Lease Obligations. Municipal leases are used by state and local government authorities to obtain funds to acquire land, equipment or facilities. The Fund may invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.

      |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. An investment policy or technique is not fundamental unless this Prospectus or the Statement of Additional Information says that the particular policy is fundamental.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. These techniques involve certain risks or are designed to help reduce some of the risks.

      |X|  Floating  Rate/Variable  Rate  Obligations.  Some  of  the  municipal securities the Fund can purchase have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements.

      Certain types of variable rate bonds known as "inverse floaters" pay interest at rates that vary as the yields generally available on short-term tax-exempt bonds change. However, the yields on inverse floaters move in the opposite direction of yields on short-term bonds in response to market changes. As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security." Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund anticipates that it will invest not more than 10% of its total assets in inverse floaters.

      |X| Other Derivatives. The Fund may also invest in municipal derivative securities that pay interest that depends on an external pricing mechanism. Examples of securities having external pricing mechanisms are interest rate swaps, municipal bond indices or swap indices.

      |X| When-Issued and Delayed Delivery Transactions. The Fund may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. The Fund does not intend to make such purchases for speculative purposes. During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.

      |X| Puts and Stand-By Commitments. The Fund may acquire "stand-by commitments" or "puts" with respect to municipal securities. The Fund would have the right to sell specified securities at a set price on demand to the issuing broker-dealer or bank. However, this feature may result in a lower interest rate on the security. The Fund will acquire stand-by commitments or puts solely to enhance portfolio liquidity.

      |X| Illiquid Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets in illiquid securities (the Board may increase that limit to 15%). The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. The Fund cannot buy securities that have a restriction on their resale.

      |X| Hedging. The Fund may purchase and sell certain kinds of futures contracts, put and call options, and options on futures and broadly-based municipal bond indices, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund does not use hedging instruments to a substantial degree and is not required to use them in seeking its goal.


      The Fund may buy and sell options and futures for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It may do so to try to manage its exposure to changing interest rates. Some of these strategies hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase the Fund's exposure to the securities market.

      If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also to interest rate risks. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. The Fund may not enter into swaps with respect to more than 25% of its total assets.

Temporary Defensive Investments. The Fund may invest up to 100% of its total assets in temporary defensive investments from time to time. This may happen during periods of unusual market conditions. Generally, they would be short-term municipal securities but could be U.S. government securities or highly-rated corporate debt securities. The income from some of those temporary defensive investments may not be tax-exempt, and therefore when making those investments the Fund may not achieve its objective. The Fund may also hold these types of temporary investments pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

      The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative affect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.



How the Fund is Managed

The Manager. The Fund's investment adviser is the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment advisor since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $85 billion as of September 30, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

      |X| Portfolio Manager. The Portfolio manager of the Fund is Caryn Halbrecht, a Vice President of the Manager. Ms. Halbrecht is the person principally responsible for the day-to-day management of the Fund's portfolio, and has had this responsibility since July 8, 1996. Ms. Halbrecht also serves as an officer and portfolio manager for other Oppenheimer funds. Prior to joining OppenheimerFunds, Ms. Halbrecht was a Vice President of Fixed Income Portfolio Management at Bankers Trust Company.

      |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate which declines on additional assets as the Fund grows: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion. As a result of the Manager's voluntary assumption of certain Fund expenses, the Fund paid no management fee for its last fiscal year ended July 31, 1998.


-------------------------------------------------------------------------------
About Your Account
-------------------------------------------------------------------------------

How to Buy Shares

How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Fund's Distributor, directly through the Distributor, or automatically through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

     |X| Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

     |X| Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

     |X| Buying Shares by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1-800-525-7048 to notify the Distributor of the wire, and to receive further instructions.

     |X| Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the Automated Clearing House (ACH) transfer to buy the shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

     |X| Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

     |_| With Asset Builder Plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. Subsequent purchases of at least $25 can be made by telephone through AccountLink.

     |_| The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares Sold? Shares are sold at their offering price (the net asset value per share plus any initial sales charge that applies). The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Denver, Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

     |_| The net asset value of each class of shares is determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. (All references to time in this Prospectus mean "New York time").

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid securities and obligations for which market values cannot be readily obtained.

     |_| To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

     |_| If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------
What Classes of Shares Does the Fund Offer? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
      |X| Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can I Buy Class A Shares?" below.

      |X| Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares, as described in "How Can I Buy Class B Shares?" below.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
     |X| Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can I Buy Class C Shares?" below.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. You should review these factors with your financial advisor. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes.

     |X| How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C .

     |_| Investing for the Short Term. If you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

     However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

     And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

     |_| Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

     Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

     |X| Are There Differences in Account Features That Matter to You? Some account features (such as checkwriting) may not be available to Class B or Class C shareholders. Other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

     |X| How Does It Affect Payments to My Broker? A salesperson, such as a broker, may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers. The Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.

How Can I Buy Class A Shares? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to reallow the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:

----------------------------------------------------------------------
                      Front-End            Sales            Front-End
Sales      Commission As a
                      Charge        As       a       Charge        As
a            Percentage of
                      Percentage of      Percentage of Net   Offering
Amount of Purchase    Offering Price     Amount Invested  Price
----------------------------------------------------------------------

Less than $50,000       4.75%              4.98%      4.00%
----------------------------------------------------------------------

$50,000 or more but     4.50%              4.71%      4.00%
less than $100,000
----------------------------------------------------------------------
----------------------------------------------------------------------

$100,000 or more but    3.50%              3.63%      3.00%
less than $250,000
----------------------------------------------------------------------
----------------------------------------------------------------------

$250,000 or more but    2.50%              2.56%      2.25%
less than $500,000
----------------------------------------------------------------------
----------------------------------------------------------------------

$500,000 or more but    2.00%              2.04%      1.80%
less than $1 million
----------------------------------------------------------------------

      |X| Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record commissions in an amount equal to 1.0% of purchases of $1 million or more other than by retirement accounts. That commission will be paid only on purchases that were not previously subject to a front-end sales charge and dealer commission.

      If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original net asset value of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

      In determining whether a contingent deferred sales charge is payable when shares are redeemed, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains. Then the Fund will redeem other shares in the order in which you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" in the Statement of Additional Information.

      The Class A contingent deferred sales charge is not charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 18 calendar months of the end of the calendar month in which the exchanged shares were originally purchased, then the sales charge will apply.

How Can I Reduce Sales Charges for Class A Share Purchases? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information.

      |X| Waivers of Class A Sales Charges. The Class A initial and contingent deferred sales charges are not imposed in the circumstances described in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent when purchasing shares whether any of the special conditions apply.

How Can I Buy Class B Shares? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:
      |_| the amount of your account value represented by an increase in net asset value over the initial purchase price, |_| shares purchased by the reinvestment of dividends or capital gains distributions, or |_| shares redeemed in the special circumstances described in the Appendix in the Statement of Additional Information.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions,
(2)   shares held for over 6 years, and
(3) shares held the longest during the 6-year period.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

----------------------------------------------------------------------
Years Since Beginning of     Contingent Deferred Sales Charge
Month in which Purchase      On Redemptions in That Year
Order Was Accepted           (As % of Amount Subject to Charge)
----------------------------------------------------------------------
----------------------------------------------------------------------

0-1                          5.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

1-2                          4.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

2-3                          3.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

3-4                          3.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

4-5                          2.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

5-6                          1.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

6 and following              None
----------------------------------------------------------------------

In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      |X| Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in the Statement of Additional Information.

How Can I Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:
      |_| the amount of your account value represented by the increase in net asset value over the initial purchase price
|_|   shares  purchased  by the  reinvestment  of  dividends  or capital  gains distributions, or
|_| shares redeemed in the special circumstances described in the Appendix to the Statement of Additional Information.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions,
(2)   shares held for over 12 months, and
(3) shares held the longest during the 12-month period.

Distribution and Service (12b-1) Plans.

      |X| Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

      |X| Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan.

      The asset-based sales charge and service fees increase Class B and Class C expenses by up to 0.90% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.15% service fees to dealers in advance for the first year after the shares were sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays sales commission of 3.85% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 0.90% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.



Special Investor Services

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
     |_| transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or |_| have the Transfer Agent send redemption proceeds or to transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1-800-533-3310.

      |_| Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

      |_| Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number.

      |_| Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

Can I Submit Transaction Requests by Fax? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OppenheimerFunds Internet Web Site. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1-800-533-3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1-800-525-7048.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

      You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by using the Fund's checkwriting privilege or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

      |X| Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
      |_| You wish to redeem $50,000 or more and receive a check |_| The redemption check is not payable to all shareholders listed on the account statement
      |_| The redemption check is not sent to the address of record on your account statement
      |_| Shares are being transferred to a Fund account with a different owner or name
      |_| Shares are being redeemed by someone (such as an Executor) other than the owners

      |X| Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Do I Sell Shares by Mail? Write a "letter of instructions" that includes:
      |_| Your name
      |_| The Fund's name
      |_| Your Fund account number (from your account statement) |_| The dollar amount or number of shares to be redeemed |_| Any special payment instructions |_| Any share certificates for the shares you are selling |_| The signatures of all registered owners exactly as the account is registered, and
      |_| Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

-------------------------------------------------------------------------------
Use the following address for requests by mail:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
OppenheimerFunds Services
-------------------------------------------------------------------------------
P.O. Box 5270, Denver, Colorado 80217-5270

-------------------------------------------------------------------------------
Send courier or express mail requests to:
-------------------------------------------------------------------------------
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

How Do I Sell Shares by Telephone? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held under a share certificate by telephone.
      |_|  To   redeem   shares   through  a   service   representative,   call
1-800-852-8457
      |_|  To redeem shares automatically on PhoneLink, call 1-800-533-3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

      |X| Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

      |X| Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Checkwriting Against Your Account. To write checks against your Fund account, request that privilege on your account Application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1-800-525-7048 to request checkwriting for an account in this Fund with the same registration as the other account.

      |_| Checks can be written to the order of whomever you wish, but may not be cashed at the Fund's bank or Custodian.
      |_| Checkwriting privileges are not available for accounts holding Class B shares or Class C shares, or Class A shares that are subject to a contingent deferred sales charge.
      |_| Checks must be written for at least $100.
      |_| Checks cannot be paid if they are written for more than your account value. Remember: your shares fluctuate in value and you should not write a check close to the total account value.
      |_| You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
      |_|  Don't use your  checks if you  changed  your  Fund  account  number,
      until you receive new            checks.

Can I Sell Shares Through My Dealer? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
To exchange shares, you must meet several conditions:
      |_| Shares of the fund selected for exchange must be available for sale in your state of residence.
      |_| The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.
      |_| You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
      |_| You must meet the minimum purchase requirements for the fund you purchase by exchange.
      |_| Before exchanging into a fund, you should obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

How Do I Submit Exchange Requests? Exchanges may be requested in writing or by telephone:

      |X| Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the Back Cover.

      |X| Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457, or by using PhoneLink for automated exchanges by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

Are There Limitations on Exchanges? There are certain exchange policies you should be aware of:

      |_| Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange requests from a "market timer" might require the Fund to sell securities at a disadvantageous time and/or price.
      |_| Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
      |_| The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.
      |_| If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

      |X| The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

      |X| Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

      |X| The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

      |X| Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      |X| Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      |X| The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for Class A, Class B and Class C shares. The redemption value of your shares may be more or less than their original cost.

      |X| Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

      |X| The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

      |X| Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

      |X| Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with securities from the Fund's portfolio.

      |X| "Backup Withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

      |X| To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends and Tax Information

Dividends. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net tax-exempt income and/or net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

      The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Additionally, the amount of those dividends and the distributions paid on class B and C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and distributions paid on Class A shares will generally be higher than for Class B and Class C shares, which normally have higher expenses than Class A. The Fund cannot guarantee that it will pay any dividends or distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

What Choices Do I Have for Receiving Distributions? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

      |X| Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

      |X| Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains distributions in the Fund while receiving dividends by check or having them sent to your bank account through AccountLink.

      |X| Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank through AccountLink.

      |X| Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.

Taxes. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for Federal income tax purposes. A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Fund earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends paid by the Fund from interest on New Jersey municipal securities will be exempt from New Jersey individual income taxes. Dividends paid from income from municipal securities of issuers outside New Jersey will normally be subject to New Jersey individual income taxes.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders, and may be taxable at different rates depending on how long the Fund holds the asset. It does not matter how long you have held your shares. Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

      |X| Remember There May be Taxes on Transactions. Even though the Fund seeks to distribute tax-exempt income to shareholders, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

      |X| Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to
shareholders.   If  that  occurs,   it  will  be   identified   in  notices  to
shareholders.

      This information is only a summary of certain federal and New Jersey tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS      CLASS A
                          --------------------------------------------------------
                          YEAR ENDED JULY 31,             YEAR ENDED DECEMBER 31,
                             1998     1997     1996(/2/)         1995         1994(/3/)
----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value,
beginning of period        $11.54   $11.10   $11.26            $10.41       $11.43
----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income         .58      .62      .36               .61          .49
Net realized and
unrealized gain (loss)        .09      .45     (.16)              .86        (1.02)
                           ------   ------   ------            ------       ------
Total income (loss) from
investment operations         .67     1.07      .20              1.47         (.53)
----------------------------------------------------------------------------------------
Dividends and
distributions to
shareholders:
Dividends from net
investment income            (.59)    (.61)    (.36)             (.61)        (.49)
Distributions from net
realized gain                (.04)    (.02)      --              (.01)          --
                           ------   ------    -----            ------        -----
Total dividends and
distributions
to shareholders              (.63)    (.63)    (.36)             (.62)        (.49)
----------------------------------------------------------------------------------------
Net asset value, end of
period                     $11.58   $11.54   $11.10            $11.26       $10.41
                           ======   ======   ======            ======       ======

----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE(/4/)             5.96%    9.99%    1.80%            14.42%      (4.63)%

----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of
period (in thousands)     $33,060  $19,109  $11,354            $8,806       $3,877
----------------------------------------------------------------------------------------
Average net assets (in
thousands)                $24,909  $14,072  $10,036            $6,504       $2,506
----------------------------------------------------------------------------------------
Ratios to average net
assets:
Net investment income        4.94%    5.45%    5.49%(/6/)        5.51%        5.57%(/6/)
Expenses, before
reimbursement and
voluntary assumption by
the Manager
or Distributor(/7/)          1.14%    1.08%    1.64%(/6/)        1.75%        1.46%(/6/)
Expenses, net of
reimbursement and
voluntary assumption by
the Manager
or Distributor               0.38%    0.88%    0.97%(/6/)        0.80%        0.31%(/6/)
----------------------------------------------------------------------------------------
Portfolio turnover
rate(/8/)                    45.9%    11.9%    33.1%              7.4%        17.3%

1. For the period from August 29, 1995 (inception of offering) to December 31, 1995. 2. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 3. For the period from March 1, 1994 (commencement of operations) to December 31, 1994. 4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Ratios during this period would not be indicative of future results. 6. Annualized. 7. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted. 8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended July 31, 1998 were $56,334,902 and $24,642,180, respectively.

FINANCIAL HIGHLIGHTS      CLASS B
                          -------------------------------------------------------
                          YEAR ENDED JULY 31,            YEAR ENDED DECEMBER 31,
                             1998     1997     1996(/2/)        1995         1994(/3/)
---------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value,
beginning of period        $11.53   $11.09   $11.25           $10.40       $11.43
---------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income         .50      .53      .31              .53          .41
Net realized and
unrealized gain (loss)        .09      .46     (.16)             .86        (1.02)
                           ------   ------   ------           ------       ------
Total income (loss) from
investment operations         .59      .99      .15             1.39         (.61)
---------------------------------------------------------------------------------------
Dividends and
distributions to
shareholders:
Dividends from net
investment income            (.50)    (.53)    (.31)            (.53)        (.42)
Distributions from net
realized gain                (.04)    (.02)      --             (.01)          --
                           ------   ------    -----           ------        -----
Total dividends and
distributions
to shareholders              (.54)    (.55)    (.31)            (.54)        (.42)
---------------------------------------------------------------------------------------
Net asset value, end of
period                     $11.58   $11.53   $11.09           $11.25       $10.40
                           ======   ======   ======           ======       ======

---------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE(/4/)             5.25%    9.18%    1.34%           13.59%       (5.39)%

---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of
period (in thousands)     $33,062  $18,647   $9,740           $5,222       $2,986
---------------------------------------------------------------------------------------
Average net assets (in
thousands)                $25,556  $13,278   $7,774           $4,080       $1,841
---------------------------------------------------------------------------------------
Ratios to average net
assets:
Net investment income        4.17%    4.70%    4.70%            4.79%        4.76%(/6/)
Expenses, before
reimbursement and
voluntary assumption by
the Manager
or Distributor(/7/)          1.89%    1.83%    2.40%            2.49%        2.29%(/6/)
Expenses, net of
reimbursement and
voluntary assumption by
the Manager
or Distributor               1.14%    1.62%    1.74%            1.53%        1.14%(/6/)
---------------------------------------------------------------------------------------
Portfolio turnover
rate(/8/)                    45.9%    11.9%    33.1%             7.4%        17.3%

1. For the period from August 29, 1995 (inception of offering) to December 31, 1995. 2. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 3. For the period from March 1, 1994 (commencement of operations) to December 31, 1994. 4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Ratios during this period would not be indicative of future results. 6. Annualized. 7. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted. 8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended July 31, 1998 were $56,334,902 and $24,642,180, respectively.

FINANCIAL HIGHLIGHTS      CLASS C
                          -------------------------------------------
                                  PERIOD ENDED
                          YEAR ENDED JULY 31,            DECEMBER 31,
                             1998     1997     1996(/2/)         1995(/1/)
--------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value,
beginning of period        $11.53   $11.09   $11.25            $11.01
--------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income         .50      .53      .30               .19
Net realized and
unrealized gain (loss)        .09      .45     (.16)              .25
                           ------   ------   ------            ------
Total income (loss) from
investment operations         .59      .98      .14               .44
--------------------------------------------------------------------------
Dividends and
distributions to
shareholders:
Dividends from net
investment income            (.50)    (.52)    (.30)             (.19)
Distributions from net
realized gain                (.04)    (.02)      --              (.01)
                           ------   ------    -----            ------
Total dividends and
distributions to
shareholders                 (.54)    (.54)    (.30)             (.20)
--------------------------------------------------------------------------
Net asset value, end of
period                     $11.58   $11.53   $11.09            $11.25
                           ======   ======   ======            ======

--------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE(/4/)             5.24%    9.11%    1.29%             4.07%

--------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of
period (in thousands)      $6,463   $2,080     $132               $50
--------------------------------------------------------------------------
Average net assets (in
thousands)                 $3,631   $  747     $ 74               $ 3
--------------------------------------------------------------------------
Ratios to average net
assets:
Net investment income        4.20%    4.56%    4.66%               --(/5/)
Expenses, before
reimbursement and
voluntary assumption by
the Manager or
Distributor(/7/)             1.92%    1.79%    2.48%               --(/5/)
Expenses, net of
reimbursement and
voluntary assumption by
the Manager or
Distributor                  1.12%    1.60%    1.81%               --(/5/)
--------------------------------------------------------------------------
Portfolio turnover
rate(/8/)                    45.9%    11.9%    33.1%              7.4%

1. For the period from August 29, 1995 (inception of offering) to December 31, 1995. 2. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 3. For the period from March 1, 1994 (commencement of operations) to December 31, 1994. 4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Ratios during this period would not be indicative of future results. 6. Annualized. 7. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted. 8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended July 31, 1998 were $56,334,902 and $24,642,180, respectively.

                           Appendix to Prospectus of
                     Oppenheimer New Jersey Municipal Fund

      Graphic Material included in the Prospectus of Oppenheimer New Jersey Municipal Fund: "Annual Total Returns (Class A) (% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer New Jersey Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the three most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar                       Oppenheimer New Jersey
Year                           Municipal Fund
Ended                          Class A Shares

12/31/95                       14.42%
12/31/96                       5.44%
12/31/97                       9.51%

Oppenheimer New Jersey Municipal Fund

For More Information:


----------------------------------------------------------------------------
The following additional information about the Fund is available without charge upon request:

----------------------------------------------------------------------------
Statement of Additional Information
----------------------------------------------------------------------------


This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).


Annual and Semi-Annual Reports


Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


How to Get More Information:

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:

By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can read or down-load documents on the OppenheimerFunds web site: http://www.oppenheimerfunds.com You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:

PR0395.001.1198 Printed on recycled paper.

                                       1
-------------------------------------------------------------------------------
    Oppenheimer New Jersey Municipal Fund
-------------------------------------------------------------------------------

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048

Statement of Additional Information dated November 27, 1998

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated November 27, 1998. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents                                                          Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks   2
    The Fund's Investment Policies................................2
    Municipal Securities..........................................3
    Other Investment Techniques and Strategies....................9
    Investment Restrictions......................................22
How the Fund is Managed..........................................24
    Organization and History.....................................24
    Trustees and Officers of the Fund............................26
    The Manager .................................................32
Brokerage Policies of the Fund...................................33
Distribution and Service Plans...................................35
Performance of the Fund..........................................39

About Your Account
How To Buy Shares................................................45
How To Sell Shares...............................................53
How to Exchange Shares...........................................58
Dividends, Capital Gains and Taxes...............................60
Additional Information About the Fund............................63

Financial Information About the Fund
Independent Auditors' Report.....................................64
Financial Statements ............................................65
Appendix A: Municipal Bond Ratings..............................A-1
Appendix B: Industry Classifications............................B-1
Appendix C: Special Sales Charge Arrangements and Waivers.......C-1
-------------------------------------------------------------------------------

ABOUT THE FUND
-------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., will select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The Fund does not make investments with the objective of seeking capital growth, since that would generally be inconsistent with its goal of seeking tax-exempt income. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increased after a security was purchased, that security would normally decline in value. Conversely, should interest rates decrease after a security was purchased, normally its value would rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could experience a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

      Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve short-term capital gains, because they would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Fund believes such disposition advisable or it needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%.

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the Prospectus under "About the Fund's Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X| Municipal Bonds. We have classified longer term municipal securities as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development") bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call provision of a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that have a lower rate of return.

           |_| General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

           |_| Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

           Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

           |_| Industrial Development Bonds. Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

           |_| Private Activity Municipal Securities. The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities. The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds is taxable under the revised rules. There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified
Section 501(c)(3) bonds, and qualified student loan bonds.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the Federal alternative minimum tax on individuals and corporations. There are no limits on the amount of assets the Fund may invest in private activity securities.

      The Federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero. This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income. The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations. Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit. Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds. Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial user" provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds. Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to "substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Fund.

      A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a "related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X| Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

           |_| Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

           |_|  Revenue   Anticipation   Notes.   These  are  notes  issued  in
expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

           |_| Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

           |_|  Construction  Loan  Notes.  These  are sold to  provide  project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

           |X|  Tax  Exempt   Commercial   Paper.   This  type  of   short-term
obligation (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X| Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid" securities. Their purchase by the Fund would be limited as described below in "Illiquid Securities." From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.

      Those guidelines require the Manager to evaluate: |_| the frequency of trades and price quotations for such securities; |_| the number of dealers or other potential buyers willing to purchase or sell such securities; |_| the availability of market-makers; and |_| the nature of the trades for such securities.

      While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.

      |X| Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service, Standard & Poor's Corporation and Fitch IBCA, Inc. represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade, securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

      Subsequent to its purchase by the Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, Standard & Poor's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account. This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      A list of the rating categories of Moody's, S&P and Fitch for municipal securities is contained in Appendix A to this Statement of Additional Information. Because the Fund may purchase securities that are unrated by nationally recognized rating organizations, the Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assigning a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Special Risks of Investing Primarily in New Jersey Municipal Securities. Because the Fund focuses its investments primarily on New Jersey municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of New Jersey and its municipalities, authorities and other instrumentalities that issue securities in which the Fund invests, including political developments, economic problems and legislation.

      It is not possible to predict the future impact of the legislation and economic considerations described below on the long-term ability of the State of New Jersey or New Jersey municipal issuers to pay interest or repay principal on their obligations. The information below about these conditions is only a brief summary, based upon information the Fund has drawn from sources that it believes are reliable, including official statements relating to securities offerings of New Jersey issuers. The information below is general in nature and does not provide information about the financial condition of the state or specific issuers in whose securities the Fund may invest, or the risks of those specific investments.

      |_| The Effect of General Economic Conditions in the State. New Jersey is the ninth largest state in population and fifth smallest in land area. With an average of 1,077 persons per square mile, it is the most densely populated of all the states. New Jersey is located at the center of the megalopolis which extends from Boston to Washington and that includes over one-fifth of the country's population.

      The extensive facilities of the Port Authority of New York and New Jersey, the Delaware River Port Authority and the South Jersey Port Corporation across the Delaware River from Philadelphia augment the air, land and water transportation facilities that have influenced the development of the state's economy. The state's central position in the northeast corridor, its transportation facilities and proximity to New York City make New Jersey an attractive location for corporate headquarters and international business offices. A number of the "Fortune 500" companies have their headquarters or major facilities in New Jersey. Many foreign-owned firms have located facilities in the state.

      The state finances capital projects primarily through the sale of general obligation bonds of the state. Those bonds are backed by the full faith and credit of the state. State tax revenues and certain other fees are pledged to meet the principal and interest payments required to pay those debts fully. No general obligations can be issued by the state without prior voter approval. The exception is that no prior voter approval is required for any law authorizing the creation of a debt for the purpose of refinancing all or a portion of outstanding state debt, as long as the law requires that the refinancing measure provide a debt service savings. All appropriations for capital projects and all proposals for state bond authorization are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning.

      The state may also enter into lease finance arrangements. Through those, lease payments made by the state must be sufficient to cover debt service on the obligations issued to finance the project. Those rental payments are subject to annual appropriation by the state legislature. Also, various state entities have issued obligations for which the state has a "moral obligation" to appropriate funds to cover a deficiency in a debt service reserve fund maintained to meet payments of principal of and interest on the obligations. The state legislature is not bound to make such appropriations, however.

      The state has extensive control over school districts, city and county governments, and local financing authorities. The local finance system is regulated by various statutes to assure that those entities remain on a sound financial footing. State laws impose specific limitations on appropriations, with exemptions subject to state approval. The state shares the proceeds of a number of taxes. Those funds are earmarked primarily for local education programs, homestead rebates, and Medicaid and welfare programs. Certain bonds are issued by localities but supported by direct state payments. In addition, the state participates in local waste water treatment programs.

      Counties, municipalities and school districts finance capital projects through the sale of general obligation bonds backed by their respective taxing power. Other entities, such as local financing authorities, typically finance their capital needs through the sale of bonds backed by a particular pledge of revenues, which may or may not include revenues derived from taxing powers.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below.

      |X| Floating Rate and Variable Rate Obligations. Variable rate demand obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligation.

      The interest rate on a floating rate demand note is based on a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of no less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon not more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder. Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven days are subject to the Fund's limitations on investments in illiquid securities.

      |X| Inverse Floaters and Other Derivative Investments. Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax exempt interest rates. As long as the municipal yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock option."

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment. Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X| When-Issued and Delayed Delivery Transactions. The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the
opportunity   to  obtain  the  security  at  a  price  and  yield  it  considers advantageous.

      When the Fund engages in when-issued and delayed delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.
      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify to its Custodian cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X| Zero-Coupon Securities. The Fund may buy zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Puts and Standby Commitments. When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X| Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      |X| Illiquid Securities. The Fund has percentage limitations that apply to purchases of illiquid securities, as stated in the Prospectus. The Fund cannot purchase any securities that are subject to restrictions on resale.

      |X| Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. These loans are limited to not more than 25% of the value of the Fund's total assets. There are risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities, It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower. The Fund may pay reasonable finder's, administrative or other fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Hedging. The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund may:
      |_| sell interest rate futures or municipal bond index futures, |_| buy puts on such futures or securities, or |_| write covered calls on securities, interest rate futures or municipal bond index futures. Covered calls may also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund will normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund may:
      |_| buy interest rate futures or municipal bond index futures, or |_| buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

      |_| Futures. The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts. Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although Interest Rate Futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future). The Fund would benefit if municipal bonds outperform U.S. Treasury Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the value of the bond to decline about 3%. There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (in this case, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

      |_| Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options (calls). These strategies are described below.

      |_| Writing Covered Call Options. The Fund may write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1) After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2) Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ, the automated quotation system of The Nasdaq Stock Market, Inc. or traded in the over-the-counter market.
(3) Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written.
(4) The Fund may write calls on futures contracts that it owns, but these calls must be covered by securities or other liquid assets that the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised.

      When the Fund writes a call on a security, it receives cash (a premium).The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker. The Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

      The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future. Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

      |_| Purchasing Calls and Puts. The Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It may also buy calls to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ, or traded in the over-the-counter market. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets. The aggregate premiums paid on all options that the Fund holds at any time are limited to 20% of the Fund's total assets. The aggregate margin deposits on all futures or options on futures at any time will be limited to 5% of the Fund's total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call. If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund may buy only those puts that relate to securities that the Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures). The Fund may not sell puts other than puts it has previously purchased.

      When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

      |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund may pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities. However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. All participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market may decline. If the Fund then concludes not to invest in such securities because of concerns that there may be further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.

      |_| Interest Rate Swap Transactions. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions established by the Commodity Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule
4.5 adopted by the CFTC. That Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related options premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short futures and options on futures positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank.

      |X| Temporary Defensive Investments. The securities the Fund may invest in for temporary defensive purposes include the following:
           |_|  short-term municipal securities;
           |_| obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
           |_| corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
           |_| commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
           |_| certificates of deposit of domestic banks with assets of $1 billion or more.

      |X| Taxable Investments. While the Fund can invest up to 20% of its total assets in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. To the extent it invests in taxable securities, the Fund would not be able to meet its objective of providing tax exempt income to its shareholders. Taxable investments include, for example, hedging instruments, repurchase agreements, and the types of securities it would buy for temporary defensive purposes.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or |_| more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

      |_| The Fund cannot concentrate its investments to the extent of 25% of its total assets in any industry. However, there is no limitation as to the Fund's investments in municipal securities in general or in New Jersey municipal securities, or in obligations issued by the U.S. Government and its agencies or instrumentalities.

      |_| The Fund cannot invest in real estate. This restriction shall not prevent the Fund from investing in municipal securities or other permitted securities that are secured by real estate or interests in real estate.

      |_| The Fund cannot purchase securities other than hedging instruments on margin. However, the Fund may obtain short-term credits that may be necessary for the clearance of purchases and sales of securities.

      |_| The Fund cannot sell securities short.

      |_| The Fund cannot invest in or hold securities of any issuer if officers and Trustees of the Fund or the Manager individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

      |_| The Fund cannot invest in securities of any other investment company, except in connection with a merger with another investment company.

      Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      |X| Does the Funds Have Other Restrictions that are Not Fundamental Policies?

      The Fund has several additional restrictions on its investment policies that are not fundamental, which means that they can be changed by the Board of Trustees, without obtaining shareholder approval.

      |_| The Fund cannot invest in securities or other investments other than municipal securities, the temporary investments described in its Prospectus, repurchase agreements, covered calls, private activity municipal securities and hedging instruments described in "About the Fund" in the Prospectus or this Statement of Additional Information.

      |_| The Fund cannot make loans. However, repurchase agreements and the purchase of debt securities in accordance with the Fund's other investment policies and restrictions are permitted. The Fund may also lend its portfolio securities as described in "Loans of Portfolio Securities."

      |_| The Fund cannot borrow money in excess of 10% of the value of its total assets. It cannot buy any additional investments when borrowings exceed 5% of its assets. The Fund may borrow only from banks as a temporary measure for extraordinary or emergency purposes, and not for the purpose of leveraging its investments.

      |_| The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign its assets to secure a debt. However, the use of escrow or other collateral arrangements in connection with hedging instruments is permitted.

      |_| The Fund cannot buy or sell futures contracts other than interest rate futures and municipal bond index futures.

      The Fund currently has an operating policy (which is not a fundamental policy but will not be changed without the approval of a shareholder vote) that prohibits the Fund from issuing senior securities. However, that policy does not prohibit certain activities that are permitted by the Fund's other policies, including borrowing money for emergency purposes as permitted by its other investment policies and applicable regulations, entering into delayed-delivery and when-issued arrangements for portfolio securities transactions, and entering into contracts to buy or sell derivatives, hedging instruments, options, futures and the related margin, collateral or escrow arrangements permitted under its other investment policies.

Non-Diversification of the Fund's Investments. The Fund is a series of a trust that is "non-diversified," as defined in the Investment Company Act. Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer." That means that the Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

      Being non-diversified poses additional investment risks, because if the Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers. However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code. By qualifying, it does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions. First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

      The identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against Concentration. To implement its policy not to concentrate its investments, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. Those industry classifications are not a fundamental policy.

      In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation. Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval. The Manager has no present intention of investing more than 25% of the Fund's total assets in securities paying interest from revenues of similar type projects or in industrial development bonds. This is not a fundamental policy and therefore could be changed without shareholder approval. However, if that change were made, the Prospectus or this Statement of Additional Information would be supplemented to reflect the change.


How the Fund Is Managed

Organization and History. The Fund is a series of a Massachusetts business trust that was originally organized in 1989, as a trust having one series. In 1993 it was reorganized to be a multi-series business trust (now called Oppenheimer Multi-State Municipal Trust). The Fund was added as a separate series of that Trust in 1994. The Trust is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. Each of the three series of the Trust is a separate fund that issues its own shares, has its own investment portfolio, and has its own assets and liabilities.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      |_| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment portfolio. Shares are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each class of shares:
      o has its own dividends and distributions,
      o pays certain expenses which may be different for the different classes,
      o may have a different net asset value,
      o may have separate voting rights on matters in which the interests of one class are different from the interests of another class, and
      o votes as a class on matters that affect that class alone.

      |_| Meetings of Shareholders. As a series of a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

      |_| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the trust of which the Fund is a series) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. The contracts further state that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are Trustees or Directors of the following New York-based Oppenheimer funds1:

Oppenheimer Growth Fund         Oppenheimer      International
Oppenheimer Global Fund         Growth Fund
Oppenheimer  Money Market Fund, Oppenheimer   Municipal   Bond
Inc.                            Fund
Oppenheimer   U.S.   Government Oppenheimer      New      York
Trust                           Municipal Fund
Oppenheimer   Gold  &   Special Oppenheimer        Multi-State
Minerals Fund                   Municipal Trust
Oppenheimer Discovery Fund      Oppenheimer       Multi-Sector
Oppenheimer Enterprise Fund     Income Trust
Oppenheimer             Capital Oppenheimer World Bond Fund
Appreciation Fund               Oppenheimer    Series    Fund,
Oppenheimer            Multiple Inc.
Strategies Fund                 Oppenheimer         Developing
Oppenheimer   Global  Growth  & Markets Fund
Income Fund                     Oppenheimer      International
                                Small Company Fund
                                Oppenheimer         California
                                Municipal Fund










      Ms. Macaskill and Messrs. Spiro, Donohue, Bowen, Zack, Bishop and Farrar respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of November 2, 1998, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. Ms. Macaskill and Mr. Donohue are trustees of that plan.

Leon Levy, Chairman of the Board of Trustees, Age 73
280 Park Avenue, New York,  NY  10017
General  Partner of Odyssey  Partners,  L.P.  (investment  partnership)  (since
1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Trustee, Age 65
19750 Beach Road, Jupiter Island, FL 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman of the Manager, OppenheimerFunds, Inc. (October 1995 to December 1997); Vice President (June 1990 to March 1994) and General Counsel of Oppenheimer Acquisition Corp., the Manager's parent holding company; Executive Vice President (December 1977 to October 1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director (July 1978 to October 1993) and General Counsel of the Distributor, OppenheimerFunds Distributor, Inc.; Executive Vice President and a director (April 1986 to October 1995) of HarbourView Asset Management Corporation; Vice President and a director (October 1988 to October 1993) of Centennial Asset Management Corporation, (HarbourView and Centennial are investment adviser subsidiaries of the Manager); and an officer of other Oppenheimer funds.

Benjamin Lipstein, Trustee, Age 75
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus  of   Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.


Bridget A. Macaskill, President and Trustee*, Age 50
Two World Trade Center, 34th Floor, New York, NY 10048-0203
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView Asset Management Corp.; Chairman and a director of Shareholder Services, Inc. (since August 1994), and Shareholder Financial Services, Inc. (since September 1995) (both are transfer agent subsidiaries of the Manager); President (since September 1995) and a director (since October
1990) of Oppenheimer Acquisition Corp.; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director (since July 1996) of Oppenheimer Real Asset Management, Inc., an investment advisory subsidiary of the Manager; President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager, and of Oppenheimer Millennium Funds plc, an offshore investment company; President and a director or trustee of other Oppenheimer funds; a director of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of the Manager and a director (until 1998) of NASDAQ Stock Market, Inc.

Elizabeth B. Moynihan, Trustee, Age 69
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New York University), and the National Building Museum; a member of the Trustees Council, Preservation League of New York State, and of the Indo-U.S. Sub-Commission on Education and Culture.

Kenneth A. Randall, Trustee, Age 71
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil and gas producer), Texan Cogeneration Company (cogeneration company), and Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The
Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee, Age 68
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a member of the U.S. Competitiveness Policy Council; a director of River Bank America (real estate manager); Trustee, Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age 66
8 Sound Shore Drive, Greenwich, Connecticut 06830
Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K); a trustee of Mystic Seaport Museum, International House and Greenwich Historical Society.

Donald W. Spiro, Vice Chairman and Trustee*, Age 72
Two World Trade Center, 34th Floor, New York, NY 10048-0203
Chairman Emeritus (since August 1991) and a director (since January 1969) of the Manager; formerly Chairman of the Manager and the Distributor.

Pauline Trigere, Trustee, Age 86
498 Seventh Avenue, New York, New York 10018
Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).

Clayton K. Yeutter, Trustee, Age 67
1325 Merrie Ridge Road, McLean, Virginia 22101
Of Counsel, Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order) Counselor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.

Caryn Halbrecht - Vice President and Portfolio Manager, Age 41 Two World Trade Center, 34th Floor, New York, NY 10048-0203 Vice President of the Manager (since March 1994); an officer of other Oppenheimer funds; formerly Vice President of Fixed Income Portfolio
Management at Bankers Trust Company.

Andrew J. Donohue, Secretary, Age 48
Two World Trade Center, 34th Floor, New York, NY 10048-0203 Executive Vice President (since January 1993), General Counsel (since October 1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corp., Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since September 1995); President and a director of Centennial Asset Management Corp. (since September 1995); President and a director of Oppenheimer Real Asset
Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.


George C. Bowen, Treasurer, Age 62
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corp.; Senior Vice President (since February 1992), Treasurer (since July 1991) and a director (since December 1991) of Centennial Asset Management Corp.; Vice President and Treasurer (since August
1978) and Secretary (since April 1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); a trustee or director and an officer of other Oppenheimer funds; formerly Treasurer of Oppenheimer Acquisition Corp. (June 1990 - March 1998).

Robert G. Zack, Assistant Secretary, Age 50
Two World Trade Center, 34th Floor, New York, NY 10048-0203
Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager; Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November
1989); Assistant Secretary of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age 33
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

      |X| Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Mr. Spiro) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended July 31, 1998. The compensation from all of the New York-based Oppenheimer funds (including the Fund) was received as a director, trustee or member of a committee of the boards of those funds during the calendar year 1997.

----------------------------------------------------------------------
                                      Total
                                      Retirement     Compensation
                                      Benefits       from all
                      Aggregate       Accrued        New York-Based
                      Compensation    as Fund        Oppenheimer
Name and Position     from Fund       Expenses       Funds (20
                                                     Funds)1
----------------------------------------------------------------------
----------------------------------------------------------------------
Leon Levy             $11,625         $ 8,050        $158,500
Chairman
----------------------------------------------------------------------
----------------------------------------------------------------------
Robert G. Galli       $ 1,206         None           None
Study Committee
Member2
----------------------------------------------------------------------
----------------------------------------------------------------------
Benjamin Lipstein     $15,041         $11,952        $137,000
Study Committee
Chairman,3
Audit Committee
Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Elizabeth B. Moynihan $2,177          None           $96,500
Study Committee
Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Kenneth A. Randall    $7,431          $5,434         $88,500
Audit Committee
Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Edward V. Regan       $1,975          None           $87,500
Proxy Committee
Chairman, Audit
Committee Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Russell S. Reynolds,  $2,929          $1,451         $65,500
Jr.
Proxy Committee
Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Pauline Trigere       $5,306          $3,987         $58,500

----------------------------------------------------------------------
----------------------------------------------------------------------
Clayton K. Yeutter    $1,4784         None           $65,500
Proxy Committee
Member
----------------------------------------------------------------------
----------------------------
1  For the 1997 calendar year.
2   Reflects fees from 1/1/98 to 7/31/98
3 Committee position held during a portion of the period shown. 4 Includes $168 deferred under Deferred Compensation Plan described below.

      |X| Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service. Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.

      |X| Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X| Major Shareholders. As of November 2, 1998, the only persons who owned of record or who were known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B or Class C shares were:

      Merrill Lynch Pierce Fenner & Smith Inc. (which advised the Fund that such shares were held beneficially for its customers) 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida 32246 448,336.346 Class A shares (approximately 15.36% of the Class A shares then outstanding) 393,377.373 Class B shares (approximately 12.59% of the Class B shares then outstanding) 165,778.465 Class C shares (approximately 24.77% of the Class C shares then outstanding)

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

      The portfolio manager of the Fund is principally responsible for the day-to-day management of the Fund's investment portfolio. Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers have broad experience with fixed-income securities. They provide the Fund's portfolio manager with research and support in managing the Fund's investments.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Expenses not expressly assumed by the Manager under the advisory agreement are paid by the Fund. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to disinterested Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

      The investment advisory agreement contains no limitation of the Fund's expenses by the Manager. The Manager has voluntarily agreed to waive a portion of its annual management fee to the extent needed to enable the Fund to pay a stable dividend (at an amount that may be set and varied from time to time by the Manager). The Manager may withdraw that waiver at any time. The management fees paid by the Fund to the Manager during its last three fiscal years are listed below. Also shown is the amount the management fee would have been without the waiver. Under its voluntary expense waiver, the Manager absorbed $67,889 of the Fund's expenses in the Fund's 1996 fiscal year, $51,835 in its 1997 fiscal year, and $394,415 in the Fund's 1998 fiscal year.

----------------------------------------------------------------------

                                               Management Fee Paid to
      Fiscal Year             Management Fee   OppenheimerFunds, Inc.
      Ending 7/31       (Without     Voluntary       (after waiver)
                        Waiver)
----------------------------------------------------------------------
----------------------------------------------------------------------
1996 (7 months)         $  62,334              $0
$109,426
----------------------------------------------------------------------
----------------------------------------------------------------------
1997                    $168,116               $0
$230,723
----------------------------------------------------------------------
----------------------------------------------------------------------
1998                    $324,038               $0
----------------------------------------------------------------------

      The investment advisory agreement contains an indemnity of the Manager. In the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of any investment of the Fund assets made with due care and in good faith. The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. Under the agreement, the Manager may employ those broker-dealers (including "affiliated" brokers, as that term is defined in the Investment Company Act) that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution" refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those other considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees has permitted the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing research services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more of funds advised by the Manager purchase the same security on the same day from the same dealer, the Manager may average the price of the transactions and allocate the average among the funds.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B and Class C shares. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor. They exclude payments under the Distribution and Service Plans but include advertising and the cost of printing and mailing prospectuses (other than those furnished to existing shareholders).
      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is discussed in the table below:


 -------------------------------------------------------------------


         Aggregate   Class A    Commissions  CommissionsCommissions
         Front-End   Front-End  on Class A   on Class   on Class C
 Fiscal  Sales       Sales      Shares       B Shares   Shares
 Year    Charges on  Charges    Advanced by  Advanced   Advanced
 Ended   Class A     Retained   Distributor1 by         by
 7/31:   Shares      by                      DistributorDistributor1
                     Distributor
 -------------------------------------------------------------------
 -------------------------------------------------------------------
  19962   $104,007    $19,481       N/A       $196,077   $359,680
 -------------------------------------------------------------------
 -------------------------------------------------------------------
  1997    $229,892    $42,671       N/A        $1,174     $16,662
 -------------------------------------------------------------------
 -------------------------------------------------------------------
  1998    $243,921    $40,569     $15,592     $628,171    $41,491
 -------------------------------------------------------------------
1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.
2. Fiscal period of seven months.

 -------------------------------------------------------------------

            Class A           Class B           Class C Contingent
 Fiscal     Contingent        Contingent        Deferred Sales
 Year       Deferred Sales    Deferred Sales    Charges Retained
 Ended      Charges Retained  Charges Retained  by Distributor
 7/31:      by Distributor    by Distributor
 -------------------------------------------------------------------
 -------------------------------------------------------------------
    1998           $0              $62,778            $1,716
 -------------------------------------------------------------------

      For additional information about distribution of the Fund's shares, including fees and expenses, please refer to "Distribution and Service Plans."

Distribution and Service Plans. The Fund has adopted a Service Plan for its Class A shares and Distribution and Service Plans for its Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans, the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that plan. Each plan has also been approved by a vote of the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. The Manager cast the vote to approve the Class C plan as the sole initial holder of Class C shares.

      Under the plans the Manager and the Distributor, in their sole discretion, from time to time may use their own resources to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform at no cost to the Fund. The Manager may use profits from the advisory fee it receives from the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to plan recipients from their own resources.

      Unless a plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders of the class affected by the amendment. Because Class B shares automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for an amendment to the Class A plan that would materially increase the amount to be paid under that plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by Class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Fund's Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, the purpose for which the payments were made and the identity of each recipient of a payment. The report on the Class B and Class C plans shall also include the Distributor's distribution costs for the quarter, and any costs for previous fiscal periods that have been carried forward. Those reports are subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty.

      Each plan states that while it is in effect, the selection or replacement and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This provision does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fees at the maximum rate allowed under the plans and has set no minimum asset amount needed to qualify for payments.

      |_| Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate up to 0.25% of average annual net assets. The Board has set the maximum rate currently at 0.15%. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.15% of the average annual net assets of Class A shares held in accounts of the service providers or their customers.

      For the fiscal year ended July 31, 1998, payments under the Plan for Class A shares totaled $60,187, all of which was paid by the Distributor to recipients. That included $1,272 paid to an affiliate of the Distributor. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

      |_| Class B and Class C Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plans during that period. The Class B and Class C plans permit the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance.

      The Distributor is entitled under the service plans for Class B and Class C shares to receive a service fee of up to 0.25% per year. The Board of Trustees has set that fee at 0.15% per year. The Distributor presently intends to pay recipients the service fee on Class B and Class C shares in advance for the first year the shares are outstanding. After the first year shares are outstanding, the Distributor makes payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for an advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fees and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the Distributor in recognition that the Distributor: |_| pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described in the Prospectus,

|_| may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
|_| employs personnel to support distribution of shares, and |_| bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

      Payments made under the Class B plan for the fiscal year ended July 31, 1998, totaled $255,164 (including $431 paid to an affiliate of the Distributor). The Distributor retained $210,296 of the total paid. Payments made under the Class C Plan for the fiscal year ended July 31, 1998 totaled $36,189 (including $182 paid to an affiliate of the Distributor). The Distributor retained $28,835 of the total paid. At July 31, 1998, the Distributor had incurred unreimbursed expenses under the Class B plan in the amount of $1,204,660 (equal to 3.64% of the Fund's net assets represented by Class B shares on that date). At July 31, 1998, the Distributor had incurred unreimbursed expenses under the Class C plan of $76,968 (equal to 1.19% of the Fund's net assets represented by Class C shares on that date). If either plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

      All payments under the Class B and Class C plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees to NASD members.


Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance during its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

      |_| Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      |_| The Fund's performance returns do not reflect the effect of taxes on distributions.
      |_| An investment in the Fund is not insured by the FDIC or any other government agency.
      |_| The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
      |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

      |_| Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:


                         Standardized Yield = 2[(a-b
                                                 ---  + 1)6 - 1]
                                                 cd


      The symbols above represent the following factors:
      a =dividends and interest earned during the 30-day period.
      b =expenses accrued for the period (net of any expense assumptions).
      c =the average  daily number of shares of that class  outstanding  during the 30-day period that were entitled to receive dividends.
      d =the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

      |_| Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

           Dividend  Yield  =  dividends  paid  x  12/maximum   offering  price
(payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

      |_| Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated Federal tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated. Your tax bracket is determined by your Federal and state taxable income (the net amount subject to Federal and state income tax after deductions and exemptions). The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.

----------------------------------------------------------------------

       The Fund's Yields for the 30-Day Periods Ended 7/31/98
----------------------------------------------------------------------
----------------------------------------------------------------------
                                                    Tax-Equivalent
           Standardized Yield    Dividend Yield      Yield (43.45%
                                                       Combined
Class of                                          Federal/New Jersey
Shares                                               Tax Bracket)
----------------------------------------------------------------------
----------------------------------------------------------------------
           Without             Without            Without
           Sales     After     Sales     After    Sales     After
           Charge    Sales     Charge    Sales    Charge    Sales
                     Charge              Charge             Charge
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A        4.13%     3.94%     4.88%    4.65%     7.30%     6.97%
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B        3.37%       N/A     4.08%      N/A     5.96%       N/A
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C        3.37%       N/A     4.08%      N/A     5.96%       N/A
----------------------------------------------------------------------

      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period.

      |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                              ERV  1/n
                              ---       - 1 = Average Annual Total Return
                               P

      |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                              ERV-P
                              -----  = Total Return
                                P

      |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------
       The Fund's Total Returns for the Periods Ended 7/31/98
----------------------------------------------------------------------
----------------------------------------------------------------------
           Cumulative           Average Annual Total Returns
         Total Returns
          (10 years or
         life of class)
Class
of
Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
                                           5-Year         10-Year
                            1-Year       (or life of    (or life of
                                           class)          class)
----------------------------------------------------------------------
----------------------------------------------------------------------
         After   WithoutAfter   WithoutAfter   Without After  Without
         Sales   Sales  Sales   Sales  Sales   Sales   Sales  Sales
         Charge  Charge Charge  Charge Charge  Charge  Charge Charge
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A   23.32% 29.47%   0.93%  5.96%  4.86%*  6.02%*    N/A     N/A
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B   23.14% 25.14%   0.25%  5.25% 4.83%** 5.21%**    N/A     N/A
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C   21.05% 21.05%   4.24%  5.24% 6.75%***6.75%***   N/A     N/A
----------------------------------------------------------------------
*      Inception of Class A:   3/1/94
**   Inception of Class B:     3/1/94
*** Inception of Class C: 8/29/95

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its Class A, Class B or Class C shares by Lipper Analytical Services, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked by Lipper against all other bond funds, other than money market funds, and other municipal bond funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |_| Morningstar Rankings. From time to time the Fund may publish the star ranking of the performance of its Class A, Class B or Class C shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is ranked among municipal bond funds.

      Morningstar star rankings are based on risk-adjusted total investment return. Investment return measures a fund's (or class's) one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's (or class's) 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40%
respectively), or its combined 3-, 5-, and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception date of the fund (or class). Rankings are subject to change monthly.

      The Fund may also compare its performance to that of other funds in its Morningstar category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

      |_| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, the Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's Class A, Class B or Class C shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the Fund's Class A, Class B or Class C returns to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.


-------------------------------------------------------------------------------
ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------

How to Buy Shares

      Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:

         |_| Class A and Class B shares you purchase for your individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
        |_|current purchases of Class A and Class B shares of the Fund and other
           Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
        |_|Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

      |X| The  Oppenheimer  Funds.  The  Oppenheimer  funds  are  those  mutual
funds   for   which   the   Distributor   acts  as  the   distributor   or  the
sub-distributor and currently include the following:

Oppenheimer Municipal Bond Fund     Oppenheimer New York Municipal
                                    Fund
Oppenheimer California Municipal    Oppenheimer Intermediate
Fund                                Municipal Fund
Oppenheimer Insured Municipal Fund  Oppenheimer Main Street
                                    California Municipal Fund
Oppenheimer Florida Municipal Fund  Oppenheimer New Jersey Municipal
                                    Fund
Oppenheimer Pennsylvania Municipal  Oppenheimer Discovery Fund
Fund
Oppenheimer Capital Appreciation    Oppenheimer Growth Fund
Fund
Oppenheimer Equity Income Fund      Oppenheimer Multiple Strategies
                                    Fund
Oppenheimer Total Return Fund, Inc. Oppenheimer Main Street Income &
                                    Growth Fund
Oppenheimer High Yield Fund         Oppenheimer Champion Income Fund
Oppenheimer Bond Fund               Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term            Oppenheimer Global Fund
Government Fund
Oppenheimer Global Growth & Income  Oppenheimer Gold & Special
Fund                                Minerals Fund
Oppenheimer Strategic Income Fund   Oppenheimer International Bond
                                    Fund
Oppenheimer Enterprise Fund         Oppenheimer International Growth
                                    Fund
Oppenheimer Developing Markets Fund Oppenheimer Real Asset Fund
Oppenheimer International Small     Oppenheimer Quest Balanced Value
Company Fund                        Fund
Oppenheimer Quest Opportunity       Oppenheimer Quest Small Cap
Value Fund                          Value Fund
Oppenheimer Quest Value Fund, Inc.  Oppenheimer Quest Global Value
                                    Fund, Inc.
Oppenheimer Quest Capital Value     Oppenheimer MidCap Fund
Fund, Inc.
Oppenheimer Convertible Securities  Rochester Fund Municipals
Fund
Limited-Term New York Municipal     Oppenheimer Disciplined Value
Fund                                Fund
Oppenheimer Disciplined Allocation  Oppenheimer World Bond Fund
Fund

and the following money market funds:

Oppenheimer Money Market Fund, Inc. Oppenheimer Cash Reserves
Centennial Money Market Trust       Centennial Tax Exempt Trust
Centennial Government Trust         Centennial  New York  Tax  Exempt
                                    Trust
Centennial  California  Tax  Exempt Centennial America Fund, L.P.
Trust


      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

      A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

|_|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or
           (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (minimum $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited, normally four to five business days prior to the investment dates selected in the Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmission.

      Before initiating Asset Builder payments, obtain a prospectus of the selected fund(s) from the Distributor or your financial advisor and request an application from the Distributor, complete it and return it. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 15 days) after receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B and Class C are subject.

      The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares in general are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation for selling Fund shares may receive different levels of compensation for selling to one class of shares than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

      |_| Class B Conversion. The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |_| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, share registration fees and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. It is done by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in municipal securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X| Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

      |_| Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
      |_| The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry: (1) debt instruments that have a maturity of more than 397 days when issued, (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and (3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
      |_|  The  following   securities   are  valued  at  cost,   adjusted  for
amortization of premiums and accretion of discounts:
(1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
      |_| Securities not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, Interest Rate Futures and Municipal Bond Index Futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

      The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to the Fund's bank for clearance, the bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue to receive dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the bank listed on the check or at the Fund's custodian bank. That limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering Checkwriting privileges at any time without prior notice.
      In choosing to take advantage of the Checkwriting privilege by signing the Account Application or by completing a Checkwriting card, each individual who signs: (1) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of such registered owner(s);
(3) authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable;
(5) understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6) acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
      |_| Class A shares that you purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or |_| Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in "Waivers of Class B and Class C Sales Charges" below).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1-800-525-7048.
      |_| All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
      |_| Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.
      |_| Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401 (k) plans.
      |_|  Class Y shares of Oppenheimer Real Asset Fund are not exchangeable.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge.
      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Convertible Securities Fund, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Convertible Securities Fund are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange of Class M shares. No other exchanges may be made to Class M shares.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      |_| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one Class must specify whether they intend to exchange Class A, Class B or Class C shares.

      |_| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |_| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans and Automatic Withdrawal Plans will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.


      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among Class A, Class B and Class C shares.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends and Distributions. The Fund intends to qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for Federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from Federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources treats the dividend as a receipt of either ordinary income or long-term capital gain in the computation of gross income, regardless of whether the dividend is reinvested: (1) certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
(2) income from securities loans; (3) income or gains from options or futures; or (4) an excess of net short-term capital gain over net long-term capital loss from the Fund.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether such benefits are subject to Federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase (which period may be shortened by regulation) will be disallowed for Federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

      To the extent that distributions paid by the Fund are derived from interest on New Jersey municipal securities and obligations of the U.S. Treasury, those distributions will also be exempt from New Jersey individual income tax. Distributions from the Fund attributable to income from sources other than those will generally be subject to New Jersey individual income tax as ordinary income.

      Under the Internal Revenue Code, by December 31 each year the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made at net asset value without sales charge. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder must first obtain a prospectus for that fund and an application from the Transfer Agent to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from certain of the other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Transfer Agent. The Fund's Transfer Agent, OppenheimerFunds Services, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Fund. It also handles shareholder servicing and administrative functions. It is paid on an "at-cost" basis.

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal Deposit Insurance. Those uninsured balances may at times be substantial.

Independent Auditors. KPMG Peat Marwick LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

Independent Auditors' Report
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Board of Trustees and Shareholders of
Oppenheimer New Jersey Municipal Fund:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer New Jersey Municipal Fund (a series of Oppenheimer Multi-State Municipal Trust) as of July 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the seven-month period ended July 31, 1996, the year ended December 31, 1995 and the period from March 1, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer New Jersey Municipal Fund as of July 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the seven-month period ended July 31, 1996, the year ended December 31, 1995 and the period from March 1, 1994 (commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick LLP
-------------------------
KPMG Peat Marwick LLP

Denver, Colorado
August 21, 1998

--------------------------------------------------------------------------------
Statement of Investments  July 31, 1998
--------------------------------------------------------------------------------

                                               Ratings:
                                               Moody's/
                                               S&P/Fitch    Face          Market Value
                                               (Unaudited)  Amount        See Note 1
======================================================================================
Municipal Bonds and Notes--99.1%
--------------------------------------------------------------------------------------
New Jersey--73.0%
East Orange, NJ BOE COP, FSA Insured,
5%, 2/1/13                                     Aaa/AAA      $2,000,000    $1,984,740
--------------------------------------------------------------------------------------
East Orange, NJ BOE COP, FSA Insured,
5.50%, 8/1/12                                  Aaa/AAA        1,250,000    1,333,187
--------------------------------------------------------------------------------------
East Orange, NJ GOB, FSA Insured,
8.40%, 8/1/06                                  Aaa/AAA        1,000,000    1,261,520
--------------------------------------------------------------------------------------
Essex Cnty., NJ Improvement Authority RB,
Utility System-Orange Franchise, Series A,
MBIA Insured, 5.75%, 7/1/27                    Aaa/AAA        1,000,000    1,060,040
--------------------------------------------------------------------------------------
Hudson Cnty., NJ MUAU System RB,
Prerefunded, 11.875%, 7/1/06                   Aaa/AAA          520,000      642,013
--------------------------------------------------------------------------------------
Mercer Cnty., NJ Improvement Authority RB,
Justice Complex Project, 6.05%, 1/1/11(1)      Aa/AA -          250,000      250,360
--------------------------------------------------------------------------------------
Middlesex Cnty., NJ Utilities Authority
Sewer RRB, Series A, FGIC Insured,
5.25%, 12/1/09                                 Aaa/AAA/AAA    1,025,000    1,084,532
--------------------------------------------------------------------------------------
Newark, NJ GOB, Additional State School
Building Aid, 10%, 6/1/03                      Aa3/AA           720,000      895,457
--------------------------------------------------------------------------------------
Newark, NJ GOB, School Qualified Bond
Act, MBIA Insured, 5.30%, 9/1/08               Aaa/AAA        1,000,000    1,056,400
--------------------------------------------------------------------------------------
NJ Building Authority RRB, 5%, 6/15/10         Aa2/AA-/AA     4,000,000    4,089,040
--------------------------------------------------------------------------------------
NJ Casino Reinvestment DAU Parking
Fee RB, Series A, FSA Insured, 5.20%, 10/1/08  Aaa/AAA        1,000,000    1,049,360
--------------------------------------------------------------------------------------
NJ Casino Reinvestment DAU Parking Fee RB, fg Series A, FSA Insured, 5.25%,
10/1/13                                        Aaa/AAA        1,000,000    1,021,450
--------------------------------------------------------------------------------------
NJ COP, Series A, AMBAC Insured, 5%, 6/15/12   Aa3/AAA/AAA    1,000,000    1,001,720
--------------------------------------------------------------------------------------
NJ EDAU PC RB, Public Service Electric &
Gas Co. Project, Series A, MBIA Insured,
6.40%, 5/1/32                                  Aaa/AAA          500,000      543,265
--------------------------------------------------------------------------------------
NJ EDAU RRB, First Mortgage-Franciscan
Oaks Project, 5.70%, 10/1/17                   NR/NR          2,235,000    2,259,496
--------------------------------------------------------------------------------------
NJ EDAU RRB,  First Mortgage-Keswick
Pines, 5.60%,  1/1/12                           NR/NR            600,000      600,402


                   13   Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

                                               Ratings:
                                               Moody's/
                                               S&P/Fitch    Face          Market Value
                                               (Unaudited)  Amount        See Note 1
======================================================================================
New Jersey  (continued)
NJ EDAU RRB, First Mortgage-Keswick
Pines, 5.70%, 1/1/18                           NR/NR        $2,350,000    $2,360,833
--------------------------------------------------------------------------------------
NJ EDAU Water Facilities RB, American
Water Co., Inc. Project, Series A, FGIC
Insured, 6.875%, 11/1/34                       Aaa/AAA/AAA     500,000       562,835
--------------------------------------------------------------------------------------
NJ EDAU Water Facilities RB, American
Water Co., Inc. Project, Series B,
FGIC Insured, 5.375%, 5/1/32                   Aaa/AAA       2,000,000     2,028,380
--------------------------------------------------------------------------------------
NJ Educational FA RRB, Institute of
Advanced Study, Series F, 5%, 7/1/11           Aaa/AA+       1,130,000     1,154,329
--------------------------------------------------------------------------------------
NJ Educational FA RRB, Monmouth
University, Series C, 5.80%, 7/1/22            Baa3/BBB      1,000,000     1,036,370
--------------------------------------------------------------------------------------
NJ HCF FAU RB, Centrastate Medical Center,
Series A, AMBAC Insured, 6%, 7/1/21            Aaa/AAA/AAA     100,000       104,358
--------------------------------------------------------------------------------------
NJ HCF FAU RB, Columbus Hospital,
Series A, 7.50%, 7/1/21                        Baa3/BBB-     2,000,000     2,088,840
--------------------------------------------------------------------------------------
NJ HCF FAU RB, Southern Ocean Cnty.
Hospital, Series A, 6.25%, 7/1/23              Baa1/NR/BBB+  1,000,000     1,060,290
--------------------------------------------------------------------------------------
NJ HCF FAU RB, St. Elizabeth Hospital
Obligation Group, 6%, 7/1/20                   Baa2/BBB      1,000,000     1,045,590
--------------------------------------------------------------------------------------
NJ HCF FAU RB, St. Joseph's Hospital &
Medical Center, Series A, 6%, 7/1/26           NR/AAA          750,000       811,980
--------------------------------------------------------------------------------------
NJ HCF FAU RRB, Capital Health System
Obligation Group, 5.125%, 7/1/12               Baa1/A-       3,000,000     2,967,540
--------------------------------------------------------------------------------------
NJ HCF FAU RRB, Dover General Hospital &
Medical Center, MBIA Insured, 7%, 7/1/03       Aaa/AAA       1,000,000     1,122,460
--------------------------------------------------------------------------------------
NJ Mtg. & HFA MH RB, Series A, AMBAC
Insured, 6.25%, 5/1/28                         Aaa/AAA       1,000,000     1,070,720
--------------------------------------------------------------------------------------
NJ Mtg. & HFA RB, Home Buyer, Series J,
MBIA Insured, 6.20%, 10/1/25                   Aaa/AAA         200,000       211,202
--------------------------------------------------------------------------------------
NJ Mtg. & HFA RB, Home Buyer, Series S,
MBIA Insured, 6.05%, 10/1/28                   Aaa/AAA       1,000,000     1,060,430
--------------------------------------------------------------------------------------
NJ Mtg. & HFA RB, Home Buyer, Series X,
MBIA Insured, 5.35%, 4/1/29                    Aaa/AAA       2,000,000     2,005,160
--------------------------------------------------------------------------------------
NJ Mtg. & HFA RRB, Series 1, 6.70%, 11/1/28    NR/A+            85,000        91,434


                   14   Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------------
                                               Ratings:
                                               Moody's/
                                               S&P/Fitch    Face          Market Value
                                               (Unaudited)  Amount        See Note 1
======================================================================================
New Jersey  (continued)
NJ Sports & Exposition Authority RB,
Convention Center Luxury Tax, Series A,
MBIA Insured, 6.25%, 7/1/20                    Aaa/AAA     $   80,000     $   86,768
--------------------------------------------------------------------------------------
NJ Transportation Trust Fund Authority RB,
Transportation System, Series B, 5%, 6/15/17   Aa3/A+/AA    1,000,000        987,320
--------------------------------------------------------------------------------------
NJ TUAU RRB, Series C, 6.50%, 1/1/16           Baa1/BBB+/A-   950,000      1,101,648
--------------------------------------------------------------------------------------
NJ TUAU RRB, Series C, MBIA Insured,
6.50%, 1/1/09                                  Aaa/AAA      1,000,000      1,157,150
--------------------------------------------------------------------------------------
North Jersey District Water Supply RRB,
Wanaque North Project, Series A,
MBIA Insured, 5.125%, 11/15/21                 Aaa/AAA      1,000,000        991,860
--------------------------------------------------------------------------------------
PAUNYNJ Consolidated RB, 112th Series,
5%, 12/1/16                                    A1/AA-/AA-   2,000,000      1,975,040
--------------------------------------------------------------------------------------
PAUNYNJ Consolidated RB, 94th Series,
6%, 12/1/14                                    A1/AA-/AA-     200,000        216,776
--------------------------------------------------------------------------------------
PAUNYNJ SPO RB, JFK International Air Terminal Project, Series 6, MBIA Insured,
5.75%, 12/1/25                                 Aaa/AAA/AAA  2,000,000      2,094,680
--------------------------------------------------------------------------------------
PAUNYNJ SPO RB, JFK International Air Terminal Project, Series 6, MBIA Insured,
7%, 12/1/12                                    Aaa/AAA/AAA  2,000,000      2,438,000
--------------------------------------------------------------------------------------
PAUNYNJ SPO RRB, KIAC-4 Project,
Fifth Installment, 6.75%, 10/1/19              NR/NR          900,000        991,260
                                                                        ------------
                                                                          52,956,235

--------------------------------------------------------------------------------------
U.S. Possessions--26.1%
Guam Housing Corp. SFM RB, Series A,
5.75%, 9/1/31                                  NR/AAA       2,000,000      2,126,600
--------------------------------------------------------------------------------------
Guam PAU RB, Series A, 6.30%, 10/1/22          NR/BBB         185,000        196,474
--------------------------------------------------------------------------------------
PR CMWLTH GOB, 5.375%, 7/1/25                  Baa1/A       1,500,000      1,521,135
--------------------------------------------------------------------------------------
PR CMWLTH HTAU RB, Series Y, 5%, 7/1/36        Baa1/A       1,000,000        985,730
--------------------------------------------------------------------------------------
PR CMWLTH HTAU RB, Series Y,
5.50%, 7/1/26                                  Baa1/A       2,000,000      2,057,640
--------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU Special RB,
Series A, AMBAC Insured, 5%, 7/1/11            Aaa/AAA      1,000,000      1,023,120
--------------------------------------------------------------------------------------
PR EPAU RRB, Series Z, 5.50%, 7/1/16           Baa1/BBB+    2,000,000      2,054,480


                   15   Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

                                               Ratings:
                                               Moody's/
                                               S&P/Fitch    Face          Market Value
                                               (Unaudited)  Amount        See Note 1
======================================================================================
U.S. Possessions  (continued)
PR Industrial Tourist Educational Medical &
Environmental Control Facilities RB,
Polytechnic University Project, Series A,
6.50%, 8/1/24                                  NR/BBB-      $ 410,000     $  445,744
--------------------------------------------------------------------------------------
PR Public Buildings Authority RB,
Government Facilities, Series B, AMBAC
Insured, 5%, 7/1/27                            Aaa/AAA      2,000,000       1,959,460
--------------------------------------------------------------------------------------
PR Public Buildings Authority RB,
Series B, 5.25%, 7/1/21                        Baa1/A       3,390,000       3,387,593
--------------------------------------------------------------------------------------
Virgin Islands Housing FAU Single
Family RRB, Series A, 6.50%, 3/1/25            NR/AAA         150,000         159,406
--------------------------------------------------------------------------------------
Virgin Islands PFAU RB, Sub.Lien,
Fund Loan Nts., Series E, 6%, 10/1/22          NR/NR        1,500,000       1,540,950
--------------------------------------------------------------------------------------
Virgin Islands Water & Electric
Systems RRB, 5.375%, 7/1/10                    NR/NR/BBB    1,470,000       1,526,066
                                                                         ------------
                                                                           18,984,398

--------------------------------------------------------------------------------------
Total Investments, at Value (Cost $69,682,738)                   99.1%     71,940,633
--------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                   0.9         645,204
                                                         ------------    ------------
Net Assets                                                      100.0%    $72,585,837
                                                         ============    ============


To simplify the listings of securities, abbreviations are used per the table below:

BOE --Board of  Education MH  --Multifamily  Housing  CMWLTH--Commonwealth  MUAU
--Municipal    Utilities   Authority   COP   --Certificates   of   Participation
PAUNYNJ--Port Authority of New York & New Jersey DAU --Development Authority PAU
--Power Authority EDAU --Economic  Development  Authority PC --Pollution Control
EPAU --Electric Power Authority PFAU --Public Finance  Authority FA --Facilities
Authorit RB --Revenue  Bonds FAU --Finance  Authority  RRB  --Revenue  Refunding
Bonds GOB --General  Obligation  Bonds SFM --Single Family Mortgage HCF --Health
Care  Facilities  SPO --Special  Obligations  HFA --Housing  Finance Agency TUAU
--Turnpike Authority HTAU --Highway & Transportation Authority

1.  Securities  with  an  aggregate   market  value  of  $250,360  are  held  in
collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.


                   16   Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
As of July 31, 1998,securities subject to the alternative minimum tax amount to $17,266,979 or 23.8% of the Fund's net assets.

Distribution of investments by industry, as a percentage of total investments at value, is as follows:

Industry                             Market Value         Percent
-----------------------------------------------------------------
Lease Rental                         $14,006,100             19.5%
-----------------------------------------------------------------
Hospital/Healthcare                    9,201,058             12.8
-----------------------------------------------------------------
Marine/Aviation Facilities             6,724,496              9.3
-----------------------------------------------------------------
Highways                               6,289,488              8.7
-----------------------------------------------------------------
Single Family Housing                  5,562,798              7.7
-----------------------------------------------------------------
Adult Living Facilities                5,220,731              7.3
-----------------------------------------------------------------
General Obligation                     4,734,512              6.6
-----------------------------------------------------------------
Water Utilities                        4,219,979              5.9
-----------------------------------------------------------------
Electric Utilities                     3,242,214              4.5
-----------------------------------------------------------------
Sales Tax                              2,650,838              3.7
-----------------------------------------------------------------
Higher Education                       2,636,443              3.7
-----------------------------------------------------------------
Corporate Backed                       2,591,215              3.6
-----------------------------------------------------------------
Parking Fee Revenue                    2,070,810              2.9
-----------------------------------------------------------------
Multi-Family Housing                   1,162,154              1.6
-----------------------------------------------------------------
Sewer Utilities                        1,084,532              1.5
-----------------------------------------------------------------
Pollution Control                        543,265              0.7
                                     -----------            -----
                                     $71,940,633            100.0%
                                     ===========            =====


See accompanying Notes to Financial Statements.



                   17  Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities July 31, 1998
--------------------------------------------------------------------------------

=========================================================================================
ASSETS
Investments, at value (cost $69,682,738)--see accompanying statement          $71,940,633
-----------------------------------------------------------------------------------------
Cash                                                                               89,245
-----------------------------------------------------------------------------------------
Receivables:
Interest                                                                          688,772
Shares of beneficial interest sold                                                165,970
-----------------------------------------------------------------------------------------
Other                                                                               4,021
                                                                              -----------
Total assets                                                                   72,888,641

=========================================================================================
LIABILITIES
Payables and other liabilities:
Dividends                                                                         176,355
Trustees' fees--Note 1                                                             56,800
Shareholder reports                                                                25,079
Shares of beneficial interest redeemed                                             11,200
Registration and filing fees                                                        9,504
Distribution and service plan fees                                                  7,880
Transfer and shareholder servicing agent fees                                       6,648
Daily variation on futures contracts--Note 5                                        2,700
Other                                                                               6,638
                                                                              -----------
Total liabilities                                                                 302,804

=========================================================================================
NET ASSETS                                                                    $72,585,837
                                                                              ===========

=========================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                               $70,484,052
-----------------------------------------------------------------------------------------
Overdistributed net investment income                                             (86,224)
-----------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                          (59,730)
-----------------------------------------------------------------------------------------
Net unrealized appreciation on investments --Notes 3 and 5                      2,247,739
                                                                              -----------
Net assets                                                                    $72,585,837
                                                                              ===========


                   18   Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $33,060,279 and 2,854,648 shares of beneficial interest outstanding)            $11.58
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                        $12.16
-----------------------------------------------------------------------------------------
Class B Shares:
Net asset value,redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $33,062,494 and 2,856,331 shares of beneficial interest outstanding)            $11.58
-----------------------------------------------------------------------------------------
Class C Shares:
Net asset value,redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $6,463,064 and 558,248 shares of beneficial interest outstanding)               $11.58

See accompanying Notes to Financial Statements.


                  19   Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
Statement of Operations    For the Year Ended Year Ended July 31, 1998
--------------------------------------------------------------------------------

=========================================================================================
INVESTMENT INCOME
Interest                                                                       $2,876,807

=========================================================================================
Expenses
Distribution and service plan fees--Note 4:
Class A                                                                            60,187
Class B                                                                           255,164
Class C                                                                            36,189
-----------------------------------------------------------------------------------------
Management fees--Note 4                                                           324,038
-----------------------------------------------------------------------------------------
Trustees'fees and expenses--Note 1                                                 49,168
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                              38,079
-----------------------------------------------------------------------------------------
Shareholder reports                                                                30,001
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                        16,335
-----------------------------------------------------------------------------------------
Legal,auditing and other professional fees                                         13,217
-----------------------------------------------------------------------------------------
Registration and filing fees                                                        9,676
-----------------------------------------------------------------------------------------
Other                                                                               5,744
                                                                               ----------
Total expenses                                                                    837,798
Less reimbursement of expenses by OppenheimerFunds,Inc.--Note 4                  (394,415)
Less expenses paid indirectly--Note 4                                             (16,044)
                                                                               ----------
Net expenses                                                                      427,339

=========================================================================================
NET INVESTMENT INCOME                                                           2,449,468

=========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) Net realized gain (loss) on:
Investments                                                                       179,850
Closing of futures contracts--Note 5                                             (326,733)
Closing of options written--Note 6                                                  9,135
Net realized loss                                                                (137,748)
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments              622,195
Net realized and unrealized gain                                                  484,447

=========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $2,933,915
                                                                               ==========

See accompanying Notes to Financial Statements.


                  20   Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                   Year Ended July 31,
                                                                   1998           1997
=========================================================================================
OPERATIONS
Net investment income                                           $2,449,468     $1,425,703
-----------------------------------------------------------------------------------------
Net realized gain (loss)                                          (137,748)       150,628
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation              622,195      1,262,319
                                                                ----------     ----------
Net increase in net assets resulting from operations             2,933,915      2,838,650

=========================================================================================
DIVIDENDS  AND  DISTRIBUTIONS  TO  SHAREHOLDERS  Dividends  from net  investment income:
Class A                                                         (1,254,458)      (767,546)
Class B                                                         (1,090,385)      (624,119)
Class C                                                           (152,621)       (34,038)
-----------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                            (80,412)       (22,656)
Class B                                                            (80,657)       (21,623)
Class C                                                             (9,067)          (684)

=========================================================================================
BENEFICIAL  INTEREST  TRANSACTIONS  Net  increase in net assets  resulting  from beneficial interest transactions--Note 2:
Class A                                                         13,845,886      7,082,671
Class B                                                         14,274,224      8,269,186
Class C                                                          4,363,695      1,889,520

=========================================================================================
NET ASSETS
Total increase                                                  32,750,120     18,609,361
-----------------------------------------------------------------------------------------
Beginning of period                                             39,835,717     21,226,356
                                                               -----------    -----------
End of period (including overdistributed net investment
income of $86,224 and $33,116,respectively)                    $72,585,837    $39,835,717
                                                               ===========    ===========

See accompanying Notes to Financial Statements.


                  21   Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                CLASS A
                                                -------------------------------------------------------------
                                                                                           Year Ended
                                                Year Ended July 31,                        December 31,
                                                1998           1997       1996/(2)/     1995          1994/(3)/
=============================================================================================================
PER SHARE OPERATING DATA
Net asset value,beginning of period             $11.54         $11.10     $11.26        $10.41         $11.43
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .58            .62        .36           .61            .49
Net realized and unrealized gain (loss)            .09            .45       (.16)          .86          (1.02)
                                                ------         ------     ------        ------         ------
Total income (loss) from
investment operations                              .67           1.07        .20          1.47           (.53)
-------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income              (.59)          (.61)      (.36)         (.61)          (.49)
Distributions from net realized gain              (.04)          (.02)        --          (.01)            --
                                                ------         ------     ------        ------         ------
Total dividends and distributions
to shareholders                                   (.63)          (.63)      (.36)         (.62)          (.49)
-------------------------------------------------------------------------------------------------------------
Net asset value,end of period                   $11.58         $11.54     $11.10        $11.26         $10.41
                                                ======         ======     ======        ======         ======

=============================================================================================================
TOTAL RETURN, AT NET ASSET VALUE/(4)/             5.96%          9.99%      1.80%        14.42%         (4.63)%

=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets,end of period
(in thousands)                                 $33,060        $19,109    $11,354        $8,806         $3,877
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $24,909        $14,072    $10,036        $6,504         $2,506
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             4.94%          5.45%      5.49%/(6)/    5.51%          5.57%/(6)/
Expenses,before reimbursement
and voluntary assumption
by the Manager or Distributor/(7)/                1.14%          1.08%      1.64%/(6)/    1.75%          1.46%/(6)/
Expenses,net of reimbursement
and voluntary assumption
by the Manager or Distributor                     0.38%          0.88%      0.97%/(6)/    0.80%          0.31%/(6)/
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(8)/                     45.9%          11.9%       33.1%          7.4%         17.3%

1. For the period from August 29, 1995 (inception of offering) to December 31, 1995. 2. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 3. For the period from March 1, 1994 (commencement of operations) to December 31, 1994. 4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Ratios during this period would not be indicative of future results.


                  22   Oppenheimer New Jersey Municipal Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                Class B
                                                ----------------------------------------------------------
                                                                              Year Ended
                                                Year Ended July 31,           December 31,
                                                1998           1997       1996/(2)/     1995       1994/(3)/
==========================================================================================================
PER SHARE OPERATING DATA
Net asset value,beginning of period             $11.53         $11.09     $11.25        $10.40      $11.43
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .50            .53        .31           .53         .41
Net realized and unrealized gain (loss)            .09            .46       (.16)          .86       (1.02)
                                                ------         ------     ------        ------      ------
Total income (loss) from
investment operations                              .59            .99        .15          1.39        (.61)
----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income              (.50)          (.53)      (.31)         (.53)       (.42)
Distributions from net realized gain              (.04)          (.02)        --          (.01)         --
                                                ------         ------     ------        ------      ------
Total dividends and distributions
to shareholders                                   (.54)          (.55)      (.31)         (.54)       (.42)
----------------------------------------------------------------------------------------------------------
Net asset value,end of period                   $11.58         $11.53     $11.09        $11.25      $10.40
                                                ======         ======     ======        ======      ======

==========================================================================================================
TOTAL RETURN, AT NET ASSET VALUE/(4)/             5.25%          9.18%      1.34%        13.59%      (5.39)%

==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets,end of period
(in thousands)                                 $33,062        $18,647     $9,740        $5,222      $2,986
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $25,556        $13,278     $7,774        $4,080      $1,841
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             4.17%          4.70%      4.70%         4.79%       4.76%/(6)/
Expenses,before reimbursement
and voluntary assumption
by the Manager or Distributor/(7)/                1.89%          1.83%      2.40%         2.49%       2.29%/(6)/
Expenses,net of reimbursement
and voluntary assumption
by the Manager or Distributor                     1.14%          1.62%      1.74%         1.53%       1.14%/(6)/
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(8)/                      45.9%          11.9%      33.1%          7.4%       17.3%

                                                Class C
                                                ----------------------------------------------
                                                                                        Period
                                                                                        Ended
                                                Year Ended July 31,                     Dec. 31,
                                                1998           1997       1996/(2)/     1995/(1)/
==============================================================================================
PER SHARE OPERATING DATA
Net asset value,beginning of period             $11.53         $11.09     $11.25        $11.01
----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .50            .53        .30           .19
Net realized and unrealized gain (loss)            .09            .45       (.16)          .25
                                                 -----          -----     ------         -----

Total income (loss) from
investment operations                              .59            .98        .14           .44
----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income              (.50)          (.52)      (.30)         (.19)
Distributions from net realized gain              (.04)          (.02)        --          (.01)
                                                 -----           -----      -----         -----
Total dividends and distributions
to shareholders                                   (.54)          (.54)      (.30)         (.20)
----------------------------------------------------------------------------------------------
Net asset value,end of period                   $11.58         $11.53     $11.09        $11.25


==============================================================================================
TOTAL RETURN, AT NET ASSET VALUE/(4)/             5.24%          9.11%      1.29%         4.07%

==============================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets,end of period
(in thousands)                                  $6,463         $2,080       $132           $50
----------------------------------------------------------------------------------------------
Average net assets (in thousands)               $3,631          $ 747        $74            $3
----------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             4.20%          4.56%      4.66%           --/(5)/
Expenses,before reimbursement
and voluntary assumption
by the Manager or Distributor/(7)/                1.92%          1.79%      2.48%           --/(5)/
Expenses,net of reimbursement
and voluntary assumption
by the Manager or Distributor                     1.12%          1.60%      1.81%           --/(5)/
----------------------------------------------------------------------------------------------
Portfolio turnover rate/(8)/                      45.9%          11.9%      33.1%          7.4%

6.  Annualized.
7. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended July 31, 1998 were $56,334,902 and $24,642,180, respectively.

See accompanying Notes to Financial Statements.


                  23   Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies

Oppenheimer New Jersey Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current income exempt from Federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and
Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the
Fund.
--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                   24  Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At July 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $54,000 which expires in 2006.
--------------------------------------------------------------------------------
Trustees' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 1998, a provision of $30,874 was made for the Fund's projected benefit obligations, and payments of $267 were made to retired trustees, resulting in an accumulated liability of $56,289 at July 31, 1998.

        The Board of Trustees had adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.
--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.



                   25 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies (continued)

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 1998, amounts have been reclassified to reflect an increase in overdistributed net investment income of $5,112, accumulated net realized loss on investments was decreased by $134,387 and paid-in capital was decreased by $129,275.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Original issue discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. As of November 4, 1997, in order to conform book and tax bases, the Fund began amortization of premiums on securities for book purposes. Such cumulative change was limited to a reclassification adjustment and had no impact on net assets or total increase (decrease) in net assets. Accordingly, during the year ended July 31, 1998, amounts have been reclassified to reflect an increase in net unrealized appreciation of investments of $141,906. Paid-in capital was decreased for the same amount. For bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The Fund concentrates its investments in New Jersey and, therefore, may have more credit risks related to the economic conditions of New Jersey than a portfolio with a broader geographical diversification.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  26    Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:



                                Year Ended July 31, 1998           Year Ended July 31, 1997
                                --------------------------         ---------------------------
                                Shares         Amount              Shares        Amount
----------------------------------------------------------------------------------------------
Class A:
Sold                           1,479,153      $17,088,412         837,412       $9,364,872
Dividends and distributions
reinvested                         73,193          843,838          46,887          524,696
Redeemed                         (354,111)      (4,086,364)       (251,097)      (2,806,897)
                                ---------      -----------        --------       ----------
Net increase                    1,198,235      $13,845,886         633,202       $7,082,671
                                =========      ===========        ========       ==========

----------------------------------------------------------------------------------------------
Class B:
Sold                            1,418,500      $16,352,105         837,497       $9,367,955
Dividends and distributions
reinvested                         63,541          732,272          36,119          404,040
Redeemed                         (243,070)      (2,810,153)       (134,448)      (1,502,809)
                                ---------      -----------        --------       ----------
Net increase                    1,238,971      $14,274,224         739,168       $8,269,186
                                =========      ===========        ========       ==========

----------------------------------------------------------------------------------------------
Class C:
Sold                              406,603       $4,695,990         185,940       $2,083,594
Dividends and distributions
reinvested                         11,359          131,054           2,216           24,849
Redeemed                          (40,110)        (463,349)        (19,626)        (218,923)
                                ---------      -----------        --------       ----------
Net increase                      377,852       $4,363,695         168,530       $1,889,520
                                =========      ===========        ========       ==========

----------------------------------------------------------------------------------------------

3. Unrealized Gains and Losses on Investments

At July 31, 1998, net unrealized appreciation on investments of $2,257,895 was composed of gross appreciation of $2,280,813, and gross depreciation of $22,918.


                  27   Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.  Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million and 0.35% of average annual net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume Fund expenses to the level needed to maintain a stable dividend.

        For the year ended July 31, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $243,921, of which $40,569 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $628,171 and $41,491, respectively, of which $11,069 was paid to an affiliated broker/dealer for Class B. During the year ended July 31, 1998, OFDI received contingent deferred sales charges of $62,778 and $1,716, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

        OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

        Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

        The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% (voluntarily reduced to 0.15% by the Fund's Board) of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintaining accounts of their customers that hold Class A shares. During the year ended July 31, 1998, OFDI paid $1,272 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                  28   Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The Fund has adopted a Distribution and Service Plan for Class B shares to reimburse OFDI for its costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year for its services rendered in distributing Class B shares. OFDI also receives a service fee of 0.25% (voluntarily reduced to 0.15% by the Fund's Board) per year to reimburse dealers for providing personal services for accounts that hold Class B shares. Each fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the year ended July 31, 1998, OFDI retained $210,296 as reimbursement for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of July 31, 1998, OFDI had incurred excess distribution and servicing costs of $1,204,660 for Class B.

        The Fund has adopted a compensation type Distribution and Service Plan for Class C shares to compensate OFDI for its costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares. OFDI also receives a service fee of 0.25% (voluntarily reduced to 0.15% by the Fund's Board) per year to compensate dealers for providing personal services for accounts that hold Class C shares. Each fee is computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the year ended July 31, 1998, OFDI retained $28,835 as compensation for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of July 31, 1998, OFDI had incurred excess distribution and servicing costs of $76,968 for Class C.

--------------------------------------------------------------------------------
5. Futures Contracts

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

        The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient than actually buying fixed income securities.


                   29   Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
5. Futures Contracts (continued)

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

     Risk of entering into futures contracts (and related options) includes the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

At July 31, 1998, the Fund had outstanding futures contracts as follows:

                                                                                        Unrealized
                                Expiration       Number of        Valuation as of       Appreciation
                                Date             Contracts        July 31, 1998         (Depreciation)
------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
Municipal Bond Future           9/98             20               $2,480,000              $(11,406)
                                                                                          --------
Contracts to Sell
-----------------
U.S. Treasury Bonds, 20 yr.     9/98             40                4,903,750                 1,250
                                                                                          --------
                                                                                          $(10,156)
                                                                                          ========

--------------------------------------------------------------------------------

6. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.


                  30   Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended July 31, 1998 was as follows:

                                           Call Options
                                           -------------------------
                                           Number of       Amount of
                                           Options         Premiums
--------------------------------------------------------------------
Options outstanding at July 31, 1997        --             $     --
Options written                             20               19,255
Options closed or expired                  (20)             (19,255)
                                           ---             ---------
Options outstanding at July 31, 1998        --             $      --
                                           ===             =========

--------------------------------------------------------------------
7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

    The Fund had no borrowings outstanding during the year ended July 31, 1998.


                   31   Oppenheimer New Jersey  Municipal Fund

                                     A-1
Appendix A

-------------------------------------------------------------------------------
               Descriptions of Municipal Bond Ratings Categories
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         Of Principal Rating Agencies
-------------------------------------------------------------------------------

Municipal Bonds

Moody's Investor Services, Inc. The ratings of Moody's Investors Service, Inc. ("Moody's") for municipal bonds are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated Aa1, A1, Baa1, Ba1 and B1 respectively.

|_| Aaa. Municipal bonds rated "Aaa" are judged to be of the "best quality." |_| Aa. The rating "Aa" is assigned to bonds which are judged of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than "Aaa" rated municipal bonds. "Aaa" and "Aa" rated bonds are generally known as "high grade bonds." |_| A. Municipal bonds rated "A" by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment at some time in the future. |_| Baa. Municipal bonds rated "Baa" are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and have speculative characteristics as well. |_| Ba. Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. |_| B. Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. |_| Caa. Bonds rated "Caa" are in poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. |_| Ca. Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. |_| C. Bonds rated "C" are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Municipal bonds rated by Moody's that have a demand feature that provides the holder with the ability to periodically tender ("put") the portion of the debt covered by the demand feature, may also have a short-term rating assigned to such demand feature. The short-term rating uses the symbol "VMIG" to distinguish characteristics that include payment upon periodic demand rather than fund or scheduled maturity dates and potential reliance upon external liquidity, as well as other factors. The highest investment quality is designated by the VMIG 1 rating and the lowest by VMIG 4.

Standard & Poor's Corporation. Bonds rated in the top four categories (AAA, AA, A, BBB) are commonly referred to as "investment grade." The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Ratings of BB, B, CCC and CC are regarded as having significant speculative characteristics.

|_| AAA. Obligors of municipal bonds rated AAA have "extremely strong capacity" to meet financial commitments. |_| AA. The rating AA is given to obligors with "very strong capacity" to meet financial commitments. |_| A. The rating A is given to obligors with a "strong capacity" to meet financial commitments but is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligors in higher categories. |_| BBB. The BBB rating is given to an obligor that has "adequate capacity" to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. |_| BB. Obligors rated BB are less vulnerable in the near-term than other lower-rated obligations to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which would lead to inadequate capacity to meet financial commitments. |_| B. Obligors rated B have a greater vulnerability than obligors rated BB, but currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments. |_| CCC. Obligors rated CCC are currently vulnerable and are dependent upon favorable business, financial, and economic conditions to meet financial commitments. |_| CC. Obligors rated CC are currently highly vulnerable. |_| C. Bonds rated C typically are debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. |_| D. Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during the grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized. Fitch. The ratings of Fitch IBCA, Inc. for municipal bonds are AAA, AA, A, BBB, BB, B, CCC, CC, C, DDD, DD, and D. Bonds rated AAA, AA, A and BBB are considered to be of investment grade quality. Bonds rated below BBB are considered to be of speculative quality. |_| AAA. Municipal Bonds rated AAA are judged to be of the "highest credit quality." |_| AA. The rating of AA is assigned to bonds of "very high credit quality." |_| A. Municipal bonds rated A are considered to be of "high credit quality." |_| BBB. The rating BBB is assigned to bonds of "satisfactory credit quality." A and BBB rated bonds are more vulnerable to adverse changes in economic conditions than bonds with higher ratings. |_| BB. The rating BB is assigned to bonds considered to be "speculative." |_| B. The rating B is assigned to bonds considered to be "highly speculative." |_| CCC. Bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. |_| CC. Bonds rated CC are considered minimally protected. Default in payment of interest and/or principal seems probable over time. |_| C. Bonds rated C are in imminent default in payment of interest or principal. |_| DDD and below. Bonds rated DDD, DD and D are in default on interest and/or principal payments. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Duff & Phelps. The ratings of Duff & Phelps are as follows:
|_| AAA. These are judged to be the "highest credit quality". The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
|_| AA+, AA & AA-. High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. |_| A+, A & A-. Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress. |_| BBB+, BBB & BBB-. These have below average protection factors but are still considered sufficient for prudent investment. They have considerable variability in risk during economic cycles. |_| BB+, BB & BB-. These are below investment grade but are deemed to be able to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category. |_| B+, B & B-. These are below investment grade and possess risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade. |_| CCC. Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic industry conditions, and/or with unfavorable company developments. |_| DD. These are defaulted debt obligations. The issuer failed to meet scheduled principal and/or interest payments.

Municipal Notes

Moody's. Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). Notes bearing the designation MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for financing. Notes bearing the designation "MIG-2" are of high quality with ample margins of protection, although not as large as notes rated "MIG-1." Such short-term notes that have demand features may also carry a rating using the symbol VMIG as described above, with the designation MIG-1/VMIG 1 denoting best quality, with superior liquidity support in addition to those characteristics attributable to the designation MIG-1.

Standard & Poor's. S&P's ratings for municipal notes due in three years or less are SP-1, SP-2, and SP-3. SP-1 describes issues with a very strong capacity to pay principal and interest and compares with bonds rated A by S&P. If modified by a plus sign, it compares with bonds rated AA or AAA by S&P. SP-2 describes issues with a satisfactory capacity to pay principal and interest, and compares with bonds rated BBB by S&P. SP-3 describes issues that have a speculative capacity to pay principal and interest.

Fitch. Fitch's rating for municipal notes due in three years or less are F-1+, F-1, F-2, F-3, F-S and D. F-1+ describes notes with an exceptionally strong credit quality and the strongest degree of assurance for timely payment. F-1 describes notes with a very strong credit quality and assurance of timely payment is only slightly less in degree than issues rated F-1+. F-2 describes notes with a good credit quality and a satisfactory assurance of timely payment, but the margin of safety is not as great for issues assigned F-1+ or F-1 ratings. F-3 describes notes with a fair credit quality and an adequate assurance of timely payment, but near-term adverse changes could cause such securities to be rated below investment grade. F-S describes notes with weak credit quality. Issues rated D are in actual or imminent payment default.

Corporate Debt

      The other debt securities included in the definition of temporary defensive investments the Fund may hold are corporate (as opposed to municipal) debt obligations. The Moody's, S&P and Fitch corporate debt ratings do not differ materially from those set forth above for municipal bonds.
Commercial Paper

Moody's. The ratings of commercial paper by Moody's are Prime-1, Prime-2, Prime-3 and Not Prime. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. The ratings of commercial paper by S&P are A-1, A-2, A-3, B, C, and D. A-1 indicates that the degree of safety regarding timely payment is strong. A-2 indicates capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. A-3 indicates an adequate capacity for timely payments. These issues are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B indicates only speculative capacity for timely payment. C indicates a doubtful capacity for payment. D is assigned to issues in default.

Fitch. The ratings of commercial paper by Fitch are similar to its ratings of Municipal Notes, above.

                                     B-15
Appendix B

-------------------------------------------------------------------------------
                    Municipal Bond Industry Classifications
-------------------------------------------------------------------------------

         Electric
         Resource Recovery
         Gas
         Water
         Higher Education
         Sewer
         Education
         Telephone
                 Lease Rental
         Adult Living Facilities
         Hospital
Non Profit Organization
         General Obligation
         Highways
         Special Assessment
         Marine/Aviation Facilities
         Sales Tax
                 Multi Family Housing
         Manufacturing, Non Durables
         Single Family Housing
         Manufacturing, Durables
         Pollution Control

           Appendix C

-------------------------------------------------------------------------------
        OppenheimerFunds Special Sales Charge Arrangements and Waivers
-------------------------------------------------------------------------------

      In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived. That is because of the economies of sales efforts realized by the Distributor or the dealers or other financial institutions offering those shares to certain classes of investors or in certain transactions.

      Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds that were merged into or became Oppenheimer funds.

      For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
        Code,
(2) non-qualified deferred compensation plans, (3) employee benefit plans1 (4) Group Retirement Plans2 (5) 403(b)(7) custodial plan accounts (6) SEP-IRAs, SARSEPs or SIMPLE plans

      The interpretation of these provisions as to the applicability of a waiver in a particular case is determined solely by the Distributor or the Transfer Agent of the fund. These waivers and special arrangements may be amended or terminated at any time by the applicable Fund and/or the Distributor. Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
--------------
1. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
2. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.

-------------------------------------------------------------------------------
Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on these purchases the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge": |_| Purchases of Class A shares aggregating $1 million or more. |_| Purchases by a Retirement Plan that: (1) buys shares costing $500,000 or more, or (2) has, at the time of purchase, 100 or more eligible participants or total plan assets of $500,000 or more, or
(3) certifies to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases  by  an   OppenheimerFunds-sponsored   Rollover   IRA,  if  the
        purchases are made:
(1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_| Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)   The record  keeping is performed by Merrill  Lynch Pierce Fenner & Smith,
           Inc.   ("Merrill   Lynch")  on  a  daily  valuation  basis  for  the
           Retirement   Plan.   On  the  date  the  plan   sponsor   signs  the
           record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds,
           other  than  those   advised  or  managed  by  Merrill  Lynch  Asset
           Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2)   The  record  keeping  for the  Retirement  Plan is  performed  on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

-------------------------------------------------------------------------------
Waivers of Class A Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------

Waivers  of  Initial  and   Contingent   Deferred  Sales  Charges  for  Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):
      |_|  The Manager or its affiliates.
      |_| Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
      |_| Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      |_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
      |_| Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
      |_| Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
      |_| Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
      |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      |_| Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
      |_| Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
      |_| Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
      |_| A unit investment trust that has entered into an appropriate agreement with the Distributor.
      ? Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      ? Retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      ? A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
      ? A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

Waivers  of  Initial  and   Contingent   Deferred   Sales  Charges  in  Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases):
      |_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
      |_| Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      |_| Shares purchased and paid for with the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
      |_| Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
      ? Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

Waivers  of  the  Class  A  Contingent   Deferred   Sales  Charge  for  Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value.
      |_| Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," in the Prospectus).
      ? For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)   Following  the death or  disability  (as defined in the Internal  Revenue
           Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.
(3) To return contributions made due to a mistake of fact. (4) Hardship withdrawals, as defined in the plan. (5) Under a Qualified Domestic Relations Order, as defined in the Internal
           Revenue Code.
(6)        To meet the minimum distribution requirements of the Internal Revenue
           Code.
(7)        To establish  "substantially equal periodic payments" as described in
           Section 72(t) of the Internal Revenue Code.
(8) For retirement distributions or loans to participants or beneficiaries. (9) Separation from service.
        (10)Participant-directed redemptions to purchase shares of a mutual fund other than a fund managed by the Manager or a subsidiary. The fund must be one that is offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor. (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
      ? For distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
      ? For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


-------------------------------------------------------------------------------
Waivers of Class B and Class C Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------

      The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

Waivers for Redemptions in Certain Cases.

The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:
      ? Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies,"
in the applicable Prospectus.
      ? Distributions to participants or beneficiaries from Retirement Plans, if the distributions are made:
(a)   under an  Automatic  Withdrawal  Plan after the  participant  reaches age
           59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or
(b)        following the death or disability (as defined in the Internal Revenue
           Code) of the participant or beneficiary (the death or disability must have occurred after the account was established).
      ? Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
      ? Returns of excess contributions to Retirement Plans.
      ? Distributions from Retirement Plans to make "substantially equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request.
      ? Distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans:
(1)   for hardship withdrawals;
(2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code;
(3) to meet minimum distribution requirements as defined in the Internal Revenue Code;
(4)        to make  "substantially  equal  periodic  payments"  as  described in
           Section 72(t) of the Internal Revenue Code;
(5) for separation from service; or (6) for loans to participants or beneficiaries.
      ? Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
      ? Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
      ? Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

Waivers for Shares Sold or Issued in Certain Transactions.

      The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      |_| Shares sold to the Manager or its affiliates.
      |_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
            |_| Shares issued in plans of reorganization to which the Fund is a party.

-------------------------------------------------------------------------------
Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of the Former Quest for Value Funds
-------------------------------------------------------------------------------

      The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

      Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Balanced Value Fund, Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Small Cap Value Fund and Oppenheimer Quest Global Value Fund, Inc.

      These arrangements also apply to shareholders of the following funds when they merged into various Oppenheimer funds on November 24, 1995:

      Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
        |_| acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds or
        |_| purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

Reductions or Waivers of Class A Sales Charges.

      |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

----------------------------------------------------------------------
Number of                           Initial Sales
Eligible         Initial Sales      Charge as a %    Commission as %
Employees or     Charge as a % of   of Net Amount    of Offering
Members          Offering Price     Invested         Price
----------------------------------------------------------------------
----------------------------------------------------------------------

9 or Fewer             2.50%             2.56%            2.00%
----------------------------------------------------------------------
----------------------------------------------------------------------

At  least 10 but
not more than 49       2.00%             2.04%            1.60%
----------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

      |_| Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

      |_| Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

Class A, Class B and Class C Contingent Deferred Sales Charge Waivers

      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
      ? withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and
      ? liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
      ? redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
      ? withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and
      ? liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

-------------------------------------------------------------------------------
Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.
-------------------------------------------------------------------------------

      The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the Prospectus or this Appendix for Oppenheimer U. S. Government Trust, Oppenheimer Bond Fund, Oppenheimer
Disciplined Value Fund and Oppenheimer Disciplined Allocation Fund (each is included in the reference to "Fund" below) are modified as described below for those shareholders who were shareholders of Connecticut Mutual Liquid Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Income Account, Connecticut Mutual Growth Account, Connecticut Mutual Total Return Account, CMIA LifeSpan Capital Appreciation Account, CMIA LifeSpan Balanced Account and CMIA Diversified Income Account (the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds.

Prior Class A CDSC and Class A Sales Charge Waivers

      ? Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former
        Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      ? Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares: (1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

Class A and Class B Contingent Deferred Sales Charge Waivers

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996: (1) by the estate of a deceased shareholder;
(2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

-------------------------------------------------------------------------------
Special Reduced Sales Charge for Former Shareholders of Advance America
Funds, Inc.
-------------------------------------------------------------------------------

      Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

-------------------------------------------------------------------------------
Oppenheimer New Jersey Municipal Fund
-------------------------------------------------------------------------------

Internet Web Site:
         www.oppenheimerfunds.com

Investment Adviser
    OppenheimerFunds, Inc.
    Two World Trade Center
    New York, New York 10048-0203

Distributor
    OppenheimerFunds Distributor, Inc.
    Two World Trade Center
    New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
    OppenheimerFunds Services
    P.O. Box 5270
    Denver, Colorado 80217
    1-800-525-7048

Custodian of Portfolio Securities
    Citibank, N.A.
    399 Park Avenue
    New York, New York 10043

Independent Auditors
    KPMG Peat Marwick LLP
    707 Seventeenth Street
    Denver, Colorado 80202

Legal Counsel
    Gordon Altman Butowsky Weitzen Shalov & Wein
    114 West 47th Street
    New York, New York 10036


    67890


PX395.1198

-------------------------------------------------------------------------------
    Oppenheimer Florida Municipal Fund
-------------------------------------------------------------------------------

Prospectus Dated November 27, 1998

      Oppenheimer Florida Municipal Fund is a mutual fund. It seeks current income exempt from federal income taxes by investing in municipal securities, while attempting to preserve capital. It also offers investors the opportunity to own fund shares exempt from Florida intangible personal property taxes.

      This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.




















                                    [OppenheimerFunds logo]


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

28






Contents
           About The Fund
-------------------------------------------------------------------------------

           The Fund's Objective and Investment Strategies

           Main Risks of Investing in the Fund

           The Fund's Past Performance

           Fees and Expenses of the Fund

           About the Fund's Investments

           How the Fund is Managed


           About Your Account
-------------------------------------------------------------------------------

           How to Buy Shares
           Class A Shares
           Class B Shares
           Class C Shares

           Special Investor Services
           AccountLink
           PhoneLink
           OppenheimerFunds Web Site

           How to Sell Shares
           By Mail
           By Telephone
           By Checkwriting

           How to Exchange Shares

           Shareholder Account Rules and Policies

           Dividends and Tax Information

           Financial Highlights

-------------------------------------------------------------------------------
About the Fund
-------------------------------------------------------------------------------

The Fund's Objective and Investment Strategiesx

-------------------------------------------------------------------------------
What Is the Fund's Investment Objective? The Fund's investment objective is to seek as high a level of current interest income exempt from federal income taxes for individual investors as is available from municipal securities, consistent with preservation of capital. The Fund also seeks to offer investors the opportunity to own fund shares exempt from Florida intangible personal property taxes
-------------------------------------------------------------------------------

What Does the Fund Invest In? The Fund invests mainly in Florida municipal securities that pay interest exempt from federal individual income taxes. The Fund invests in Florida municipal securities (and certain other permitted securities), so that its shares will be exempt from the Florida tax on intangible personal property. These primarily include municipal bonds (which are long-term obligations), municipal notes (short-term obligations), interests in municipal leases, and tax-exempt commercial paper. Most of the securities the Fund buys must be "investment grade" (the four highest rating categories of national rating organizations, such as Moody's), although the Fund can hold lower-grade securities as well.

      The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, it currently focuses on longer-term securities to seek higher yields. The Fund may also use hedging instruments and certain derivative investments to a limited extent to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

      |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Manager currently looks primarily throughout Florida for municipal securities using a variety of factors which may change over time and may vary in particular cases:
           |_|  Securities that provide high income
           |_| The goal of spreading risk among a wide range of securities of different issuers within the state, including different agencies and municipalities |_| Issues with favorable credit characteristics |_| Special situations among issuers that provide opportunities for value

Who Is the Fund Designed For? The Fund is designed for investors who are seeking income exempt from federal income taxes and Florida intangible personal property taxes. It does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors who want to pursue capital growth.

Main Risks of Investing in the Fund

      All investments carry risks to some degree. For bond funds one risk is that the market prices of the fund's investments will fluctuate when general interest rates change (this is known as "interest rate risk"). Another risk is that the issuer of the bond will experience financial difficulties and may default on its obligation to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks and the special risks of certain types of investments that the Fund may hold are described below.

      These risks collectively form the risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

      The Fund's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by selecting a wide variety of municipal investments, by carefully researching securities before they are purchased and in some cases by using hedging techniques. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in interest rates and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

How Risky Is the Fund Overall? The value of the Fund's investments in municipal securities will change over time due to a number of factors. They include changes in general bond market movements, the change in value of particular bonds because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall. The Fund focuses its investments in Florida municipal securities and is non-diversified. It will therefore be vulnerable to the effects of economic changes that affect Florida governmental issuers. These changes can affect the value of the Fund's investments and its price per share. The Fund may invest in derivative investments. These have additional risks and can cause fluctuations in the Fund's share prices. In the OppenheimerFunds spectrum, the Fund is more conservative than some types of taxable bond funds, such as high yield bond funds, but more aggressive than money market funds.

      An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

      |X| Credit Risk. Municipal securities are subject to credit risk. Credit risk relates to the ability of the issuer of a municipal security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that bond and of the Fund's shares may be reduced. Because the Fund can invest as much as 25% of its assets in municipal securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment grade bonds.

      |X| Interest Rate Risks. In addition to credit risks, municipal securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding municipal securities generally rise, and the bonds may sell for more than their face amount. When interest rates rise, the values of outstanding municipal securities generally decline, and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities. The Fund currently focuses on longer term securities to seek higher income. When the average maturity of the Fund's portfolio is longer, its share price may fluctuate more when interest rates change.

      |X| Risks of Non-Diversification -- Investments in Florida Municipal Securities. The Fund is "non-diversified." That means that compared to funds that are diversified, it can invest a greater portion of its assets in the securities of one issuer, such as bonds issued by the State of Florida. Having a higher percentage of its assets invested in the securities of fewer issuers, particularly government issuers of a single state, could result in greater fluctuations of the Fund's share prices due to economic, regulatory or political problems in Florida.


      |X| There are Special Risks in Using Derivative Investments. The Fund may use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, "inverse floaters" and variable rate obligations are examples of derivatives.

      If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund will get less income than expected or its share price could decline. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the calendar years since the Fund's inception (10/1/93) and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

[See Appendix for Bar Chart Data]

For the period from 1/1/98 through 9/30/98, the cumulative return (not annualized) for Class A shares was 5.54%. Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 7.65%% (1Q'95) and the lowest return for a calendar quarter was -6.62% (1Q'94).

-----------------------------------------------------
Average Annual
Total Returns for
the periods          Past 1 Year     Life of Class
ending December
31, 1997
-------------------                 -----------------
-----------------------------------------------------
Oppenheimer
Florida                 3.94%            4.91%*
Municipal  Fund
(Class A Shares)
-----------------------------------------------------
-------------------                 -----------------
Oppenheimer
Florida Municipal       3.20%            4.93%*
Fund (Class B
Shares)
-----------------------------------------------------
-----------------------------------------------------
Oppenheimer
Florida Municipal       7.18%            7.40%*
Fund (Class C
Shares)
-----------------------------------------------------
-----------------------------------------------------
Lehman Brothers         9.19%            6.13%*
Municipal Bond
Index
-----------------------------------------------------

* Inception  dates of classes:  Class A: 10/1/93;  Class B:  10/1/93;  Class C:
8/29/95. The index performance is shown from 9/30/93.

The Fund's average annual total returns in the table include the applicable sales charge: for Class A, the current maximum initial sales charge of 4.75%; for Class B, the applicable contingent deferred sales charges of 5% (1-year) and 2% (life of class); for Class C, the 1% contingent deferred sales charge for the 1-year period.


The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in municipal securities, the Fund's performance is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is a measure of the performance of the general municipal bond market. However, it must be remembered that the index includes municipal securities from many states while the Fund focuses on Florida municipal securities, and the index performance does not consider the effects of capital gains or transaction costs.

Fees and Expenses of the Fund

      The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during the fiscal year ended July 31, 1998.

Shareholder Fees (charges paid directly from your investment):

----------------------------------------------------------------------
                                Class A       Class B      Class C
                                Shares        Shares        Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
Maximum  Sales Charge (Load)     4.75%         None          None
on  purchases  (as  a  %  of
offering price)
----------------------------------------------------------------------
----------------------------------------------------------------------
Maximum    Deferred    Sales     None1          5%2          1%3
Charge  (Load)  (as % of the
lower   of   the    original
offering       price      or
redemption proceeds)
----------------------------------------------------------------------

1. A 1% contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy Shares" for details. 2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

----------------------------------------------------------------------
                                  Class A    Class B    Class C
                                  Shares     Shares     Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
Management Fees                   0.60%      0.60%      0.60%
----------------------------------------------------------------------
----------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees     0.14%      0.90% 0.90%
----------------------------------------------------------------------
----------------------------------------------------------------------
Other Expenses                    0.41%      0.41%      0.41%
----------------------------------------------------------------------
----------------------------------------------------------------------
Total Annual Operating Expenses   1.15%      1.91%      1.91%
----------------------------------------------------------------------

Numbers in the table are based on the Fund's expenses in the last fiscal year, ended 7/31/98. However, the management fees shown are the amounts that would have been paid by the Fund if the Manager had not voluntarily waived a portion of its fee. The actual management fees, after the Manager's waiver, were 0.54% for each class of shares. The Manager can withdraw that voluntary waiver at any time. Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays.

Examples. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


      The  examples  assume that you invest  $10,000 in a class of shares of the
Fund for the time periods indicated, and reinvest your dividends and distributions. The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

----------------------------------------------------------------------
If shares are redeemed:         1 year      3 years    5 years
10 years1
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A Shares        $568      $766        $   981    $1,597
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B Shares        $675      $842        $1,133     $1,644
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C Shares        $275      $542        $   933    $2,030
----------------------------------------------------------------------


----------------------------------------------------------------------
If   shares   are  not 1 year    3 years    5 years    10 years1
redeemed:
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A Shares         $568      $766       $981       $1,597
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B Shares         $175      $542       $933       $1,644
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C Shares         $175      $542       $933       $2,030
----------------------------------------------------------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.

1. Class B expense for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.


About the Fund's Investments

The Fund's Principal Investment Policies. The Fund's goal is to seek as high a level of current interest income that is exempt from federal income taxes for individual investors as is available from municipal securities, consistent with preservation of capital. Under normal market conditions, the Fund:

      |_|  attempts to invest 100% of its assets in municipal securities,

      |_| as a fundamental policy, invests at least 80% of its assets in municipal securities, and

      |_| invests at least 65% of its total assets in Florida municipal securities.

      The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      Because the Fund also seeks to offer investors the opportunity to own securities exempt from Florida intangible personal property taxes, the Fund will attempt to hold on the last business day of each calendar year only those investments that will not subject the Fund's shares to that tax.

      |X| What  Municipal  Securities  Does the Fund  Invest  In?  The Fund buys
municipal  bonds  and  notes,  tax-exempt  commercial  paper,   certificates  of
participation in municipal leases and other debt obligations.

      Florida municipal securities are debt obligations issued by the State of Florida and its political subdivisions (such as cities, towns, counties, agencies and authorities). Other municipal securities the Fund may buy include debt obligations issued by the District of Columbia or the governments of other states, as well as their political subdivisions, agencies and authorities. The Fund may also buy securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal individual income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

      The Fund can buy both long-term and short-term municipal securities. Long-term securities have a maturity of more than one year. The Fund generally focuses on longer-term securities, to seek higher income. The values of longer-term bonds are more affected by changes in interest rates than short-term bonds. Therefore, the longer the average maturity of the Fund's portfolio, the more its share prices generally will be affected by changes in interest rates.

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or public facilities. The Fund can invest in municipal securities that are "general obligations," secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

      The Fund can also buy "revenue obligations," payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of those revenue obligations are private activity bonds that pay interest that may be a tax preference item for investors subject to alternative minimum tax.

      |X| Ratings of Municipal Securities the Fund Buys. Most of the municipal securities the Fund buys are "investment grade" at the time of purchase. The Fund limits its investments in municipal securities that at the time of purchase are not "investment-grade" to not more than 25% of its total assets. "Investment grade" securities are those rated within the four highest rating categories of Moody's, Standard & Poor's, Fitch or Duff & Phelps or another nationally recognized rating organization, or (if unrated) judged by the Manager to be investment grade. Rating categories are described in the Statement of Additional Information. If the securities are not rated, the Manager will use its judgment to assign a rating category equivalent to that of a rating agency. A reduction in the rating of a security after its purchase by the Fund will not automatically require the Fund to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

      The Manager may rely to some extent on credit ratings by nationally recognized rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio. It may also use its own research and analysis. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

      |_| Special Credit Risks of Lower-Grade Securities. Lower-grade municipal securities may be subject to greater market fluctuations and greater risks of loss of income and principal than higher-rated municipal securities. Securities that are (or that have fallen) below investment grade entail a greater risk that the issuers of such securities may not meet their debt obligations. However, by limiting its investments in non-investment grade municipal securities to not more than 25% of its assets, the Fund may reduce the effect of some of these risks on its share price and income.

      |X| Municipal Lease Obligations. Municipal leases are used by state and local government authorities to obtain funds to acquire land, equipment or facilities. The Fund may invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.

      |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. An investment policy or technique is not fundamental unless this Prospectus or the Statement of Additional Information says that the particular policy is fundamental.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. These techniques involve certain risks or are designed to help reduce some of the risks.

      |X|  Floating  Rate/Variable  Rate  Obligations.  Some  of  the  municipal securities the Fund can purchase have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements.

      Certain types of variable rate bonds known as "inverse floaters" pay interest at rates that vary as the yields generally available on short-term tax-exempt bonds change. However, the yields on inverse floaters move in the opposite direction of yields on short-term bonds in response to market changes. As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security." Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund anticipates that it will invest not more than 10% of its total assets in inverse floaters.

      |X| Other Derivatives. The Fund may also invest in municipal derivative securities that pay interest that depends on an external pricing mechanism. Examples of securities having external pricing mechanisms are interest rate swaps, municipal bond indices or swap indices.

      |X| When-Issued and Delayed Delivery Transactions. The Fund may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. The Fund does not intend to make such purchases for speculative purposes. During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.

      |X| Puts and Stand-By Commitments. The Fund may acquire "stand-by commitments" or "puts" with respect to municipal securities. The Fund would have the right to sell specified securities at a set price on demand to the issuing broker-dealer or bank. However, this feature may result in a lower interest rate on the security. The Fund will acquire stand-by commitments or puts solely to enhance portfolio liquidity.

      |X| Illiquid Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets in illiquid securities (the Board may increase that limit to 15%). The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. The Fund cannot buy securities that have a restriction on their resale.

      |X| Hedging. The Fund may purchase and sell certain kinds of futures contracts, put and call options, and options on futures and broadly-based municipal bond indices, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund does not use hedging instruments to a substantial degree and is not required to use them in seeking its goal.

      The Fund may buy and sell options and futures for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It may do so to try to manage its exposure to changing interest rates. Some of these strategies hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase the Fund's exposure to the securities market.

      If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also to interest rate risks. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. The Fund may not enter into swaps with respect to more than 25% of its total assets.

Temporary Defensive Investments. The Fund may invest up to 100% of its total assets in temporary defensive investments from time to time. This may happen during periods of unusual market conditions. Generally, they would be short-term municipal securities but could be U.S. government securities or highly-rated corporate debt securities. The income from some of those temporary defensive investments may not be tax-exempt, and therefore when making those investments the Fund may not achieve its objective. The Fund may also hold these types of temporary investments pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

      The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative affect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.


How the Fund is Managed

The Manager. The Fund's investment adviser is the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment advisor since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $85 billion as of September 30, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

      |X| Portfolio Manager. The Portfolio manager of the Fund is Robert E. Patterson, a Senior Vice President of the Manager. Mr. Patterson is the person principally responsible for the day-to-day management of the Fund's portfolio, and has had this responsibility since October 7, 1993. Mr.
Patterson also serves as an officer and portfolio manager for other Oppenheimer funds.

      |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate which declines on additional assets as the Fund grows: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion. The Fund's management fee for its last fiscal year ended July 31, 1998, was 0.54% of average annual net assets for Class A, Class B and Class C shares (after the Manager's waiver of a portion of its fee).

About Your Account

How to Buy Shares

How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Fund's Distributor, directly through the Distributor, or automatically through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

     |X| Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

     |X| Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

     |X| Buying Shares by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1-800-525-7048 to notify the Distributor of the wire, and to receive further instructions.

     |X| Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the Automated Clearing House (ACH) transfer to buy the shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

     |X| Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

     |_| With Asset Builder Plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. Subsequent purchases of at least $25 can be made by telephone through AccountLink.

     |_| The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares Sold? Shares are sold at their offering price (the net asset value per share plus any initial sales charge that applies). The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Denver, Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

     |_| The net asset value of each class of shares is determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. (All references to time in this Prospectus mean "New York time").

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid securities and obligations for which market values cannot be readily obtained.

     |_| To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

     |_| If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------
What Classes of Shares Does the Fund Offer? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
      |X| Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can I Buy Class A Shares?" below.

      |X| Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and, if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares, as described in "How Can I Buy Class B Shares?" below.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
     |X| Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can I Buy Class C Shares?" below.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. You should review these factors with your financial advisor. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes.


     |X| How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C .

     |_| Investing for the Short Term. If you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

     However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

     And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

     |_| Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

     Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

     |X| Are There Differences in Account Features That Matter to You? Some account features (such as checkwriting) may not be available to Class B or Class C shareholders. Other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

     |X| How Does It Affect Payments to My Broker? A salesperson, such as a broker, may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers. The Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.

How Can I Buy Class A Shares? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to reallow the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:

----------------------------------------------------------------------
                      Front-End            Sales            Front-End
Sales      Commission As a
                      Charge        As       a       Charge        As
a            Percentage of
                      Percentage of      Percentage of Net   Offering
Amount of Purchase    Offering Price     Amount Invested  Price
----------------------------------------------------------------------

Less than $50,000       4.75%              4.98%      4.00%
----------------------------------------------------------------------

$50,000 or more but     4.50%              4.71%      4.00%
less than $100,000
----------------------------------------------------------------------
----------------------------------------------------------------------

$100,000 or more but    3.50%              3.63%      3.00%
less than $250,000
----------------------------------------------------------------------
----------------------------------------------------------------------

$250,000 or more but    2.50%              2.56%      2.25%
less than $500,000
----------------------------------------------------------------------
----------------------------------------------------------------------

$500,000 or more but    2.00%              2.04%      1.80%
less than $1 million
----------------------------------------------------------------------

      |X| Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record commissions in an amount equal to 1.0% of purchases of $1 million or more other than by retirement accounts. That commission will be paid only on purchases that were not previously subject to a front-end sales charge and dealer commission.

      If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (excluding shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original net asset value of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

      In determining whether a contingent deferred sales charge is payable when shares are redeemed, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains. Then the Fund will redeem other shares in the order in which you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" in the Statement of Additional Information.

      The Class A contingent deferred sales charge is not charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 18 calendar months of the end of the calendar month in which the exchanged shares were originally purchased, then the sales charge will apply.

How Can I Reduce Sales Charges for Class A Share Purchases? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information.

      |X| Waivers of Class A Sales Charges. The Class A initial and contingent deferred sales charges are not imposed in the circumstances described in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent when purchasing shares whether any of the special conditions apply.

How Can I Buy Class B Shares? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:
      |_| the amount of your account value represented by an increase in net asset value over the initial purchase price, |_| shares purchased by the reinvestment of dividends or capital gains distributions, or |_| shares redeemed in the special circumstances described in the Appendix in the Statement of Additional Information.



      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions,
(2)   shares held for over 6 years, and
(3) shares held the longest during the 6-year period.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

----------------------------------------------------------------------
Years Since Beginning of     Contingent Deferred Sales Charge
Month in which Purchase      On Redemptions in That Year
Order Was Accepted           (As % of Amount Subject to Charge)
----------------------------------------------------------------------
----------------------------------------------------------------------

0-1                          5.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

1-2                          4.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

2-3                          3.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

3-4                          3.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

4-5                          2.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

5-6                          1.0%
----------------------------------------------------------------------
----------------------------------------------------------------------

6 and following              None
----------------------------------------------------------------------

In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      |X| Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in the Statement of Additional Information.

How Can I Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.



      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:
      |_| the amount of your account value represented by the increase in net asset value over the initial purchase price
|_|   shares  purchased  by the  reinvestment  of  dividends  or capital  gains distributions, or
|_| shares redeemed in the special circumstances described in the Appendix to the Statement of Additional Information.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions,
(2)   shares held for over 12 months, and
(3) shares held the longest during the 12-month period.

Distribution and Service (12b-1) Plans.

      |X| Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

      |X| Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan.

      The asset-based sales charge and service fees increase Class B and Class C expenses by up to 0.90% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.15% service fees to dealers in advance for the first year after the shares were sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays sales commission of 3.85% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 0.90% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.



Special Investor Services

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
     |_| transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or |_| have the Transfer Agent send redemption proceeds or to transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1-800-533-3310.

      |_| Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

      |_| Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number.

      |_| Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

Can I Submit Transaction Requests by Fax? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.


OppenheimerFunds Internet Web Site. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1-800-533-3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1-800-525-7048.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

      You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by using the Fund's checkwriting privilege or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

      |X| Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
      |_| You wish to redeem $50,000 or more and receive a check |_| The redemption check is not payable to all shareholders listed on the account statement
      |_| The redemption check is not sent to the address of record on your account statement
      |_| Shares are being transferred to a Fund account with a different owner or name
      |_| Shares are being redeemed by someone (such as an Executor) other than the owners

      |X| Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.


How Do I Sell Shares by Mail? Write a "letter of instructions" that includes:
      |_| Your name
      |_| The Fund's name
      |_| Your Fund account number (from your account statement) |_| The dollar amount or number of shares to be redeemed |_| Any special payment instructions |_| Any share certificates for the shares you are selling |_| The signatures of all registered owners exactly as the account is registered, and
      |_| Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

-------------------------------------------------------------------------------
Use the following address for requests by mail:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
OppenheimerFunds Services
-------------------------------------------------------------------------------
P.O. Box 5270, Denver, Colorado 80217-5270

-------------------------------------------------------------------------------
Send courier or express mail requests to:
-------------------------------------------------------------------------------
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

How Do I Sell Shares by Telephone? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held under a share certificate by telephone.
      |_|  To   redeem   shares   through  a   service   representative,   call
1-800-852-8457
      |_|  To redeem shares automatically on PhoneLink, call 1-800-533-3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

      |X| Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

      |X| Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Checkwriting Against Your Account. To write checks against your Fund account, request that privilege on your account Application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1-800-525-7048 to request checkwriting for an account in this Fund with the same registration as the other account.
      |_| Checks can be written to the order of whomever you wish, but may not be cashed at the Fund's bank or Custodian.
      |_| Checkwriting privileges are not available for accounts holding Class B shares or Class C shares, or Class A shares that are subject to a contingent deferred sales charge.
      |_| Checks must be written for at least $100.
      |_| Checks cannot be paid if they are written for more than your account value. Remember: your shares fluctuate in value and you should not write a check close to the total account value.
      |_| You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
      |_| Don't use your checks if you changed your Fund account number,  until
      you receive new            checks.

Can I Sell Shares Through My Dealer? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
To exchange shares, you must meet several conditions:
      |_| Shares of the fund selected for exchange must be available for sale in your state of residence.
      |_| The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.
      |_| You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
      |_| You must meet the minimum purchase requirements for the fund you purchase by exchange.
      |_| Before exchanging into a fund, you should obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

How Do I Submit Exchange Requests? Exchanges may be requested in writing or by telephone:

      |X| Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the Back Cover.

      |X| Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457, or by using PhoneLink for automated exchanges by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

Are There Limitations on Exchanges? There are certain exchange policies you should be aware of:
      |_| Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange requests from a "market timer" might require the Fund to sell securities at a disadvantageous time and/or price.
      |_| Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
      |_| The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.
      |_| If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

      |X| The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

      |X| Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

      |X| The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

      |X| Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      |X| Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      |X| The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for Class A, Class B and Class C shares. The redemption value of your shares may be more or less than their original cost.

      |X| Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

      |X| The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

      |X| Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

      |X| Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with securities from the Fund's portfolio.

      |X| "Backup Withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

      |X| To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends and Tax Information

Dividends. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net tax-exempt income and/or net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

      The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Additionally, the amount of those dividends and the distributions paid on Class B and C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and distributions paid on Class A shares will generally be higher than for Class B and Class C shares, which normally have higher expenses than Class A. The Fund cannot guarantee that it will pay any dividends or distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

What Choices Do I Have for Receiving Distributions? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

      |X| Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

      |X| Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains distributions in the Fund while receiving dividends by check or having them sent to your bank account through AccountLink.

      |X| Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank through AccountLink.

      |X| Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.

Taxes. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for Federal income tax purposes. A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Fund earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      To the extent that the Fund's assets on the last business day of a calendar year include only assets that are exempt from the Florida intangible personal property tax, such as Florida tax-exempt securities and obligations of the U.S. government, its agencies, instrumentalities and territories, shares of the Fund owned by a Florida resident will be exempt from the Florida intangible personal property tax for the following year.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders, and may be taxable at different rates depending on how long the Fund holds the asset. It does not matter how long you have held your shares. Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

      |X| Remember There May be Taxes on Transactions. Even though the Fund seeks to distribute tax-exempt income to shareholders, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

      |X| Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to
shareholders.   If  that  occurs,   it  will  be   identified   in  notices  to
shareholders.

      This information is only a summary of certain federal and Florida tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS      CLASS A
                          ----------------------------------------------------------------
                          YEAR ENDED JULY 31,             YEAR ENDED DECEMBER 31,
                             1998     1997     1996(/2/)     1995     1994      1993(/3/)
------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value,
beginning of period        $11.47   $11.07   $11.40        $10.26   $11.79    $11.43
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income         .54      .64      .36           .63      .64       .14
Net realized and
unrealized gain (loss)        .19      .37     (.34)         1.14    (1.53)      .36
                           ------   ------   ------        ------  -------    ------
Total income (loss) from
investment operations         .73     1.01      .02          1.77     (.89)      .50
------------------------------------------------------------------------------------------
Dividends to
shareholders:
Dividends from net
investment income             .58     (.61)    (.35)         (.63)    (.64)     (.14)
------------------------------------------------------------------------------------------
Net asset value, end of
period                     $11.62   $11.47   $11.07        $11.40   $10.26    $11.79
                           ======   ======   ======        ======   ======    ======

------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE(/4/)             6.52%    9.39%    0.25%        17.60%   (7.66)%    4.39%

------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of
period (in thousands)     $35,074  $27,446  $19,366       $19,377  $11,992    $7,062
------------------------------------------------------------------------------------------
Average net assets (in
thousands)                $32,153  $24,333  $18,415       $14,508  $ 9,741    $2,471
------------------------------------------------------------------------------------------
Ratios to average net
assets:
Net investment income        4.61%    5.70%    5.50%(/5/)    5.71%    5.90%     5.08%(/5/)
Expenses, before
reimbursement and
voluntary assumption by
the Manager
or Distributor(/6/)          1.15%    1.02%    1.23%(/5/)    1.36%    1.25%     1.89%(/5/)
Expenses, net of
reimbursement and
voluntary assumption by
the Manager
or Distributor               0.96%    0.87%    1.09%(/5/)    0.53%    0.29%       --
------------------------------------------------------------------------------------------
Portfolio turnover
rate(/7/)                    35.3%    42.5%    21.2%         18.4%    30.4%       --

1. For the period from August 29, 1995 (inception of offering) to December 31, 1995. 2. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 3. For the period from October 1, 1993 (commencement of operations) to December 31, 1993. 4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized. 6. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted. 7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended July 31, 1998 were $30,270,075 and $17,352,208, respectively.

FINANCIAL HIGHLIGHTS      CLASS B
                          ----------------------------------------------------------
                          YEAR ENDED JULY 31,             YEAR ENDED DECEMBER 31,
                             1998     1997     1996(/2/)     1995     1994      1993(/3/)
------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value,
beginning of period        $11.49   $11.09   $11.42        $10.27   $11.81    $11.43
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income         .46      .55      .31           .55      .56       .12
Net realized and
unrealized gain (loss)        .18      .37     (.34)         1.15    (1.54)      .38
                           ------   ------   ------         -----   ------    ------
Total income (loss) from
investment operations         .64      .92     (.03)         1.70     (.98)      .50
------------------------------------------------------------------------------------------
Dividends to
shareholders:
Dividends from net
investment income            (.49)    (.52)    (.30)         (.55)    (.56)     (.12)
------------------------------------------------------------------------------------------
Net asset value, end of
period                     $11.64   $11.49   $11.09        $11.42   $10.27    $11.81
                           ======   ======   ======        ======   ======    ======

------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE(/4/)             5.71%    8.56%   (0.19)%       16.81%   (8.42)%    4.35%

------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of
period (in thousands)     $19,344  $15,348  $12,865       $12,658   $7,992    $4,874
------------------------------------------------------------------------------------------
Average net assets (in
thousands)                $17,024  $13,812  $12,843       $10,772   $6,987    $2,304
------------------------------------------------------------------------------------------
Ratios to average net
assets:
Net investment income        3.85%    4.93%    4.75%(/5/)    4.92%    5.13%     4.20%(/5/)
Expenses, before
reimbursement and
voluntary assumption by
the Manager
or Distributor(/6/)          1.91%    1.79%    1.97%(/5/)    2.11%    1.99%     2.20%(/5/)
Expenses, net of
reimbursement and
voluntary assumption by
the Manager
or Distributor               1.72%    1.64%    1.83%(/5/)    1.29%    1.03%     0.38%(/5/)
------------------------------------------------------------------------------------------
Portfolio turnover
rate(/7/)                    35.3%    42.5%    21.2%         18.4%    30.4%       --

1. For the period from August 29, 1995 (inception of offering) to December 31, 1995. 2. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 3. For the period from October 1, 1993 (commencement of operations) to December 31, 1993. 4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized. 6. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted. 7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended July 31, 1998 were $30,270,075 and $17,352,208, respectively.

FINANCIAL HIGHLIGHTS         CLASS C
                             --------------------------------------------
                                                             PERIOD ENDED
                             YEAR ENDED JULY 31,             DECEMBER 31,
                                1998     1997     1996(/2/)          1995(/1/)
-------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning
of period                     $11.46   $11.07   $11.40             $10.96
-------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income            .46      .53      .31                .20
Net realized and unrealized
gain (loss)                      .18      .38     (.34)               .44
                              ------   ------   ------             ------
Total income (loss) from
investment operations            .64      .91     (.03)               .64
-------------------------------------------------------------------------------
Dividends to shareholders:
Dividends from net
investment income               (.49)    (.52)    (.30)              (.20)
-------------------------------------------------------------------------------
Net asset value, end of
period                        $11.61   $11.46   $11.07             $11.40
                              ======   ======   ======             ======

-------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE(/4/)                      5.72%    8.41%   (0.22)%             5.86%

-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
(in thousands)                $2,439     $956      $72                $39
-------------------------------------------------------------------------------
Average net assets (in
thousands)                    $1,638     $380      $78                $ 5
-------------------------------------------------------------------------------
Ratios to average net
assets:
Net investment income           3.82%    4.87%    4.68%(/5/)         4.68%(/5/)
Expenses, before
reimbursement and voluntary
assumption by the Manager
or Distributor(/6/)             1.91%    1.75%    1.99%(/5/)         1.92%(/5/)
Expenses, net of
reimbursement and voluntary
assumption by the Manager
or Distributor                  1.72%    1.60%    1.87%(/5/)         1.43%(/5/)
-------------------------------------------------------------------------------
Portfolio turnover
rate(/7/)                       35.3%    42.5%    21.2%              18.4%

1. For the period from August 29, 1995 (inception of offering) to December 31, 1995. 2. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 3. For the period from October 1, 1993 (commencement of operations) to December 31, 1993. 4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized. 6. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted. 7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended July 31, 1998 were $30,270,075 and $17,352,208, respectively.

                           Appendix to Prospectus of
                      Oppenheimer Florida Municipal Fund



      Graphic material included in the Prospectus of Oppenheimer Florida Municipal Fund: "Annual Total Returns (Class A)(% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer Florida Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the four most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart:


Calendar                       Oppenheimer Florida
Year                           Municipal Bond Fund
Ended                          Class A Shares

12/31/94                       -7.66%
12/31/95                       17.60%
12/31/96                       4.01%
12/31/97                       9.13%

-------------------------------------------------------------------------------

Oppenheimer Florida Municipal Fund


For More Information:

----------------------------------------------------------------------------
The following additional information about the Fund is available without charge upon request:
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Statement of Additional Information
----------------------------------------------------------------------------

This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).


Annual and Semi-Annual Reports


Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


How to Get More Information:

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can read or down-load documents on the OppenheimerFunds web site: http://www.oppenheimerfunds.com You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:
OppenheimerFunds Distributor, Inc.
PR0395.001.1198  Printed on recycled paper.

-------------------------------------------------------------------------------
    Oppenheimer Florida Municipal Fund
-------------------------------------------------------------------------------

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048

Statement of Additional Information dated November 27, 1998

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated November 27, 1998. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents                                                          Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks   2
    The Fund's Investment Policies................................2
    Municipal Securities..........................................3
    Other Investment Techniques and Strategies...................11
    Investment Restrictions......................................23
How the Fund is Managed..........................................26
    Organization and History.....................................26
    Trustees and Officers of the Fund............................27
    The Manager .................................................33
Brokerage Policies of the Fund...................................34
Distribution and Service Plans...................................36
Performance of the Fund..........................................40

About Your Account
How To Buy Shares................................................46
How To Sell Shares...............................................53
How to Exchange Shares...........................................58
Dividends, Capital Gains and Taxes...............................60
Additional Information About the Fund............................64

Financial Information About the Fund
Independent Auditors' Report.....................................65
Financial Statements ............................................66
Appendix A: Municipal Bond Ratings..............................A-1
Appendix B: Industry Classifications............................B-1
Appendix C: Special Sales Charge Arrangements and Waivers.......C-1
-------------------------------------------------------------------------------

ABOUT THE FUND
-------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., will select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The Fund does not make investments with the objective of seeking capital growth, since that would generally be inconsistent with its goal of seeking tax-exempt income. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increased after a security was purchased, that security would normally decline in value. Conversely, should interest rates decrease after a security was purchased, normally its value would rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could experience a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

      Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve short-term capital gains, because they would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Fund believes such disposition advisable or it needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%.

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the Prospectus under "About the Fund's Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X| Municipal Bonds. We have classified longer term municipal securities as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development") bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call provision of a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that have a lower rate of return.

           |_| General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

           |_| Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

           Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

           |_| Industrial Development Bonds. Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

           |_| Private Activity Municipal Securities. The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities. The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds is taxable under the revised rules. There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified
Section 501(c)(3) bonds, and qualified student loan bonds.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the Federal alternative minimum tax on individuals and corporations. There are no limits on the amount of assets the Fund may invest in private activity securities.

      The Federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero. This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income. The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations. Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit. Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds. Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial user" provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds. Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to "substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Fund.

      A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a "related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X| Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

           |_| Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

           |_|  Revenue   Anticipation   Notes.   These  are  notes  issued  in
expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

           |_| Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

           |_|  Construction  Loan  Notes.  These  are sold to  provide  project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

           |X|  Tax  Exempt   Commercial   Paper.   This  type  of   short-term
obligation (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X| Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid" securities. Their purchase by the Fund would be limited as described below in "Illiquid Securities." From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.

      Those guidelines require the Manager to evaluate: |_| the frequency of trades and price quotations for such securities; |_| the number of dealers or other potential buyers willing to purchase or sell such securities; |_| the availability of market-makers; and |_| the nature of the trades for such securities.

      While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.

      |X| Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service, Standard & Poor's Corporation and Fitch IBCA, Inc. represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade, securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

      Subsequent to its purchase by the Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, Standard & Poor's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account. This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      A list of the rating categories of Moody's, S&P and Fitch for municipal securities is contained in Appendix A to this Statement of Additional Information. Because the Fund may purchase securities that are unrated by nationally recognized rating organizations, the Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assigning a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Special Risks of Investing Primarily in Florida Municipal Securities. Because the Fund focuses its investments primarily on Florida municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of Florida and its municipalities, authorities and other instrumentalities that issue securities. The ability of the state government and its agencies, authorities, instrumentalities and subdivisions (such as cities, towns and counties) to meet their debt obligations depends primarily on the availability of tax revenues and other revenues.

      The financial condition of the state and those other agencies and local governments may be affected from time to time by economic, political, demographic and natural conditions. In addition, constitutional amendments, legislative measures, executive orders and voter initiatives may limit a government's power to raise revenues or increase taxes. That could adversely affect the ability of an issuer of particular debt obligations to meet its financial obligations. The market value and marketability of Florida municipal securities and the availability of the interest income and repayment of principal on those securities could be adversely affected by a default or financial crisis relating to the State, its agencies, authorities, instrumentalities and subdivisions.

      There have been a number of political developments, economic issues and legislation in Florida in recent years that may affect the ability of the State government, municipal governments and other issuers to pay interest and repay principal on the securities they have issued. It is not possible to predict the future impact of the legislation and economic considerations described below on the long-term ability of the State of Florida or Florida municipal issuers and other issuers to pay interest or repay principal on their obligations. The information below about these factors and conditions is only a brief summary, based upon information the Fund has drawn from sources that it believes are reliable, but does not purport to be a complete description of those factors and conditions.

      |_| The Effect of General Economic Conditions in the State. In recent years the State of Florida and its economy have experienced steady growth. The state's population has grown in recent years so that the state is now the fourth most populous in the country. The State's population is expected to grow to 14.9 million by the end of 1998 and 15.2 million by the end of 1999. The forecasted population growth rates for 1998 and 1999 are nearly double that of the expected national rate. Personal income growth rates for the state have also outpaced national rates in recent years, and since 1995, the state's unemployment rate generally has been on a par with or slightly below the national unemployment rate.

      Florida's economy currently is characterized by rapid growth, substantial capital needs, a manageable debt burden, a diversifying but still somewhat narrow economic base and good financial operations. Florida's economy remains heavily dependent on tourism and agriculture, however, technology-based manufacturing, healthcare, construction and financial services have become key elements of Florida's economic growth.

      The financial operations of Florida's state government are considerably different than most other states, because Florida does not impose an individual income tax. Specifically, Florida's Constitution does not permit a state or local individual income tax upon the income of natural persons who are residents or citizens of Florida in excess of amounts that may be credited against or deducted from any similar tax levied by the United States or any other state. Accordingly, a constitutional amendment approved by the electors of the State would be necessary to impose a state individual income tax in excess of the foregoing constitutional limitations. The lack of an individual income tax exposes total State tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could effect the State's ability to pay its obligations in a timely manner.

      The Florida Constitution and Florida Statutes mandate that the State budget as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each State fiscal year (July 1 - June
30). Pursuant to a constitutional amendment commonly referred to as the "Limitation on State Revenues Amendment," which was ratified by the voters on November 8, 1994, and became effective January 1, 1995, State revenues collected for any fiscal year are limited to State revenues allowed under the amendment for the prior fiscal year plus an adjustment for growth. Growth is defined as an amount equal to the average annual rate of growth in State personal income over the previous twenty fiscal quarters multiplied by the State revenues allowed under the amendment for the prior fiscal year. Revenues collected in excess of the limitation are required to be deposited into the Budget Stabilization Fund until the fund reaches a maximum balance as set forth in the State Constitution. Any further excess is required to be refunded to taxpayers as provided by general law.

      Many of the provisions of that constitutional amendment are ambiguous and likely will not be clarified until State courts have ruled on their meanings. Further, it is unclear how the Florida Legislature will implement the language of the amendment and whether that implementing legislation will be subject to court interpretation. The impact of that amendment on State finances cannot be predicted. To the extent local governments traditionally receive revenues from the State that are subject to, and limited by, the amendment, the future distribution of such State revenues may be adversely affected by the operation of the amendment.

      Financial operations of the State of Florida covering all receipts and expenditures are maintained through the use of four funds: the General Revenue Fund, Trust Funds, the Working Capital Fund and the Budget Stabilization Fund. The General Revenue Fund receives the majority of State tax revenues. The Trust Funds consist of monies received by the State which under law or trust agreement are segregated for a purpose authorized by law. Revenues in the General Revenue Fund which are in excess of the amount needed to meet appropriations may be transferred to the Working Capital Fund.

      The Sales and Use Tax is the greatest single source of tax receipts in the State. For the State fiscal year ended June 30, 1997, receipts from this source were approximately $12,089 million, an increase of 5.5% from fiscal year 1995-96. The second largest source of State tax receipts is the Motor Fuel Tax. The estimated collections from this source during the fiscal year ending June 30, 1997, were about $2,012 million. Alcoholic beverage tax revenues totaled $447 million for the State fiscal year ending June 30, 1997, an increase of $5.7 million from the previous year. The receipts of corporate income tax for the fiscal year ended June 30, 1997, were $1,362.3 million, an increase of 17.2% from fiscal year 1995-96. Gross Receipt tax collections for fiscal year 1996-97 totaled $575.7 million, an increase of 6.0% over the previous fiscal year. Documentary stamp tax collections totaled $644.2 million during fiscal year 1996-97, posting an 8.9% increase from the previous fiscal year. The intangible personal property tax is a tax on stocks, bonds, notes, governmental leaseholds, certain limited partnership interests, mortgages and other obligations secured by liens on Florida realty, and other intangible personal property. Total collections from intangible personal property taxes were $952.4 million during the fiscal year ending June 30, 1997, a 6.3% increase from the previous fiscal year. In November 1986, the voters of the State approved a constitutional amendment to allow the State to operate a lottery. Fiscal year 1996-97 produced ticket sales of $2.09 billion, of which approximately $792.3 million was dedicated for education expenditures.

      For fiscal year 1998-99, the estimated General Revenue plus Working Capital and Budget Stabilization funds available total $19,113.2 million, a 2.6% increase over fiscal year 1997-98. The $16,887.6 million in estimated revenues represent a 7.2% increase over the fiscal year 1997-98 level. With combined General Revenue, Working Capital and Budget Stabilization Fund appropriations of $17,207.0 million, unencumbered reserves at the end of fiscal year 1998-99 are estimated at $1,414.8 million.

      In 1993, the Florida Constitution was amended to limit the annual growth in the assessed valuation of residential property to 3% or the change in the Consumer Price Index, whichever is less. This amendment may, over time, constrain the growth in property taxes, a major revenue source for local governments, and may require local governments to rely more on non-ad valorum tax revenues to meet operating expenses and other expenses normally funded with ad valorum tax revenues. While no immediate ratings implications are expected, the amendment could have a negative impact on the financial performance of local governments over time and lead to ratings revisions, that, in turn, might have a negative impact on the prices of affected bonds.

      The State of Florida Auditor General Report on Audit of the State's General Purpose Financial Statements for the fiscal year ended June 30, 1997 indicates that the State of Florida currently has initiatives underway to address the potential impact of the "Year 2000 Problem" on the information technology of the State. The Year 2000 Problem is the result of many of the State's existing information technology software applications having a two-digit indicator but not a century indicator. Unless corrected before January 1, 2000, many of the State's computer applications will either stop working or begin producing erroneous results on that date. State agencies are currently working with the State's Year 2000 Task Force to develop methods to correct this problem. There can be no assurance that the Year 2000 Problem will be corrected by January 1, 1999 or even by January 1, 2000. The Auditor General indicates that although cost estimates vary from agency to agency, it is clear that substantial resources, in terms of millions of dollars and manpower, have been and will continue to be needed to resolve this issue. A consulting firm has reported to the Auditor General that preliminary estimates of Year 2000 Problem costs and related issues range from $75 to $90 million.

      Florida's general obligation debt currently carries ratings of Aa2, AA+ and AA by Moody's Investors Service, Inc., Standard and Poor's Corporation, and Fitch IBCA, Inc., respectively. Those ratings are subject to change.


      |_| Economic Issues Relating to Particular Governments in the State. Due to investments in certain derivatives, Escambia County, Florida sustained notable investment losses in 1994 that may in the future affect its operations. As reported in the local press, several lawsuits have resulted regarding such investments.

      On December 3, 1996, due to certain recurring budgetary deficits, the Governor of the State of Florida declared the City of Miami to be in a state of financial emergency and appointed a financial oversight board to advise him with respect to the actions being taken by the City of Miami to remedy its financial condition.

      In its annual report for fiscal year 1997-98, the Office of the Chief Inspector General of the State of Florida reported that 18 municipalities or special districts were in a state of financial emergency (including the City of Miami). Three of these entities were removed from financial emergency after June 30, 1998. For these purposes, a state of financial emergency is generally considered to be two consecutive years of budget deficits. Municipalities or special districts that may be in a state of financial emergency are those that the Auditor General for the State of Florida was unable to conclude had sufficient revenues to cover their deficits. The operations of all these entities mentioned in the Office of the Chief Inspector General's annual report may be adversely affected by their financial condition.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below.

      |X| Floating Rate and Variable Rate Obligations. Variable rate demand obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligation.

      The interest rate on a floating rate demand note is based on a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder. Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven days are subject to the Fund's limitations on investments in illiquid securities.

      |X| Inverse Floaters and Other Derivative Investments. Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax exempt interest rates. As long as the municipal yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock option."

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment. Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X| When-Issued and Delayed Delivery Transactions. The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the
opportunity   to  obtain  the  security  at  a  price  and  yield  it  considers advantageous.

      When the Fund engages in when-issued and delayed delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.
      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify to its Custodian cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X| Zero-Coupon Securities. The Fund may buy zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.


      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Puts and Standby Commitments. When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.


      |X| Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      |X| Illiquid Securities. The Fund has percentage limitations that apply to purchases of illiquid securities, as stated in the Prospectus. The Fund cannot purchase any securities that are subject to restrictions on resale.

      |X| Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. These loans are limited to not more than 25% of the value of the Fund's total assets. There are risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities, It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower. The Fund may pay reasonable finder's, administrative or other fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Hedging. The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund may:
      |_| sell interest rate futures or municipal bond index futures, |_| buy puts on such futures or securities, or |_| write covered calls on securities, interest rate futures or municipal bond index futures. Covered calls may also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund will normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund may:
      |_| buy interest rate futures or municipal bond index futures, or |_| buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

      |_| Futures. The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.


      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts. Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although Interest Rate Futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future). The Fund would benefit if municipal bonds outperform U.S. Treasury Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the value of the bond to decline about 3%. There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (in this case, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

      |_| Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options (calls). These strategies are described below.

      |_| Writing Covered Call Options. The Fund may write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1) After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2) Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ, the automated quotation system of The Nasdaq Stock Market, Inc. or traded in the over-the-counter market.
(3) Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written.
(4) The Fund may write calls on futures contracts that it owns, but these calls must be covered by securities or other liquid assets that the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised.

      When the Fund writes a call on a security, it receives cash (a premium).The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker. The Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.


      The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future. Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

      |_| Purchasing Calls and Puts. The Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It may also buy calls to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ, or traded in the over-the-counter market. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets. The aggregate premiums paid on all options that the Fund holds at any time are limited to 20% of the Fund's total assets. The aggregate margin deposits on all futures or options on futures at any time will be limited to 5% of the Fund's total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call. If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund may buy only those puts that relate to securities that the Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures). The Fund may not sell puts other than puts it has previously purchased.

      When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

      |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund may pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities. However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. All participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market may decline. If the Fund then concludes not to invest in such securities because of concerns that there may be further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.

      |_| Interest Rate Swap Transactions. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions established by the Commodity Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule
4.5 adopted by the CFTC. That Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related options premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short futures and options on futures positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank.

      |X| Temporary Defensive Investments. The securities the Fund may invest in for temporary defensive purposes include the following:
           |_|  short-term municipal securities;
           |_| obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
           |_| corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
           |_| commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
           |_| certificates of deposit of domestic banks with assets of $1 billion or more.

      |X| Taxable Investments. While the Fund can invest up to 20% of its total assets in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. To the extent it invests in taxable securities, the Fund would not be able to meet its objective of providing tax exempt income to its shareholders. Taxable investments include, for example, hedging instruments, repurchase agreements, and the types of securities it would buy for temporary defensive purposes. Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or |_| more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

      |_| The Fund cannot concentrate its investments to the extent of 25% of its total assets in any industry. However, there is no limitation as to the Fund's investments in municipal securities in general or in Florida municipal securities, or in obligations issued by the U.S. Government and its agencies or instrumentalities.

      |_| The Fund cannot invest in real estate. This restriction shall not prevent the Fund from investing in municipal securities or other permitted securities that are secured by real estate or interests in real estate.

      |_| The Fund cannot purchase securities other than hedging instruments on margin. However, the Fund may obtain short-term credits that may be necessary for the clearance of purchases and sales of securities.

      |_| The Fund cannot sell securities short.

      |_| The Fund cannot underwrite securities or invest in securities subject to restrictions on resale.

      |_| The Fund cannot invest in or hold securities of any issuer if officers and Trustees of the Fund or the Manager individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

      |_| The Fund cannot invest in securities of any other investment company, except in connection with a merger with another investment company.

      Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      |X| Does the Funds Have Other Restrictions that are Not Fundamental Policies?

      The Fund has several additional restrictions on its investment policies that are not fundamental, which means that they can be changed by the Board of Trustees, without obtaining shareholder approval.

      |_| The Fund cannot invest in securities or other investments other than municipal securities, the temporary investments described in its Prospectus, repurchase agreements, covered calls, private activity municipal securities and hedging instruments described in "About the Fund" in the Prospectus or this Statement of Additional Information.

      |_| The Fund cannot make loans. However, repurchase agreements and the purchase of debt securities in accordance with the Fund's other investment policies and restrictions are permitted. The Fund may also lend its portfolio securities as described in "Loans of Portfolio Securities."

      |_| The Fund cannot borrow money in excess of 10% of the value of its total assets. It cannot buy any additional investments when borrowings exceed 5% of its assets. The Fund may borrow only from banks as a temporary measure for extraordinary or emergency purposes, and not for the purpose of leveraging its investments.

      |_| The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign its assets to secure a debt. However, the use of escrow or other collateral arrangements in connection with hedging instruments is permitted.

      |_| The Fund cannot buy or sell futures contracts other than interest rate futures and municipal bond index futures.

      The Fund currently has an operating policy (which is not a fundamental policy but will not be changed without the approval of a shareholder vote) that prohibits the Fund from issuing senior securities. However, that policy does not prohibit certain activities that are permitted by the Fund's other policies, including borrowing money for emergency purposes as permitted by its other investment policies and applicable regulations, entering into delayed-delivery and when-issued arrangements for portfolio securities transactions, and entering into contracts to buy or sell derivatives, hedging instruments, options, futures and the related margin, collateral or escrow arrangements permitted under its other investment policies.

Non-Diversification of the Fund's Investments. The Fund is a series of a trust that is "non-diversified," as defined in the Investment Company Act. Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer." That means that the Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

      Being non-diversified poses additional investment risks, because if the Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers. However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code. By qualifying, it does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions. First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

      The identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against Concentration. To implement its policy not to concentrate its assets, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. Those industry classifications are not a fundamental policy.

      In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation. Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval. The Manager has no present intention of investing more than 25% of the Fund's total assets in securities paying interest from revenues of similar type projects or in industrial development bonds. This is not a fundamental policy and therefore could be changed without shareholder approval. However, if that change were made, the Prospectus or this Statement of Additional Information would be supplemented to reflect the change.


How the Fund Is Managed

Organization and History. The Fund is a series of a Massachusetts business trust that was originally organized in 1989, as a trust having one series. In 1993 it was reorganized to be a multi-series business trust (now called Oppenheimer Multi-State Municipal Trust). The Fund was added as a separate series of that Trust in June 1993. The Trust is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. Each of the three series of the Trust is a separate fund that issues its own shares, has its own investment portfolio, and has its own assets and liabilities.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      |_| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment portfolio. Shares are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each class of shares:
      o has its own dividends and distributions,
      o pays certain expenses which may be different for the different classes,
      o may have a different net asset value,
      o may have separate voting rights on matters in which the interests of one class are different from the interests of another class, and o votes as a class on matters that affect that class alone.

      |_| Meetings of Shareholders. As a series of a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

      |_| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the trust of which the Fund is a series) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. The contracts further state that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are Trustees or Directors of the following New York-based Oppenheimer funds1:

Oppenheimer Growth Fund         Oppenheimer      International
Oppenheimer Global Fund         Growth Fund
Oppenheimer  Money Market Fund, Oppenheimer   Municipal   Bond
Inc.                            Fund
Oppenheimer   U.S.   Government Oppenheimer      New      York
Trust                           Municipal Fund
Oppenheimer   Gold  &   Special Oppenheimer        Multi-State
Minerals Fund                   Municipal Trust
Oppenheimer Discovery Fund      Oppenheimer       Multi-Sector
Oppenheimer Enterprise Fund     Income Trust
Oppenheimer             Capital Oppenheimer World Bond Fund
Appreciation Fund               Oppenheimer    Series    Fund,
Oppenheimer            Multiple Inc.
Strategies Fund                 Oppenheimer         Developing
Oppenheimer   Global  Growth  & Markets Fund
Income Fund                     Oppenheimer      International
                                Small Company             Fund
                                Oppenheimer         California
                                Municipal Fund










      Ms. Macaskill and Messrs. Spiro, Donohue, Bowen, Zack, Bishop and Farrar respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of November 2, 1998, the Trustees and officers of the Fund as a group owned of record or beneficially 1.6% of the outstanding voting shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. Ms. Macaskill and Mr. Donohue are trustees of that plan.

Leon Levy, Chairman of the Board of Trustees, Age 73
280 Park Avenue, New York,  NY  10017
General  Partner of Odyssey  Partners,  L.P.  (investment  partnership)  (since
1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Trustee, Age 65
19750 Beach Road, Jupiter Island, FL 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman of the Manager, OppenheimerFunds, Inc. (October 1995 to December 1997); Vice President (June 1990 to March 1994) and General Counsel of Oppenheimer Acquisition Corp., the Manager's parent holding company; Executive Vice President (December 1977 to October 1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director (July 1978 to October 1993) and General Counsel of the Distributor, OppenheimerFunds Distributor, Inc.; Executive Vice President and a director (April 1986 to October 1995) of HarbourView Asset Management Corporation; Vice President and a director (October 1988 to October 1993) of Centennial Asset Management Corporation, (HarbourView and Centennial are investment adviser subsidiaries of the Manager); and an officer of other Oppenheimer funds.

Benjamin Lipstein, Trustee, Age 75
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus  of   Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.

Bridget A. Macaskill, President and Trustee*, Age 50
Two World Trade Center, 34th Floor, New York, NY 10048-0203
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView Asset Management Corp.; Chairman and a director of Shareholder Services, Inc. (since August 1994), and Shareholder Financial Services, Inc. (since September 1995) (both are transfer agent subsidiaries of the Manager); President (since September 1995) and a director (since October
1990) of Oppenheimer Acquisition Corp.; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director (since July 1996) of Oppenheimer Real Asset Management, Inc., an investment advisory subsidiary of the Manager; President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager, and of Oppenheimer Millennium Funds plc, an offshore investment company; President and a director or trustee of other Oppenheimer funds; a director of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of the Manager and a director (until 1998) of NASDAQ Stock Market, Inc.

Elizabeth B. Moynihan, Trustee, Age 69
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New York University), and the National Building Museum; a member of the Trustees Council, Preservation League of New York State, and of the Indo-U.S. Sub-Commission on Education and Culture.

Kenneth A. Randall, Trustee, Age 71
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil and gas producer), Texan Cogeneration Company (cogeneration company), and Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The
Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee, Age 68
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a member of the U.S. Competitiveness Policy Council; a director of River Bank America (real estate manager); Trustee, Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age 66
8 Sound Shore Drive, Greenwich, Connecticut 06830
Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K); a trustee of Mystic Seaport Museum, International House and Greenwich Historical Society.

Donald W. Spiro, Vice Chairman and Trustee*, Age 72
Two World Trade Center, 34th Floor, New York, NY 10048-0203
Chairman Emeritus (since August 1991) and a director (since January 1969) of the Manager; formerly Chairman of the Manager and the Distributor.

Pauline Trigere, Trustee, Age 86
498 Seventh Avenue, New York, New York 10018
Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).

Clayton K. Yeutter, Trustee, Age 67
1325 Merrie Ridge Road, McLean, Virginia 22101
Of Counsel, Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order) Counselor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.

Robert E. Patterson, Vice President and Portfolio Manager, Age 55 Two World Trade Center, 34th Floor, New York, NY 10048-0203 Senior Vice President of the Manager (since February 1993); an officer of other Oppenheimer funds.

Andrew J. Donohue, Secretary, Age 48
Two World Trade Center, 34th Floor, New York, NY 10048-0203 Executive Vice President (since January 1993), General Counsel (since October 1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corp., Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since September 1995); President and a director of Centennial Asset Management Corp. (since September 1995); President and a director of Oppenheimer Real Asset
Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.


George C. Bowen, Treasurer, Age 62
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corp.; Senior Vice President (since February 1992), Treasurer (since July 1991) and a director (since December 1991) of Centennial Asset Management Corp.; Vice President and Treasurer (since August
1978) and Secretary (since April 1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); a trustee or director and an officer of other Oppenheimer funds; formerly Treasurer of Oppenheimer Acquisition Corp. (June 1990 - March 1998).

Robert G. Zack, Assistant Secretary, Age 50
Two World Trade Center, 34th Floor, New York, NY 10048-0203
Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager; Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November
1989); Assistant Secretary of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age 33
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

      |X| Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Mr. Spiro) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended July 31, 1998. The compensation from all of the New York-based Oppenheimer funds (including the Fund) was received as a director, trustee or member of a committee of the boards of those funds during the calendar year 1997.

----------------------------------------------------------------------
                                      Total
                                      Retirement     Compensation
                                      Benefits       from all
                      Aggregate       Accrued        New York-Based
                      Compensation    as Fund        Oppenheimer
Name and Position     from Fund       Expenses       Funds (20
                                                     Funds)1
----------------------------------------------------------------------
----------------------------------------------------------------------
Leon Levy             $14,589         $11,539        $158,500
Chairman
----------------------------------------------------------------------
----------------------------------------------------------------------
Robert G. Galli       $  1,0292       None           None
Study Committee
Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Benjamin Lipstein     $19,766         $17,130        $137,000
Study Committee
Chairman,3
Audit Committee
Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Elizabeth B. Moynihan $1,857          None           $96,500
Study Committee
Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Kenneth A. Randall    $9,491          $7,788         $88,500
Audit Committee
Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Edward V. Regan       $1,684          None           $87,500
Proxy Committee
Chairman, Audit
Committee Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Russell S. Reynolds,  $3,340          $2,079         $65,500
Jr.
Proxy Committee
Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Pauline Trigere       $6,839          $5,714         $58,500

----------------------------------------------------------------------
----------------------------------------------------------------------
Clayton K. Yeutter    $1,2614         None           $65,500
Proxy Committee
Member
----------------------------------------------------------------------
-----------------------
1     For the 1997 calendar year.
2     Reflects fees from 1/1/98 to 7/31/98
3 Committee position held during a portion of the period shown. 4 Includes $168 deferred under Deferred Compensation Plan described below.

      |X| Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service. Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.


      |X| Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X| Major Shareholders. As of November 2, 1998, the only persons who owned of record or who were known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B or Class C shares were:

      Merrill Lynch Pierce Fenner & Smith Inc. (which advised the Fund that such shares were held beneficially for its customers) 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida 32246 246,300.369 Class B shares (approximately 13.83% of the Class B shares then outstanding) 52,714.417 Class C shares (approximately 20.74% of the Class C shares then outstanding)

      Romax Briskin and Vera Briskin
      20341 NE 30th Ave Apt PH6
      Miami, FL 33180
      30,818.049 Class C shares (approximately 12.12% of the Class C shares then outstanding)

      Thomas R. Worthy and Peggy D. Worthy
      Trustees Thomas R. Worthy Trust UA Dated 3-23-95
      1740 SW Monarch Club Drive
      Palm City, FL 34990
      18,787.614 Class C shares (approximately 7.39% of the Class C shares then outstanding)

      William S. Cashel, Jr. and Marie C. Cashel
      61 Osprey Village Drive
      Amelia Island, FL 32034
      18,032.973 Class C shares (approximately 7.09% of the Class C shares then outstanding)

      First Union Brokerage Services
      William J. Grant and
      11111 Country River Road
      Parrish, FL  34219
      17,684.437 Class C shares (approximately 6.95% of the Class C shares then outstanding)

      Byron R. Davis
      TOD Debra Sanborn Davis
      401 Fairway Dr
      Deerfield Beach, FL 33441
      17,123.155 Class C shares (approximately 6.73% of the Class C shares then outstanding)

      PaineWebber For The Benefit of
      Glenna B. Cohen or
      Donald S. Bauman Trustees Under
      Deed of Trust Dated 07/24/92
      4271 Bocaire Blvd
      Boca Raton, FL   33487
      12,863.564 Class C shares (approximately 5.06% of the Class C shares then outstanding)

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

      The portfolio manager of the Fund is principally responsible for the day-to-day management of the Fund's investment portfolio. Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers have broad experience with fixed-income securities. They provide the Fund's portfolio manager with research and support in managing the Fund's investments.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Expenses not expressly assumed by the Manager under the advisory agreement are paid by the Fund. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to disinterested Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

      The investment advisory agreement contains no limitation of the Fund's expenses by the Manager. The Manager has voluntarily agreed to waive a portion of its annual management fee to limit the effective annual rate of the fee to 0.545% of average annual net assets for each share class. The Manager may withdraw that waiver at any time. The management fees paid by the Fund to the Manager during its last three fiscal years are listed below. Also shown is the amount the management fee would have been without the waiver. Under its voluntary expense waiver, the Manager absorbed $20,248 of the Fund's expenses in the Fund's 1996 fiscal year, $51,729 in the 1997 fiscal year, and $78,705 in the Fund's 1998 fiscal year.

----------------------------------------------------------------------


                             Management Fee Paid to
Fiscal Year                 Management Fee     OppenheimerFunds, Inc.
Ending 7/31               (Without Voluntary         (after waiver)
                               Waiver)
----------------------------------------------------------------------
----------------------------------------------------------------------
1996 (7 months)         $109,426               $ 89,128
$109,426
----------------------------------------------------------------------
----------------------------------------------------------------------
1997                    $230,723               $217,503
$230,723
----------------------------------------------------------------------
----------------------------------------------------------------------
1998                    $304,671               $276,744
----------------------------------------------------------------------

      The investment advisory agreement contains an indemnity of the Manager. In the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of any investment of the Fund assets made with due care and in good faith. The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. Under the agreement, the Manager may employ those broker-dealers (including "affiliated" brokers, as that term is defined in the Investment Company Act) that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution" refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those other considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees has permitted the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing research services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more of funds advised by the Manager purchase the same security on the same day from the same dealer, the Manager may average the price of the transactions and allocate the average among the funds.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B and Class C shares. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor. They exclude payments under the Distribution and Service Plans but include advertising and the cost of printing and mailing prospectuses (other than those furnished to existing shareholders).

      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is discussed in the table below:

 -------------------------------------------------------------------


         Aggregate   Class A    Commissions  CommissionsCommissions
 Fiscal  Front-End   Front-End  on Class A   on Class   on Class C
 Year    Sales       Sales      Shares       B Shares   Shares
 Ended   Charges on  Charges    Advanced by  Advanced   Advanced
 7/31:   Class A     Retained   Distributor1 by         by
         Shares      by                      DistributorDistributor1
                     Distributor
 -------------------------------------------------------------------
 -------------------------------------------------------------------
  19962    $61,836    $21,269       N/A       $68,510      $551
 -------------------------------------------------------------------
 -------------------------------------------------------------------
  1997    $177,923    $25,575       N/A       $146,616    $5,852
 -------------------------------------------------------------------
 -------------------------------------------------------------------
  1998    $231,974    $35,950     $10,873     $245,210    $15,018
 -------------------------------------------------------------------
1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.
2. Fiscal period of seven months.

 -------------------------------------------------------------------

            Class A           Class B           Class C Contingent
 Fiscal     Contingent        Contingent        Deferred Sales
 Year       Deferred Sales    Deferred Sales    Charges Retained
 Ended      Charges Retained  Charges Retained  by Distributor
 7/31:      by Distributor    by Distributor
 -------------------------------------------------------------------
 -------------------------------------------------------------------
    1998           $0              $71,658            $1,061
 -------------------------------------------------------------------

      For additional information about distribution of the Fund's shares, including fees and expenses, please refer to "Distribution and Service Plans."

Distribution and Service Plans. The Fund has adopted a Service Plan for its Class A shares and Distribution and Service Plans for its Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans, the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that plan. Each plan has also been approved by a vote of the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. The Manager cast the vote to approve the Class C plan as the sole initial holder of Class C shares.

      Under the plans the Manager and the Distributor, in their sole discretion, from time to time may use their own resources to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform at no cost to the Fund. The Manager may use profits from the advisory fee it receives from the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to plan recipients from their own resources.

      Unless a plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders of the class affected by the amendment. Because Class B shares automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for an amendment to the Class A plan that would materially increase the amount to be paid under that plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by Class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Fund's Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, the purpose for which the payments were made and the identity of each recipient of a payment. The report on the Class B and Class C plans shall also include the Distributor's distribution costs for the quarter, and any costs for previous fiscal periods that have been carried forward. Those reports are subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty.

      Each plan states that while it is in effect, the selection or replacement and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This provision does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fees at the maximum rate allowed under the plans and has set no minimum asset amount needed to qualify for payments.

      |_| Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate up to 0.25% of average annual net assets. The Board has set the maximum rate currently at 0.15%. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.15% of the average annual net assets of Class A shares held in accounts of the service providers or their customers.

      For the fiscal year ended July 31, 1998, payments under the Plan for Class A shares totaled $76,860, all of which was paid by the Distributor to recipients. That included $1,132 paid to an affiliate of the Distributor. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

      |_| Class B and Class C Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plans during that period. The Class B and Class C plans permit the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance.

      The Distributor is entitled under the service plans for Class B and Class C shares to receive a service fee of up to 0.25% per year. The Board of Trustees has set that fee at 0.15% per year. The Distributor presently intends to pay recipients the service fee on Class B and Class C shares in advance for the first year the shares are outstanding. After the first year shares are outstanding, the Distributor makes payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for an advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fees and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the Distributor in recognition that the Distributor:
      |_| pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described in the Prospectus, |_| may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate, |_| employs personnel to support distribution of shares, and |_| bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

      Payments made under the Class B plan for the fiscal year ended July 31, 1998, totaled $170,129. The Distributor retained $134,852 of that amount.
Payments made under the Class C Plan for the fiscal year ended July 31, 1998 totaled $16,343, of which $12,106 was retained by the Distributor. At July 31, 1998, the Distributor had incurred unreimbursed expenses under the Class B plan in the amount of $539,083 (equal to 2.79% of the Fund's net assets represented by Class B shares on that date). At July 31, 1998, the Distributor had incurred unreimbursed expenses under the Class C plan of $24,960 (equal to 1.02% of the Fund's net assets represented by Class C shares on that date). If either plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

      All payments under the Class B and Class C plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees to NASD members.


Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance during its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

      |_| Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      |_| The Fund's performance returns do not reflect the effect of taxes on distributions.
      |_| An investment in the Fund is not insured by the FDIC or any other government agency.
      |_| The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
      |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

      |_| Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

                         Standardized Yield = 2[(a-b
                                                 ---   + 1)6 - 1]
                                                 cd

      The symbols above represent the following factors:
      a =dividends and interest earned during the 30-day period.
      b =expenses accrued for the period (net of any expense assumptions).
      c =the average  daily number of shares of that class  outstanding  during the 30-day period that were entitled to receive dividends.
      d =the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

      |_| Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

           Dividend  Yield  =  dividends  paid  x  12/maximum   offering  price
(payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.


      |_| Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated Federal tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated. Your tax bracket is determined by your Federal and state taxable income (the net amount subject to Federal income tax after deductions and exemptions). The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.

----------------------------------------------------------------------

       The Fund's Yields for the 30-Day Periods Ended 7/31/98
----------------------------------------------------------------------
----------------------------------------------------------------------
                                 Tax-Equivalent
           Standardized Yield    Dividend Yield    Yield (39.6% Fed.
                                  Tax Bracket)
Class of
Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
           Without             Without            Without
           Sales     After     Sales     After    Sales     After
           Charge    Sales     Charge    Sales    Charge    Sales
                     Charge              Charge             Charge
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A        4.57%     4.35%     4.88%    4.64%     7.57%     7.20%
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B        3.81%       N/A     4.07%      N/A     6.31%       N/A
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C        3.81%       N/A     4.08%      N/A     6.31%       N/A
----------------------------------------------------------------------

      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period.

      |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                              ERV  1/n
                              ---       - 1 = Average Annual Total Return
                               P

      |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                              ERV-P
                              -----  =  Total Return
                                P

      |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------

       The Fund's Total Returns for the Periods Ended 7/31/98
----------------------------------------------------------------------
----------------------------------------------------------------------
           Cumulative           Average Annual Total Returns
         Total Returns
          (10 years or
         life of class)
Class
of
Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
                                           5-Year         10-Year
                            1-Year       (or life of    (or life of
                                           class)          class)
----------------------------------------------------------------------
----------------------------------------------------------------------
         After   WithoutAfter   WithoutAfter   Without After  Without
         Sales   Sales  Sales   Sales  Sales   Sales   Sales  Sales
         Charge  Charge Charge  Charge Charge  Charge  Charge Charge
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A   26.14% 32.43%   1.46%  6.52%  4.92%*  5.98%*    N/A     N/A
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B   25.85% 27.85%   0.71%  5.71% 4.87%** 5.22%**    N/A     N/A
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C   21.06% 21.06%   4.72%  5.72% 6.76%***6.76%***   N/A     N/A
----------------------------------------------------------------------
*      Inception of Class A:   10/1/93
**   Inception of Class B:     10/1/93
*** Inception of Class C: 8/29/95

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.
      |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its Class A, Class B or Class C shares by Lipper Analytical Services, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked by Lipper against all other bond funds, other than money market funds, and other municipal bond funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |_| Morningstar Rankings. From time to time the Fund may publish the star ranking of the performance of its Class A, Class B or Class C shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is ranked among municipal bond funds.

      Morningstar star rankings are based on risk-adjusted total investment return. Investment return measures a fund's (or class's) one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's (or class's) 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40%
respectively), or its combined 3-, 5-, and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception date of the fund (or class). Rankings are subject to change monthly.

      The Fund may also compare its performance to that of other funds in its Morningstar category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

      |_| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, the Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's Class A, Class B or Class C shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the Fund's Class A, Class B or Class C returns to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.


-------------------------------------------------------------------------------
ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------

How to Buy Shares

      Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix D contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix D to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
         |_| Class A and Class B shares you purchase for your individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
        |_|current purchases of Class A and Class B shares of the Fund and other
           Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
        |_|Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

      |X| The  Oppenheimer  Funds.  The  Oppenheimer  funds  are  those  mutual
funds   for   which   the   Distributor   acts  as  the   distributor   or  the
sub-distributor and currently include the following:

                                      63
Oppenheimer Municipal Bond Fund     Oppenheimer New York Municipal
                                    Fund
Oppenheimer California Municipal    Oppenheimer Intermediate
Fund                                Municipal Fund
Oppenheimer Insured Municipal Fund  Oppenheimer Main Street
                                    California Municipal Fund
Oppenheimer Florida Municipal Fund  Oppenheimer New Jersey Municipal
                                    Fund
Oppenheimer Pennsylvania Municipal  Oppenheimer Discovery Fund
Fund
Oppenheimer Capital Appreciation    Oppenheimer Growth Fund
Fund
Oppenheimer Equity Income Fund      Oppenheimer Multiple Strategies
                                    Fund
Oppenheimer Total Return Fund, Inc. Oppenheimer Main Street Income &
                                    Growth Fund
Oppenheimer High Yield Fund         Oppenheimer Champion Income Fund
Oppenheimer Bond Fund               Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term            Oppenheimer Global Fund
Government Fund
Oppenheimer Global Growth & Income  Oppenheimer Gold & Special
Fund                                Minerals Fund
Oppenheimer Strategic Income Fund   Oppenheimer International Bond
                                    Fund
Oppenheimer Enterprise Fund         Oppenheimer International Growth
                                    Fund
Oppenheimer Developing Markets Fund Oppenheimer Real Asset Fund
Oppenheimer International Small     Oppenheimer Quest Balanced Value
Company Fund                        Fund
Oppenheimer Quest Opportunity       Oppenheimer Quest Small Cap
Value Fund                          Value Fund
Oppenheimer Quest Value Fund, Inc.  Oppenheimer Quest Global Value
                                    Fund, Inc.
Oppenheimer Quest Capital Value     Oppenheimer MidCap Fund
Fund, Inc.
Oppenheimer Convertible Securities  Rochester Fund Municipals
Fund
Limited-Term New York Municipal     Oppenheimer Disciplined Value
Fund                                Fund
Oppenheimer Disciplined Allocation  Oppenheimer World Bond Fund
Fund



and the following money market funds:

Oppenheimer Money Market Fund, Inc. Oppenheimer Cash Reserves
Centennial Money Market Trust       Centennial Tax Exempt Trust
Centennial Government Trust         Centennial  New York  Tax  Exempt
                                    Trust
Centennial  California  Tax  Exempt Centennial America Fund, L.P.
Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

      A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      |_|  Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or
           (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (minimum $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited, normally four to five business days prior to the investment dates selected in the Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmission.

      Before initiating Asset Builder payments, obtain a prospectus of the selected fund(s) from the Distributor or your financial advisor and request an application from the Distributor, complete it and return it. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 15 days) after receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B and Class C are subject.

      The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares in general are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation for selling Fund shares may receive different levels of compensation for selling to one class of shares than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

      |_| Class B Conversion. The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |_| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, share registration fees and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. It is done by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in municipal securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X| Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

      |_| Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
      |_| The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry: (1) debt instruments that have a maturity of more than 397 days when issued, (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and (3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

      |_|  The  following   securities   are  valued  at  cost,   adjusted  for
amortization of premiums and accretion of discounts:
(1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
      |_| Securities not having readily-available market quotations are valued at fair value determined under the Board's procedures.

      If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, Interest Rate Futures and Municipal Bond Index Futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.



How to Sell Shares

      The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to the Fund's bank for clearance, the bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue to receive dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the bank listed on the check or at the Fund's custodian bank. That limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering Checkwriting privileges at any time without prior notice.

      In choosing to take advantage of the Checkwriting privilege by signing the Account Application or by completing a Checkwriting card, each individual who signs: (1) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of such registered owner(s);
(3) authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable;
(5) understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6) acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
      |_| Class A shares that you purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or |_| Class B shares that were subject to the Class B contingent deferred sales charge when redeemed. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in "Waivers of Class B and Class C Sales Charges" below).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1-800-525-7048.
      |_| All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
      |_| Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.
      |_| Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401 (k) plans.
      |_|  Class Y shares of Oppenheimer Real Asset Fund are not exchangeable.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge. Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Convertible Securities Fund, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Convertible Securities Fund are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange of Class M shares. No other exchanges may be made to Class M shares.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
      |_| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one Class must specify whether they intend to exchange Class A, Class B or Class C shares.

      |_| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |_| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans and Automatic Withdrawal Plans will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among Class A, Class B and Class C shares.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.


Tax Status of the Fund's Dividends and Distributions. The Fund intends to qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for Federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from Federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.
      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources treats the dividend as a receipt of either ordinary income or long-term capital gain in the computation of gross income, regardless of whether the dividend is reinvested: (1) certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
(2) income from securities loans; (3) income or gains from options or futures; or (4) an excess of net short-term capital gain over net long-term capital loss from the Fund.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether such benefits are subject to Federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase (which period may be shortened by regulation) will be disallowed for Federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.
      Under the Internal Revenue Code, by December 31 each year the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      |_| Florida Intangible Personal Property Tax. The Florida Department of Revenue has previously ruled that shares of a Florida series fund owned by a Florida resident will be exempt from the Florida intangible personal property tax for the following year so long as on the last business day of a calendar year the fund's portfolio includes only assets that are exempt from the Florida intangible personal property tax, such as Florida tax-exempt securities and United States Government securities. Although the date of valuation is prescribed as the close of business on the last business day of the previous calendar year, only the assets held in the portfolio of the fund on January 1 are to be valued.

      The Fund itself has not applied to the Florida Department of Revenue for a ruling with respect to the foregoing exemption and, although previously issued rulings are evidence of the policy of the Department of Revenue with respect to such exemption, such rulings are not binding upon the Department in the case of the Fund. Additionally, the Florida Department of Revenue has the authority to revoke or modify a previously issued ruling. However, if a ruling is revoked or modified, the revocation or modification is prospective only.

      The Fund may from time to time hold assets that are not exempt from Florida intangible personal property tax. It is possible that the Fund may not be able to fully dispose of all of the assets subject to Florida intangible personal property tax by the last business day of the calendar year. This would subject the shares of the Fund to Florida intangible personal property tax. If shares of the Fund are subject to Florida intangible personal property tax because it holds non-exempt assets on the last business day of the calendar year, only that portion of the value of the Fund's shares attributable to United States Government securities will be exempt from Florida intangible personal property taxes in the following year.

      The Fund will attempt to monitor its portfolio so that on the last business day of each calendar year the Fund's assets shall consist solely of assets exempt from Florida intangible personal property tax. Transaction costs in restructuring the Fund's portfolio in this fashion would likely reduce the Fund's investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made at net asset value without sales charge. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder must first obtain a prospectus for that fund and an application from the Transfer Agent to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from certain of the other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Transfer Agent. The Fund's Transfer Agent, OppenheimerFunds Services, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Fund. It also handles shareholder servicing and administrative functions. It is paid on an "at-cost" basis.

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal Deposit Insurance. Those uninsured balances may at times be substantial.

Independent Auditors. KPMG Peat Marwick LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT


================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Florida Municipal Fund:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Florida Municipal Fund (a series of Oppenheimer Multi-State Municipal Trust) as of July 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the seven-month period ended July 31, 1996, and each of the years in the two-year period ended December 31, 1995 and the period from October 1, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1998, by correspondence with the custodian and brokers; and where confirms were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Florida Municipal Fund as of July 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the seven-month period ended July 31, 1996, each of the years in the two-year period ended December 31, 1995 and the period from October 1, 1993 (commencement of operations) to December 31, 1993, in conformity with generally accepted accounting principles.



/s/ KPMG Peat Marwick LLP
-------------------------
KPMG PEAT MARWICK LLP


Denver, Colorado
August 21, 1998

STATEMENT OF INVESTMENTS July 31, 1998


                                    RATINGS:
                                    MOODY'S/
                                                       S&P/FITCH                   FACE             MARKET VALUE
                                                       (UNAUDITED)                 AMOUNT           SEE NOTE 1
================================================================================================================
MUNICIPAL BONDS AND NOTES--99.5%
----------------------------------------------------------------------------------------------------------------
FLORIDA--81.1%
Alachua Cnty., FL HFAU RRB, Santa Fe HCF
Project, Escrowed to Maturity, 6%, 11/15/09            Baa1/AAA                    $1,000,000         $1,080,150
----------------------------------------------------------------------------------------------------------------
Brevard Cnty., FL Housing FAU MH RRB,
Windover Oaks Project, Series A, 6.90%, 2/1/27         NR/AAA                       1,000,000          1,135,270
----------------------------------------------------------------------------------------------------------------
Brevard Cnty., FL Housing FAU SFM RB,
6.70%, 9/1/27                                          Aaa/NR                         830,000            887,444
----------------------------------------------------------------------------------------------------------------
Broward Cnty., FL Housing FAU MH RB,
Pembroke Park Apts. Project, 5.70%, 10/1/33            NR/NR/A                      1,000,000          1,011,290
----------------------------------------------------------------------------------------------------------------
Broward Cnty., FL Housing FAU MH RB,
Pembroke Park Apts. Project, 5.75%, 4/1/38             NR/NR/A                      1,000,000          1,011,260
----------------------------------------------------------------------------------------------------------------
Broward Cnty., FL Housing FAU MH RB,
Stirling Apts. Project, 5.75%, 4/1/38                  NR/NR/A                        855,000            864,627
----------------------------------------------------------------------------------------------------------------
Broward Cnty., FL Housing FAU SFM RRB,
Series B, 5.40%, 4/1/29                                NR/NR/AAA                    2,000,000          2,014,360
----------------------------------------------------------------------------------------------------------------
Clay Cnty., FL Housing FAU SFM RB, 6.55%,
3/1/28                                                 Aaa/NR                         800,000            852,872
----------------------------------------------------------------------------------------------------------------
Collier Cnty., FL HFAU RRB,
The Moorings, Inc. Project, 7%, 12/1/19                NR/BBB+/A-                   1,000,000          1,108,710
----------------------------------------------------------------------------------------------------------------
Dade Cnty., FL Aviation RB, Series B,
MBIA Insured, 6.60%, 10/1/22                           Aaa/AAA/AA-                  1,000,000          1,094,110
----------------------------------------------------------------------------------------------------------------
Dade Cnty., FL IDAU RB, Miami Cerebral Palsy
Services Project, 8%, 6/1/22                           NR/NR                        1,170,000          1,317,186
----------------------------------------------------------------------------------------------------------------
Dade Cnty., FL Professional Sports Franchise
Facilities Tax & CAP RB, MBIA Insured,
Zero Coupon, 5.85%, 10/1/26(1)                         Aaa/AAA                      3,200,000            761,792
----------------------------------------------------------------------------------------------------------------
Dade Cnty., FL SPO RRB, Prerefunded,
Series B, AMBAC Insured, Zero Coupon,
9.159%, 10/1/14(1)                                     Aaa/AAA/AAA                  4,755,000          2,165,712
----------------------------------------------------------------------------------------------------------------
Escambia Cnty., FL HFAU RB, Azalea Trace,
Inc., 6%, 1/1/15                                       NR/NR/BBB-                   2,000,000          2,061,580



                      13 Oppenheimer Florida Municipal Fund

                                    RATINGS:
                                    MOODY'S/
                                                       S&P/FITCH                   FACE             MARKET VALUE
                                                       (UNAUDITED)                 AMOUNT           SEE NOTE 1
================================================================================================================
FLORIDA(CONTINUED)
Escambia Cnty., FL HFAU RRB, Baptist Hospital,
Inc. & Manor, Prerefunded, 5.125%, 10/1/19             A3/BBB+                     $2,500,000         $2,427,525
----------------------------------------------------------------------------------------------------------------
Escambia Cnty., FL HFAU RRB,
Baptist Hospital, Inc., Prerefunded,
Series A, 8.70%, 10/1/14                               NR/BBB+/BBB-                 1,000,000          1,028,180
----------------------------------------------------------------------------------------------------------------
Fishhawk, FL CDD SPAST RB, 7.625%, 5/1/18              NR/NR                        1,000,000          1,077,270
----------------------------------------------------------------------------------------------------------------
FL Heritage Harbor CDD SPAST RB,
Series B, 6%, 5/1/03                                   NR/NR                        1,000,000            994,720
----------------------------------------------------------------------------------------------------------------
FL HFA RB, Maitland Club Apts. Project,
Series B-1, AMBAC Insured, 6.75%, 8/1/14               Aaa/AAA/AAA                  1,000,000          1,095,410
----------------------------------------------------------------------------------------------------------------
FL HFA RB, Riverfront Apts., Series A,
AMBAC Insured, 6.25%, 4/1/37                           Aaa/AAA/AAA                  1,400,000          1,500,100
----------------------------------------------------------------------------------------------------------------
Grand Haven, FL CDD SPAST RB,
Series A, 6.30%, 5/1/02                                NR/NR                        1,645,000          1,687,194
----------------------------------------------------------------------------------------------------------------
Grand Haven, FL CDD SPAST RB,
Series B, 6.90%, 5/1/19                                NR/NR                          750,000            775,028
----------------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL Utility RRB,
Series A, FSA Insured, 7%, 8/1/14                      Aaa/AAA                        500,000            547,310
----------------------------------------------------------------------------------------------------------------
Lee Cnty., FL Housing FAU SFM RB,
Series A-2, 6.85%, 3/1/29                              Aaa/NR                       1,000,000          1,129,640
----------------------------------------------------------------------------------------------------------------
Martin Cnty., FL IDAU RRB,
Indiantown Cogeneration Project,
Series A, 7.875%, 12/15/25                             Baa3/BBB-/BBB                2,000,000          2,342,740
----------------------------------------------------------------------------------------------------------------
Miami Beach, FL RA Tax Increment RB,
City Center Historic Convention,
Series B, 6.25%, 12/1/16                               Baa2/BBB                       500,000            531,040
----------------------------------------------------------------------------------------------------------------
Miami Beach, FL RA Tax Increment RB,
City Center Historic Convention,
Series B, 6.35%, 12/1/22                               Baa2/BBB                       500,000            531,290
----------------------------------------------------------------------------------------------------------------
Miami, FL HFAU RRB, AMBAC Insured,
Inverse Floater, 6.75%, 8/15/15(2)                     Aaa/AAA/AAA                  2,000,000          2,052,500
----------------------------------------------------------------------------------------------------------------
Miami, FL Sanitation & Sewer Systems GOB,
FGIC Insured, 6.50%, 1/1/14                            Aaa/AAA                      1,750,000          1,909,688



                      14 Oppenheimer Florida Municipal Fund

                                    RATINGS:
                                    MOODY'S/
                                                       S&P/FITCH                   FACE             MARKET VALUE
                                                       (UNAUDITED)                 AMOUNT           SEE NOTE 1
================================================================================================================
FLORIDA(CONTINUED)
Miami-Dade Cnty., FL SPO RB, Sub. Lien,
Series B, MBIA Insured, Zero Coupon,
5.495%, 10/1/28(1)                                     Aaa/AAA/AAA                 $4,500,000        $   879,975
----------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL SPO RB, Sub. Lien,
Series B, MBIA Insured, Zero Coupon,
5.533%, 10/1/34(1)                                     Aaa/AAA/AAA                  3,170,000            441,866
----------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL SPO RRB, Sub. Lien,
Series A, MBIA Insured, Zero Coupon,
5.52%, 10/1/17(1)                                      Aaa/AAA/AAA                  5,425,000          1,977,304
----------------------------------------------------------------------------------------------------------------
Orlando, FL Utilities Commission
Water & Electric RB, Inverse Floater,
7.225%, 10/1/17(2)                                     Aa/AA-                       1,000,000          1,087,500
----------------------------------------------------------------------------------------------------------------
Palm Beach Cnty., FL Housing FAU MH RB,
Windsor Park Apts. Project,
Series A, 5.90%, 6/1/38                                NR/NR/A                        500,000            511,935
----------------------------------------------------------------------------------------------------------------
Plantation, FL HFAU RRB, Covenant
Village of Florida, Inc., 5.125%, 12/1/22              NR/A-                          750,000            734,625
----------------------------------------------------------------------------------------------------------------
Port St. Lucie, FL Utility RB, Prerefunded,
Series A, FGIC Insured, Zero Coupon,
6.25%, 9/1/16(1)                                       Aaa/AAA                      1,045,000            411,814
----------------------------------------------------------------------------------------------------------------
St. Petersburg, FL Public Improvement RRB,
MBIA Insured, 6.375%, 2/1/12                           Aaa/AAA                        750,000            811,080
----------------------------------------------------------------------------------------------------------------
Tampa Palms, FL Open Space & Transition
CDD SPAST RB, Capital Improvement-Area 7
Phase Two Project, 7.50%, 5/1/18                       NR/NR                        1,200,000          1,269,432
----------------------------------------------------------------------------------------------------------------
Village CDD No. 3, FL SPAST RB,
MBIA Insured, 5%, 5/1/19                               Aaa/AAA                      1,000,000            977,820
                                                                                                     -----------
                                                                                                      46,099,349



                      15 Oppenheimer Florida Municipal Fund

                                    RATINGS:
                                    MOODY'S/
                                                       S&P/FITCH                   FACE             MARKET VALUE
                                                       (UNAUDITED)                 AMOUNT           SEE NOTE 1
================================================================================================================
U.S. POSSESSIONS--18.4%

Guam Housing Corp. SFM RB, Series A,
5.75%, 9/1/31                                              NR/AAA                  $2,500,000        $ 2,658,250
----------------------------------------------------------------------------------------------------------------
PR CMWLTH Aqueduct & Sewer Authority RB,
Escrowed to Maturity, 10.25%, 7/1/09                       Aaa/AAA                    540,000            729,000
----------------------------------------------------------------------------------------------------------------
PR CMWLTH HTAU RB, Series W,
Inverse Floater, 6.93%, 7/1/10(2)                          Baa1/A                   1,000,000          1,095,000
----------------------------------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU Special RRB,
Unrefunded Balance, Series A, 7.90%, 7/1/07                Baa1/BBB+                  130,000            132,997
----------------------------------------------------------------------------------------------------------------
PR Public Buildings Authority RB, Series B,
5.25%, 7/1/21                                              Baa1/A                   2,300,000          2,298,367
----------------------------------------------------------------------------------------------------------------
PR Telephone Authority RB, MBIA Insured,
Inverse Floater, 7.118%, 1/16/15(2)                        Aaa/AAA                  1,000,000          1,063,750
----------------------------------------------------------------------------------------------------------------
Virgin Islands Water & PAU Electric Systems
RRB, 5.30%, 7/1/18                                         NR/NR/BBB                1,500,000          1,495,365
----------------------------------------------------------------------------------------------------------------
Virgin Islands Water & PAU Electric Systems
RRB, 5.30%, 7/1/21                                         NR/NR/BBB                1,000,000            992,740
                                                                                                     -----------
                                                                                                      10,465,469
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $53,944,108)                                             99.5%      56,564,818
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                             0.5          292,015
                                                                                    -----------      -----------
NET ASSETS                                                                                100.0%     $56,856,833
                                                                                    ===========      ===========

To simplify the listings of securities, abbreviations are used per the table below:

CAP       --Capital Appreciation                     IDAU   --Industrial Development Authority
CDD       --Community Development District           MH     --Multifamily Housing
CMWLTH    --Commonwealth                             PAU    --Power Authority
FAU       --Finance Authority                        RA     --Redevelopment Agency
GOB       --General Obligation Bonds                 RB     --Revenue Bonds
HCF       --Health Care Facilities                   RRB    --Revenue Refunding Bonds
HFA       --Housing Finance Agency                   SFM    --Single Family Mortgage
HFAU      --Health Facilities Authority              SPAST  --Special Assessment
HTAU      --Highway & Transportation Authority       SPO    --Special Obligations

1. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $5,298,750 or 9.32% of the Fund's net assets as of July 31, 1998.



                      16 Oppenheimer Florida Municipal Fund

--------------------------------------------------------------------------------
As of July 31, 1998, securities subject to the alternative minimum tax amount to $15,473,939 or 27.22% of the Fund's net assets.

Distribution of investments by industry, as a percentage of total investments at value, is as follows:

INDUSTRY                                      MARKET VALUE               PERCENT
--------------------------------------------------------------------------------
Special Assessment                            $  9,416,666                  16.7%
--------------------------------------------------------------------------------
Single Family Housing                            8,637,976                  15.3
--------------------------------------------------------------------------------
Hospital/Healthcare                              6,588,355                  11.6
--------------------------------------------------------------------------------
Multi-Family Housing                             6,034,482                  10.7
--------------------------------------------------------------------------------
Sales Tax                                        5,597,854                   9.9
--------------------------------------------------------------------------------
Adult Living Facilities                          3,904,915                   6.9
--------------------------------------------------------------------------------
Electric Utilities                               3,575,605                   6.3
--------------------------------------------------------------------------------
Corporate Backed                                 2,342,740                   4.1
--------------------------------------------------------------------------------
Lease Rental                                     2,298,367                   4.1
--------------------------------------------------------------------------------
General Obligation                               1,909,688                   3.4
--------------------------------------------------------------------------------
Water Utilities                                  1,688,124                   3.0
--------------------------------------------------------------------------------
Not-for-Profit Organization                      1,317,186                   2.3
--------------------------------------------------------------------------------
Highways                                         1,095,000                   1.9
--------------------------------------------------------------------------------
Marine/Aviation Facilities                       1,094,110                   1.9
--------------------------------------------------------------------------------
Telephone Utilities                              1,063,750                   1.9
                                               -----------                 -----
                                               $56,564,818                 100.0%
                                               ===========                 =====

See accompanying Notes to Financial Statements.



                      17 Oppenheimer Florida Municipal Fund

STATEMENT OF ASSETS AND LIABILITIES July 31, 1998

=============================================================================================
ASSETS
Investments, at value (cost $53,944,108)--see accompanying statement              $56,564,818
---------------------------------------------------------------------------------------------
Receivables:
Interest                                                                              754,489
Investments sold                                                                      143,659
Shares of beneficial interest sold                                                      7,557
---------------------------------------------------------------------------------------------
Other                                                                                   4,044
                                                                                   ----------
Total assets                                                                       57,474,567

=============================================================================================
LIABILITIES
Bank overdraft                                                                         43,863
---------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                311,309
Dividends                                                                             143,527
Trustees' fees--Note 1                                                                 67,480
Shareholder reports                                                                    29,376
Distribution and service plan fees                                                      5,905
Transfer and shareholder servicing agent fees                                           5,719
Other                                                                                  10,555
                                                                                   ----------
Total liabilities                                                                     617,734

=============================================================================================
NET ASSETS                                                                        $56,856,833
                                                                                  ===========

---------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                   $55,135,922
---------------------------------------------------------------------------------------------
Overdistributed net investment income                                                (210,725)
---------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                             (689,074)
---------------------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                                  2,620,710
                                                                                  -----------
Net assets                                                                        $56,856,833
                                                                                  ===========



                      18 Oppenheimer Florida Municipal Fund

================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$35,073,532 and 3,018,984 shares of beneficial interest outstanding)                      $11.62
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                                  $12.20

------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $19,344,405
and 1,662,582 shares of beneficial interest outstanding)                                  $11.64

------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,438,896
and 210,126 shares of beneficial interest outstanding)                                    $11.61

See accompanying Notes to Financial Statements.



                      19 Oppenheimer Florida Municipal Fund

STATEMENT OF OPERATIONS For the Year Ended July 31, 1998

==========================================================================================
INVESTMENT INCOME
Interest                                                                        $2,828,683

==========================================================================================
EXPENSES
Management fees--Note 4                                                            304,671
------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                             76,860
Class B                                                                            170,129
Class C                                                                             16,343
------------------------------------------------------------------------------------------
Trustees' fees and expenses--Note 1                                                 59,856
------------------------------------------------------------------------------------------
Shareholder reports                                                                 29,739
------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                               27,616
------------------------------------------------------------------------------------------
Custodian fees and expenses                                                         16,505
------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                         13,598
------------------------------------------------------------------------------------------
Registration and filing fees                                                         3,790
------------------------------------------------------------------------------------------
Other                                                                                4,746
                                                                                ----------
Total expenses                                                                     723,853
Less reimbursement of expenses by OppenheimerFunds, Inc.--Note 4                   (78,705)
Less expenses paid indirectly--Note 4                                              (16,216)
                                                                                ----------
Net expenses                                                                       628,932

==========================================================================================
NET INVESTMENT INCOME                                                            2,199,751

==========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) Net realized gain (loss) on:
Investments                                                                         70,132
Closing of futures contracts--Note 5                                               (81,462)
                                                                                ----------
Net realized loss                                                                  (11,330)

==========================================================================================
Net change in unrealized appreciation or depreciation on investments               841,381
                                                                                ==========
Net realized and unrealized gain                                                   830,051

==========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $3,029,802
                                                                                ==========

See accompanying Notes to Financial Statements.



                      20 Oppenheimer Florida Municipal Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                YEAR ENDED JULY 31,
                                                                                1998                1997
================================================================================================================
OPERATIONS
Net investment income                                                           $  2,199,751        $  2,087,380
----------------------------------------------------------------------------------------------------------------
Net realized loss                                                                    (11,330)           (440,924)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                841,381           1,685,747
                                                                                ------------        ------------
Net increase in net assets resulting from operations                               3,029,802           3,332,203

================================================================================================================
DIVIDENDS TO SHAREHOLDERS Dividends from net investment income:
Class A                                                                           (1,597,270)         (1,321,674)
Class B                                                                             (717,925)           (645,872)
Class C                                                                              (68,196)            (17,307)

================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial
interest transactions--Note 2:
Class A                                                                            7,211,018           7,261,833
Class B                                                                            3,780,983           1,975,456
Class C                                                                            1,468,391             862,016

================================================================================================================
NET ASSETS
Total increase                                                                    13,106,803          11,446,655
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                               43,750,030          32,303,375
                                                                                ------------        ------------
End of period (including overdistributed net investment
income of $210,725 and $9,345, respectively)                                     $56,856,833         $43,750,030
                                                                                ============       =============

See accompanying Notes to Financial Statements.






                      21 Oppenheimer Florida Municipal Fund

FINANCIAL HIGHLIGHTS

                                                           CLASS A
                                                           -----------------------------------------------------
                                                                                                        YEAR
                                                                                                        ENDED
                                                           YEAR ENDED JULY 31,                          DEC. 31,
                                                           1998           1997           1996(2)        1995
================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                       $11.47         $11.07         $11.40           $10.26
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .54            .64            .36              .63
Net realized and unrealized gain (loss)                       .19            .37           (.34)            1.14
                                                         --------       --------       --------         --------
Total income (loss) from investment operations                .73           1.01            .02             1.77

----------------------------------------------------------------------------------------------------------------
Dividends to shareholders:
Dividends from net investment income                         (.58)          (.61)          (.35)            (.63)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $11.62         $11.47         $11.07           $11.40
                                                         ========       ========       ========         ========

================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)                          6.52%          9.39%          0.25%           17.60%

================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $35,074        $27,446        $19,366          $19,377
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $32,153        $24,333        $18,415          $14,508
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                        4.61%          5.70%          5.50%(5)         5.71%
Expenses, before reimbursement and voluntary
assumption by the Manager or Distributor(6)                  1.15%          1.02%          1.23%(5)         1.36%
Expenses, net of reimbursement and voluntary
assumption by the Manager or Distributor                     0.96%          0.87%          1.09%(5)         0.53%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                                   35.3%          42.5%          21.2%            18.4%

1. For the period from August 29, 1995 (inception of offering) to December 31, 1995.

2. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

3. For the period from October 1, 1993 (commencement of operations) to December 31, 1993.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

5. Annualized.



                      22 Oppenheimer Florida Municipal Fund

                             CLASS B
-----------------------      ----------------------------------------------------------------------------------


                              YEAR ENDED JULY 31,                          YEAR ENDED DECEMBER 31,
1994            1993(3)       1998            1997          1996(2)        1995           1994           1993(3)
===============================================================================================================
  $11.79        $11.43         $11.49         $11.09         $11.42          $10.27        $11.81        $11.43
---------------------------------------------------------------------------------------------------------------

     .64           .14            .46            .55            .31             .55           .56           .12
   (1.53)          .36            .18            .37           (.34)           1.15         (1.54)          .38
--------     ---------       --------       --------      ---------       ---------     ---------      --------
    (.89)          .50            .64            .92           (.03)           1.70          (.98)          .50

---------------------------------------------------------------------------------------------------------------

    (.64)         (.14)          (.49)          (.52)          (.30)           (.55)         (.56)         (.12)
---------------------------------------------------------------------------------------------------------------
  $10.26        $11.79         $11.64         $11.49         $11.09          $11.42        $10.27        $11.81
========     =========       ========       ========      =========       =========     =========      ========

===============================================================================================================
   (7.66)%        4.39%          5.71%          8.56%        (0.19)%          16.81%        (8.42)%        4.35%

===============================================================================================================

 $11,992        $7,062        $19,344        $15,348        $12,865         $12,658        $7,992        $4,874
---------------------------------------------------------------------------------------------------------------
 $ 9,741        $2,471        $17,024        $13,812        $12,843         $10,772        $6,987        $2,304
---------------------------------------------------------------------------------------------------------------

    5.90%         5.08%(5)       3.85%          4.93%          4.75%(5)        4.92%         5.13%         4.20%(5)

    1.25%         1.89%(5)       1.91%          1.79%          1.97%(5)        2.11%         1.99%         2.20%(5)

    0.29%           --           1.72%          1.64%          1.83%(5)        1.29%         1.03%         0.38%(5)
---------------------------------------------------------------------------------------------------------------
    30.4%           --           35.3%          42.5%          21.2%           18.4%         30.4%           --

6. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended July 31, 1998 were $30,270,075 and $17,352,208, respectively.



                      23 Oppenheimer Florida Municipal Fund

                                     CLASS C
                                                             ---------------------------------------------------
                                                                                                       PERIOD
                                                                                                       ENDED
                                                             YEAR ENDED JULY 31,                       DEC. 31,
                                                             1998           1997           1996(2)     1995(1)
===============================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                         $11.46         $11.07         $11.40        $10.96
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .46            .53            .31           .20
Net realized and unrealized gain (loss)                         .18            .38           (.34)          .44
                                                             ------         ------         ------        ------
Total income (loss) from investment operations                  .64            .91           (.03)          .64

---------------------------------------------------------------------------------------------------------------
Dividends to shareholders:
Dividends from net investment income                           (.49)          (.52)          (.30)         (.20)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $11.61         $11.46         $11.07        $11.40
                                                             ======         ======         ======        ======

===============================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)                            5.72%          8.41%         (0.22)%        5.86%

===============================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $2,439           $956            $72           $39
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $1,638           $380            $78           $ 5
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                          3.82%          4.87%          4.68%(5)      4.68%(5)
Expenses, before reimbursement and voluntary
assumption by the Manager or Distributor(6)                    1.91%          1.75%          1.99%(5)      1.92%(5)
Expenses, net of reimbursement and voluntary
assumption by the Manager or Distributor                       1.72%          1.60%          1.87%(5)      1.43%(5)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                                     35.3%          42.5%          21.2%         18.4%

1. For the period from August 29, 1995 (inception of offering) to December 31, 1995.

2. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

3. For the period from October 1, 1993 (commencement of operations) to December 31, 1993.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

5. Annualized.

6. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended July 31, 1998 were $30,270,075 and $17,352,208, respectively.

See accompanying Notes to Financial Statements.



                      24 Oppenheimer Florida Municipal Fund

NOTES TO FINANCIAL STATEMENTS


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Florida Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from Federal income tax for individual investors as is available from Municipal Securities and consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.



                      25 Oppenheimer Florida Municipal Fund

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At July 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $689,000, which expires between 2002 and 2006.

--------------------------------------------------------------------------------
TRUSTEES' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 1998, a provision of $44,250 was made for the Fund's projected benefit obligations, and payments of $3,017 were made to retired trustees, resulting in an accumulated liability of $67,402 at July 31, 1998.

                    The Board of Trustees had adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.



                      26 Oppenheimer Florida Municipal Fund

================================================================================
The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 1998, amounts have been reclassified to reflect an increase in overdistributed net investment income of $17,740, a decrease in accumulated net realized loss of $29,371, and a decrease in paid-in capital of $11,631.

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Original issue discount on securities purchased is amortized over the life of the respective securities using the effective yield method, in accordance with federal income tax requirements. As of November 4, 1997, in order to conform book and tax bases, the Fund began amortization of premiums on securities for book purposes. Such cumulative change was limited to a reclassification adjustment and had no impact on net assets or total increase (decrease) in net assets. Accordingly, during the year ended July 31, 1998, amounts have been reclassified to reflect an increase in net unrealized appreciation of investments of $209,684. Paid-in capital was decreased for the same amount. For bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

                    The Fund concentrates its investments in Florida and, therefore, may have more credit risks related to the economic conditions of Florida than a portfolio with a broader geographical diversification.

                    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                      27 Oppenheimer Florida Municipal Fund

================================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                           YEAR ENDED JULY 31, 1998                YEAR ENDED JULY 31, 1997
                                           -----------------------------           -----------------------------
                                           SHARES            AMOUNT                SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------------
Class A:
Sold                                       1,195,905         $13,813,731           1,262,441         $14,136,662
Dividends reinvested                          63,562             733,601              50,145             560,600
Redeemed                                    (633,408)         (7,336,314)           (668,800)         (7,435,429)
                                           ---------         -----------           ---------         -----------
Net increase                                 626,059         $ 7,211,018             643,786         $ 7,261,833
                                           =========         ===========           =========         ===========

----------------------------------------------------------------------------------------------------------------
Class B:
Sold                                         693,496         $ 8,039,313             403,666         $ 4,529,195
Dividends reinvested                          22,676             262,010              19,283             215,875
Redeemed                                    (389,687)         (4,520,340)           (247,008)         (2,769,614)
                                           ---------         -----------           ---------         -----------
Net increase                                 326,485         $ 3,780,983             175,941         $ 1,975,456
                                           =========         ===========           =========         ===========

----------------------------------------------------------------------------------------------------------------
Class C:
Sold                                         149,594         $ 1,731,405              78,461         $   879,529
Dividends reinvested                           4,135              47,808               1,066              11,932
Redeemed                                     (27,020)           (310,822)             (2,638)            (29,445)
                                           ---------         -----------           ---------         -----------
Net increase                                 126,709         $ 1,468,391              76,889         $   862,016
                                           =========         ===========           =========         ===========

================================================================================================================

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

At July 31, 1998, net unrealized appreciation on investments of $2,620,710 was composed of gross appreciation of $2,649,374, and gross depreciation of $28,664.



                      28 Oppenheimer Florida Municipal Fund

================================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million and 0.35% of average annual net assets in excess of $1 billion. Effective January 1, 1997, the Manager has voluntarily undertaken to waive a portion of its management fee, whereby the Fund pays a fee not to exceed 0.545% of average annual net assets.

                    For the year ended July 31, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $231,974, of which $35,950 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $245,210 and $15,018, respectively. During the year ended July 31, 1998, OFDI received contingent deferred sales charges of $71,658 and $1,061, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

                    OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

                    Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

                    The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% (voluntarily reduced to 0.15% by the Fund's Board) of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended July 31, 1998, OFDI paid $1,132 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.



                      29 Oppenheimer Florida Municipal Fund

================================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES(CONTINUED)

The Fund has adopted a Distribution and Service Plan for Class B shares to reimburse OFDI for its costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year for its services rendered in distributing Class B shares. OFDI also receives a service fee of 0.25% (voluntarily reduced to 0.15% by the Fund's Board) per year to reimburse dealers for providing personal services for accounts that hold Class B shares. Each fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the year ended July 31, 1998, OFDI retained $134,852 as reimbursement for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of July 31, 1998, OFDI had incurred excess distribution and servicing costs of $539,083 for Class B.

                    The Fund has adopted a Distribution and Service Plan for Class C shares to compensate OFDI for its costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares. OFDI also receives a service fee of 0.25% (voluntarily reduced to 0.15% by the Fund's Board) per year to compensate dealers for providing personal services for accounts that hold Class C shares. Each fee is computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the year ended July 31, 1998, OFDI retained $12,106 as compensation for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of July 31, 1998, OFDI had incurred excess distribution and servicing costs of $24,960 for Class C.



                      30 Oppenheimer Florida Municipal Fund

================================================================================
5. FUTURES CONTRACTS

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates or for purposes of duration management. The Fund may also buy or write put or call options on these futures contracts.

                    The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient than actually buying fixed income securities.

                    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

                    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

                    The Fund had no borrowings outstanding during the year ended July 31, 1998.

                                     A-1
Appendix A

-------------------------------------------------------------------------------
               Descriptions of Municipal Bond Ratings Categories
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         Of Principal Rating Agencies
-------------------------------------------------------------------------------

Municipal Bonds

Moody's Investor Services, Inc. The ratings of Moody's Investors Service, Inc. ("Moody's") for municipal bonds are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated Aa1, A1, Baa1, Ba1 and B1 respectively.

|_| Aaa. Municipal bonds rated "Aaa" are judged to be of the "best quality." |_| Aa. The rating "Aa" is assigned to bonds which are judged of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than "Aaa" rated municipal bonds. "Aaa" and "Aa" rated bonds are generally known as "high grade bonds." |_| A. Municipal bonds rated "A" by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment at some time in the future. |_| Baa. Municipal bonds rated "Baa" are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and have speculative characteristics as well. |_| Ba. Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. |_| B. Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. |_| Caa. Bonds rated "Caa" are in poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. |_| Ca. Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. |_| C. Bonds rated "C" are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Municipal bonds rated by Moody's that have a demand feature that provides the holder with the ability to periodically tender ("put") the portion of the debt covered by the demand feature, may also have a short-term rating assigned to such demand feature. The short-term rating uses the symbol "VMIG" to distinguish characteristics that include payment upon periodic demand rather than fund or scheduled maturity dates and potential reliance upon external liquidity, as well as other factors. The highest investment quality is designated by the VMIG 1 rating and the lowest by VMIG 4.

Standard & Poor's Corporation. Bonds rated in the top four categories (AAA, AA, A, BBB) are commonly referred to as "investment grade." The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Ratings of BB, B, CCC and CC are regarded as having significant speculative characteristics.

|_| AAA. Obligors of municipal bonds rated AAA have "extremely strong capacity" to meet financial commitments. |_| AA. The rating AA is given to obligors with "very strong capacity" to meet financial commitments. |_| A. The rating A is given to obligors with a "strong capacity" to meet financial commitments but is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligors in higher categories. |_| BBB. The BBB rating is given to an obligor that has "adequate capacity" to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. |_| BB. Obligors rated BB are less vulnerable in the near-term than other lower-rated obligations to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which would lead to inadequate capacity to meet financial commitments. |_| B. Obligors rated B have a greater vulnerability than obligors rated BB, but currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments. |_| CCC. Obligors rated CCC are currently vulnerable and are dependent upon favorable business, financial, and economic conditions to meet financial commitments. |_| CC. Obligors rated CC are currently highly vulnerable. |_| C. Bonds rated C typically are debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. |_| D. Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during the grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized. Fitch. The ratings of Fitch IBCA, Inc. for municipal bonds are AAA, AA, A, BBB, BB, B, CCC, CC, C, DDD, DD, and D. Bonds rated AAA, AA, A and BBB are considered to be of investment grade quality. Bonds rated below BBB are considered to be of speculative quality. |_| AAA. Municipal Bonds rated AAA are judged to be of the "highest credit quality." |_| AA. The rating of AA is assigned to bonds of "very high credit quality." |_| A. Municipal bonds rated A are considered to be of "high credit quality." |_| BBB. The rating BBB is assigned to bonds of "satisfactory credit quality." A and BBB rated bonds are more vulnerable to adverse changes in economic conditions than bonds with higher ratings. |_| BB. The rating BB is assigned to bonds considered to be "speculative." |_| B. The rating B is assigned to bonds considered to be "highly speculative." |_| CCC. Bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. |_| CC. Bonds rated CC are considered minimally protected. Default in payment of interest and/or principal seems probable over time. |_| C. Bonds rated C are in imminent default in payment of interest or principal. |_| DDD and below. Bonds rated DDD, DD and D are in default on interest and/or principal payments. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Duff & Phelps. The ratings of Duff & Phelps are as follows:
|_| AAA. These are judged to be the "highest credit quality". The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
|_| AA+, AA & AA-. High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. |_| A+, A & A-. Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress. |_| BBB+, BBB & BBB-. These have below average protection factors but are still considered sufficient for prudent investment. They have considerable variability in risk during economic cycles. |_| BB+, BB & BB-. These are below investment grade but are deemed to be able to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category. |_| B+, B & B-. These are below investment grade and possess risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade. |_| CCC. Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic industry conditions, and/or with unfavorable company developments. |_| DD. These are defaulted debt obligations. The issuer failed to meet scheduled principal and/or interest payments.

Municipal Notes

Moody's. Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). Notes bearing the designation MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for financing. Notes bearing the designation "MIG-2" are of high quality with ample margins of protection, although not as large as notes rated "MIG-1." Such short-term notes that have demand features may also carry a rating using the symbol VMIG as described above, with the designation MIG-1/VMIG 1 denoting best quality, with superior liquidity support in addition to those characteristics attributable to the designation MIG-1.

Standard & Poor's. S&P's ratings for municipal notes due in three years or less are SP-1, SP-2, and SP-3. SP-1 describes issues with a very strong capacity to pay principal and interest and compares with bonds rated A by S&P. If modified by a plus sign, it compares with bonds rated AA or AAA by S&P. SP-2 describes issues with a satisfactory capacity to pay principal and interest, and compares with bonds rated BBB by S&P. SP-3 describes issues that have a speculative capacity to pay principal and interest.

Fitch. Fitch's rating for municipal notes due in three years or less are F-1+, F-1, F-2, F-3, F-S and D. F-1+ describes notes with an exceptionally strong credit quality and the strongest degree of assurance for timely payment. F-1 describes notes with a very strong credit quality and assurance of timely payment is only slightly less in degree than issues rated F-1+. F-2 describes notes with a good credit quality and a satisfactory assurance of timely payment, but the margin of safety is not as great for issues assigned F-1+ or F-1 ratings. F-3 describes notes with a fair credit quality and an adequate assurance of timely payment, but near-term adverse changes could cause such securities to be rated below investment grade. F-S describes notes with weak credit quality. Issues rated D are in actual or imminent payment default.

Corporate Debt

      The other debt securities included in the definition of temporary defensive investments the Fund may hold are corporate (as opposed to municipal) debt obligations. The Moody's, S&P and Fitch corporate debt ratings do not differ materially from those set forth above for municipal bonds.
Commercial Paper

Moody's. The ratings of commercial paper by Moody's are Prime-1, Prime-2, Prime-3 and Not Prime. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. The ratings of commercial paper by S&P are A-1, A-2, A-3, B, C, and D. A-1 indicates that the degree of safety regarding timely payment is strong. A-2 indicates capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. A-3 indicates an adequate capacity for timely payments. These issues are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B indicates only speculative capacity for timely payment. C indicates a doubtful capacity for payment. D is assigned to issues in default.

Fitch. The ratings of commercial paper by Fitch are similar to its ratings of Municipal Notes, above.

                                      B-1
Appendix B

-------------------------------------------------------------------------------
               Municipal Bond Industry Classifications
-------------------------------------------------------------------------------

         Electric
         Resource Recovery
         Gas
         Water
         Higher Education
         Sewer
         Education
         Telephone
                 Lease Rental
         Adult Living Facilities
         Hospital
Non Profit Organization
         General Obligation
         Highways
         Special Assessment
         Marine/Aviation Facilities
         Sales Tax
                 Multi Family Housing
         Manufacturing, Non Durables
         Single Family Housing
         Manufacturing, Durables
         Pollution Control

                                     C-14
                                  Appendix C

-------------------------------------------------------------------------------
        OppenheimerFunds Special Sales Charge Arrangements and Waivers
-------------------------------------------------------------------------------

      In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived. That is because of the economies of sales efforts realized by the Distributor or the dealers or other financial institutions offering those shares to certain classes of investors or in certain transactions.

      Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds that were merged into or became Oppenheimer funds.

      For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
        Code,
(2) non-qualified deferred compensation plans, (3) employee benefit plans1 (4) Group Retirement Plans2 (5) 403(b)(7) custodial plan accounts (6) SEP-IRAs, SARSEPs or SIMPLE plans

      The interpretation of these provisions as to the applicability of a waiver in a particular case is determined solely by the Distributor or the Transfer Agent of the fund. These waivers and special arrangements may be amended or terminated at any time by the applicable Fund and/or the Distributor. Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
--------------
1. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
2. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.

-------------------------------------------------------------------------------
Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on these purchases the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge": |_| Purchases of Class A shares aggregating $1 million or more. |_| Purchases by a Retirement Plan that: (1) buys shares costing $500,000 or more, or (2) has, at the time of purchase, 100 or more eligible participants or total plan assets of $500,000 or more, or
(3) certifies to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases  by  an   OppenheimerFunds-sponsored   Rollover   IRA,  if  the
        purchases are made:
(1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_| Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)   The record  keeping is performed by Merrill  Lynch Pierce Fenner & Smith,
           Inc.   ("Merrill   Lynch")  on  a  daily  valuation  basis  for  the
           Retirement   Plan.   On  the  date  the  plan   sponsor   signs  the
           record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds,
           other  than  those   advised  or  managed  by  Merrill  Lynch  Asset
           Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2)   The  record  keeping  for the  Retirement  Plan is  performed  on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

-------------------------------------------------------------------------------
Waivers of Class A Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------

Waivers  of  Initial  and   Contingent   Deferred  Sales  Charges  for  Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):
      |_|  The Manager or its affiliates.
      |_| Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
      |_| Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      |_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
      |_| Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
      |_| Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
      |_| Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
      |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      |_| Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
      |_| Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
      |_| Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
      |_| A unit investment trust that has entered into an appropriate agreement with the Distributor.
      ? Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      ? Retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      ? A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
      ? A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

Waivers  of  Initial  and   Contingent   Deferred   Sales  Charges  in  Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases):
      |_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
      |_| Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      |_| Shares purchased and paid for with the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
      |_| Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
      ? Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

Waivers  of  the  Class  A  Contingent   Deferred   Sales  Charge  for  Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value.
      |_| Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," in the Prospectus).
      ? For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)   Following  the death or  disability  (as defined in the Internal  Revenue
           Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.
(3) To return contributions made due to a mistake of fact. (4) Hardship withdrawals, as defined in the plan. (5) Under a Qualified Domestic Relations Order, as defined in the Internal
           Revenue Code.
(6)        To meet the minimum distribution requirements of the Internal Revenue
           Code.
(7)        To establish  "substantially equal periodic payments" as described in
           Section 72(t) of the Internal Revenue Code.
(8) For retirement distributions or loans to participants or beneficiaries. (9) Separation from service.
        (10)Participant-directed redemptions to purchase shares of a mutual fund other than a fund managed by the Manager or a subsidiary. The fund must be one that is offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor. (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
      ? For distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
      ? For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


-------------------------------------------------------------------------------
Waivers of Class B and Class C Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------

      The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

Waivers for Redemptions in Certain Cases.

The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:
      ? Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies,"
in the applicable Prospectus.
      ? Distributions to participants or beneficiaries from Retirement Plans, if the distributions are made:
(a)   under an  Automatic  Withdrawal  Plan after the  participant  reaches age
           59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or
(b)        following the death or disability (as defined in the Internal Revenue
           Code) of the participant or beneficiary (the death or disability must have occurred after the account was established).
      ? Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
      ? Returns of excess contributions to Retirement Plans.
      ? Distributions from Retirement Plans to make "substantially equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request.
      ? Distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans:
(1)   for hardship withdrawals;
(2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code;
(3) to meet minimum distribution requirements as defined in the Internal Revenue Code;
(4)        to make  "substantially  equal  periodic  payments"  as  described in
           Section 72(t) of the Internal Revenue Code;
(5) for separation from service; or (6) for loans to participants or beneficiaries.
      ? Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
      ? Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
      ? Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

Waivers for Shares Sold or Issued in Certain Transactions.

      The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      |_| Shares sold to the Manager or its affiliates.
      |_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
            |_| Shares issued in plans of reorganization to which the Fund is a party.

-------------------------------------------------------------------------------
Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of the Former Quest for Value Funds
-------------------------------------------------------------------------------

      The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

      Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Balanced Value Fund, Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Small Cap Value Fund and Oppenheimer Quest Global Value Fund, Inc.

      These arrangements also apply to shareholders of the following funds when they merged into various Oppenheimer funds on November 24, 1995:

      Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
        |_| acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds or
        |_| purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

Reductions or Waivers of Class A Sales Charges.

      |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

----------------------------------------------------------------------
Number of                           Initial Sales
Eligible         Initial Sales      Charge as a %    Commission as %
Employees or     Charge as a % of   of Net Amount    of Offering
Members          Offering Price     Invested         Price
----------------------------------------------------------------------
----------------------------------------------------------------------

9 or Fewer             2.50%             2.56%            2.00%
----------------------------------------------------------------------
----------------------------------------------------------------------

At  least 10 but
not more than 49       2.00%             2.04%            1.60%
----------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

      |_| Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

      |_| Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

Class A, Class B and Class C Contingent Deferred Sales Charge Waivers

      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
      ? withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and
      ? liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
      ? redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
      ? withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and
      ? liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

-------------------------------------------------------------------------------
Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.
-------------------------------------------------------------------------------

      The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the Prospectus or this Appendix for Oppenheimer U. S. Government Trust, Oppenheimer Bond Fund, Oppenheimer
Disciplined Value Fund and Oppenheimer Disciplined Allocation Fund (each is included in the reference to "Fund" below) are modified as described below for those shareholders who were shareholders of Connecticut Mutual Liquid Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Income Account, Connecticut Mutual Growth Account, Connecticut Mutual Total Return Account, CMIA LifeSpan Capital Appreciation Account, CMIA LifeSpan Balanced Account and CMIA Diversified Income Account (the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds.

Prior Class A CDSC and Class A Sales Charge Waivers

      ? Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former
        Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      ? Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares: (1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

Class A and Class B Contingent Deferred Sales Charge Waivers

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996: (1) by the estate of a deceased shareholder;
(2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

-------------------------------------------------------------------------------
Special Reduced Sales Charge for Former Shareholders of Advance America
Funds, Inc.
-------------------------------------------------------------------------------

      Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

-------------------------------------------------------------------------------
Oppenheimer Florida Municipal Fund
-------------------------------------------------------------------------------

Internet Web Site:
         www.oppenheimerfunds.com

Investment Adviser
    OppenheimerFunds, Inc.
    Two World Trade Center
    New York, New York 10048-0203

Distributor
    OppenheimerFunds Distributor, Inc.
    Two World Trade Center
    New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
    OppenheimerFunds Services
    P.O. Box 5270
    Denver, Colorado 80217
    1-800-525-7048

Custodian of Portfolio Securities
    Citibank, N.A.
    399 Park Avenue
    New York, New York 10043

Independent Auditors
    KPMG Peat Marwick LLP
    707 Seventeenth Street
    Denver, Colorado 80202

Legal Counsel
    Gordon Altman Butowsky Weitzen Shalov & Wein
    114 West 47th Street
    New York, New York 10036


PX795.1198

                    OPPENHEIMER MULTI-STATE MUNICIPAL TRUST

                                   FORM N-1A

                                    PART C

                               OTHER INFORMATION


    Item 23.  Exhibits

(a)   Amended and  Restated  Declaration  of Trust dated  September  16,  1996:
Previously filed with Registrant's Post-Effective Amendment No. 17, (November 25, 1996) and incorporated herein by reference .

(b) Amended By-Laws dated October 10, 1989: Previously filed with Registrant's Post-Effective Amendment No. 4 (April 30, 1992) refiled with
Registrant's  Post-Effective  Amendment  No. 12 (April 25,  1995)  pursuant  to
Item 102 of Regulation S-T, and incorporated herein by reference.

(c)   (i)  Oppenheimer  Pennsylvania  Municipal  Fund  Speciman  Class  A Share
      Certificate:    Previously   filed   with   Registrant's   Post-Effective
      Amendment No. 17 (November 25, 1996), and incorporated herein by reference.

      (ii)  Oppenheimer  Pennsylvania  Municipal  Fund  Speciman  Class B Share
      Certificate:    Previously   filed   with   Registrant's   Post-Effective
      Amendment No. 17 (November 25, 1996), and incorporated herein by reference.

      (iii)  Oppenheimer  Pennsylvania  Municipal  Fund Speciman  Class C Share
      Certificate:    Previously   filed   with   Registrant's   Post-Effective
      Amendment No. 17 (November 25, 1996), and incorporated herein by reference.

      (iv) Oppenheimer   Florida   Municipal   Fund  Speciman   Class  A  Share
      Certificate:    Previously   filed   with   Registrant's   Post-Effective
      Amendment No. 17 (November 25, 1996), and incorporated herein by reference.

      (v)   Oppenheimer   Florida   Municipal   Fund  Speciman  Class  B  Share
      Certificate:    Previously   filed   with  Registrant's Post-Effective
      Amendment No. 17 (November 25, 1996), and incorporated herein by reference.

      (vi)   Oppenheimer   Florida   Municipal  Fund  Speciman  Class  C  Share
      Certificate:    Previously   filed   with   Registran's Post-Effective
      Amendment No. 17 (November 25, 1996), and incorporated herein by reference.

      (vii)Oppenheimer  New  Jersey  Municipal  Fund  Speciman  Class  A  Share
      Certificate:    Previously   filed   with   Registrant's   Post-Effective
      Amendment No. 17 (November 25, 1996), and incorporated herein by reference.

      (viii)  Oppenheimer  New Jersey  Municipal  Fund  Speciman  Class B Share
      Certificate:    Previously   filed   with   Registrant's   Post-Effective
      Amendment No. 17 (November 25, 1996), and incorporated herein by reference.

      (ix)  Oppenheimer  New  Jersey  Municipal  Fund  Speciman  Class  C Share
      Certificate:    Previously   filed   with   Registrant's Post-Effective
      Amendment No. 17 (November 25, 1996), and incorporated herein by reference.

(d) (i) Investment Advisory Agreement for Oppenheimer Pennsylvania Municipal Fund dated October 22, 1990: Previously filed with Post-Effective Amendment No. 2 (March 1, 1991), refiled with Registrant's Post-Effective Amendment No. 12 (April 25, 1995) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (ii) Investment Advisory Agreement for Oppenheimer Florida Municipal Fund dated October 1, 1993: Previously filed with Post-Effective Amendment No. 8 (December 29, 1993), and incorporated herein by reference.

      (iii) Investment Advisory Agreement for Oppenheimer New Jersey Municipal Fund dated December 9, 1993: Previously filed with Post-Effective Amendment No. 9 (February 25, 1994), and incorporated herein by reference.

(e)   (i) General  Distributor's  Agreement  dated August 19, 1993:  Previously
      filed     with     Registrant's      Post-Effective     Amendment     No.
      12 (April 25, 1995), and incorporated herein by reference.

      (ii) Form of Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
      Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

      (iii)Form of OppenheimerFunds Distributor, Inc. Broker Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

      (iv) Form of OppenheimerFunds Distributor, Inc. Agency Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.



(f)   (i) Form of Deferred Compensation  Agreement for Disinterested  Trustees:
      Filed with Post-Effective  Amendment No.26 to the Registration  Statement
      of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated by reference.

     (ii) Retirement Plan for Non-Interested  Trustees or Directors dated 6/7/90
     - Filed with Post-Effective Amendment No. 97 to the Registration Statement of Oppenheimer Fund (File No. 2-14586) 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(g) Custody Agreement dated September 18, 1989: Previously filed with Registrant's Post-Effective Amendment No. 3 (April 30, 1991), refiled with
Registrant's  Post-Effective  Amendment  No. 12 (April 25,  1995)  pursuant  to
Item 102 of Regulation S-T and incorporated herein by reference .

(h)   Not applicable.

(i) Opinion and Consent of Counsel dated September 15, 1989: Previously filed with Registrant's Post-Effective Amendment No. 2 to Registrant's Registration Statement (September 18, 1989) , refiled with Registrant's Post-Effective Amendment No. 12, (April 25, 1995) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent Auditors Consent: Filed herewith.

(k)   Not applicable.

(l) Investment Letter from OppenheimerFunds, Inc. to Registrant dated August 29, 1989: Previously filed with Registrant's Post-Effective Amendment No. 3 (April 30, 1991,refiled with Registrant's Post-Effective Amendment No. 12, (April 25, 1995) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(m)   (i)  Service  Plan  and  Agreement  for  Class A  shares  of  Oppenheimer
      Pennsylvania Municipal Fund dated July 1, 1993: Previously filed with Registrant's Post-Effective Amendment No. 6 (July 16, 1993), refiled with Registrant's Post-Effective Amendment No. 12, (April 25, 1995) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(ii)  Distribution  and  Service  Plan and  Agreement  for  Class B  shares  of
           Oppenheimer  Pennsylvania  Municipal  Fund dated  February 12, 1998:
           Filed herewith.

      (iii)Distribution and Service Plan and Agreement for Class C shares of Pennsylvania Municipal Fund dated February 12, 1998: Filed herewith.




      (iv) Service Plan and Agreement for Class A shares of Oppenheimer Florida Municipal Fund dated October 1, 1993: Previously filed with Registrant's Post-Effective Amendment No. 7 (October 1, 1993), and incorporated herein by reference.

      (v) Distribution and Service Plan and Agreement for Class B shares of Oppenheimer Florida Municipal Fund dated February 10, 1994: Previously filed with Registrant's Post-Effective Amendment No. 14 (August 25,
      1995), and incorporated herein by reference.

      (vi) Distribution and Service Plan and Agreement for Class C shares of Florida Municipal Fund dated February 12, 1998: Filed herewith.

      (vii)Service Plan and Agreement for Class A shares of Oppenheimer New Jersey Municipal Fund dated December 9, 1993: Previously filed with Registrant's Post-Effective Amendment No. 9 (February 25, 1994), and incorporated herein by reference.

      (viii) Distribution and Service Plan and Agreement for Class B shares of Oppenheimer New Jersey Municipal Fund dated February 10, 1994:
      Previously filed with Registrant's Post-Effective Amendment No. 14 (August 25, 1995), and incorporated herein by reference.

      (ix) Distribution and Service Plan and Agreement for Class C shares of New Jersey Municipal Fund dated February 12, 1998: Filed herewith.

(n)   (i)  Financial   Data   Schedule  for  Class  A  Shares  of   Oppenheimer
      Pennsylvania Municipal Fund:  Filed herewith.

      (ii) Financial   Data   Schedule  for  Class  B  Shares  of   Oppenheimer
      Pennsylvania Municipal Fund :  Filed herewith.

      (iii)Financial   Data   Schedule  for  Class  C  Shares  of   Oppenheimer
      Pennsylvania Municipal Fund:  Filed herewith.

      (iv) Financial Data Schedule for Class A Shares of Oppenheimer Florida Municipal Fund: Filed herewith.

      (v) Financial Data Schedule for Class B Shares of Oppenheimer Florida Municipal Fund : Filed herewith.

(vi)  Financial  Data  Schedule  for  Class C  Shares  of  Oppenheimer  Florida
           Municipal Fund:  Filed herewith.

      (vii)Financial Data Schedule for Class A Shares of Oppenheimer New Jersey Municipal Fund: Filed herewith.

      (viii) Financial Data Schedule for Class B Shares of Oppenheimer New Jersey Municipal Fund : Filed herewith.

      (xi) Financial Data Schedule for Class C Shares of Oppenheimer New Jersey Municipal Fund: Filed herewith.

       (o) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 as updated through 8/25/98: Previously filed with Post-Effective Amendment No. 70 to the Registration Statement of Oppenheimer Global Fund (Reg. No. 2-31661), 9/14/98, and incorporated herein by reference.

--    Powers of Attorney (including  Certified Board resolutions):  (Bridget A.
Macaskill) Previously filed with Registrant's Post-Effective  Amendment No. 16
(April  15,  1996);   others   previously   filed  (all  other  Trustees)  with
Registrant's Post-Effective Amendments Nos. 6 and 7 (July 1, 1993 and October 1, 1993) and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

      Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.



Item 26.  Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below   information  as  to  any  other  business,
profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position      Other Business and Connections
with OppenheimerFunds, Inc.    During the Past Two Years

Charles E. Albers,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer   funds  (since   April   1998);   a
                               Chartered  Financial Analyst;  formerly,  a Vice
                               President  and  portfolio  manager for  Guardian
                               Investor  Services,  the  investment  management
                               subsidiary  of  The  Guardian   Life   Insurance
                               Company (since 1972).

Edward Amberger,
Assistant Vice President       Formerly  Assistant Vice  President,  Securities
                               Analyst  for Morgan  Stanley  Dean  Witter  (May
                               1997 - April 1998);  and Research  Analyst (July
                               1996 - May 1997),  Portfolio  Manager  (February
                               1992 - July 1996) and  Department  Manager (June
                               1988 to February 1992) for The Bank of New York.

Mark J.P. Anson,
Vice President                 Vice   President  of   Oppenheimer   Real  Asset
                               Management,   Inc.  ("ORAMI");   formerly,  Vice
                               President  of  Equity   Derivatives  at  Salomon
                               Brothers, Inc.

Peter M. Antos,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer   funds;   a   Chartered   Financial
                               Analyst;  Senior Vice  President of  HarbourView
                               Asset  Management  Corporation  ("HarbourView");
                               prior to March,  1996 he was the  senior  equity
                               portfolio  manager for the Panorama Series Fund,
                               Inc. (the "Company") and other mutual funds and
                               pension funds managed by G.R. Phelps & Co. Inc.
                               ("G.R. Phelps"),  the  Company's   former
                               investment adviser, which was a subsidiary of Connecticut Mutual Life Insurance Company; he was also responsible for managing the common stock department and common stock investments of Connecticut Mutual Life Insurance Co.

Lawrence Apolito,
Vice President                 None.

Victor Babin,
Senior Vice President          None.

Bruce Bartlett,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer  funds.  Formerly,  a Vice President
                               and  Senior   Portfolio   Manager  at  First  of
                               America Investment Corp.

George Batejan,
Executive Vice President,
Chief Information Officer      Formerly    Senior   Vice    President,    Group
                               Executive,   and  Senior  Systems   Officer  for
                               American  International  Group  (October  1994 -
                               May, 1998).

John R. Blomfield,
Vice President                 Formerly Senior Product Manager (November,  1995
                               - August,  1997) of International Home Foods and
                               American Home Products  (March,  1994 - October,
                               1996).
Kathleen Beichert,
Vice President                 None.

Rajeev Bhaman,
Vice President                 Formerly,   Vice   President   (January  1992  -
                               February, 1996) of Asian Equities for Barclays de Zoete Wedd, Inc.

Robert J. Bishop,
Vice President                 Vice President of Mutual Fund Accounting  (since
                               May 1996); an officer of other Oppenheimer funds; formerly, an Assistant Vice President of OFI/Mutual Fund Accounting (April 1994-May
                               1996), and a Fund Controller for OFI.

George C. Bowen,
Senior Vice President, Treasurer
and Director                   Vice  President  (since June 1983) and Treasurer
                               (since    March   1985)   of    OppenheimerFunds
                               Distributor,  Inc.  (the  "Distributor");   Vice
                               President  (since  October  1989) and  Treasurer
                               (since April 1986) of  HarbourView;  Senior Vice
                               President   (since  February  1992),   Treasurer
                               (since July 1991)and a director  (since December
                               1991) of  Centennial;  President,  Treasurer and
                               a director  of  Centennial  Capital  Corporation
                               (since   June   1989);    Vice   President   and
                               Treasurer  (since  August  1978)  and  Secretary
                               (since  April  1981)  of  Shareholder  Services,
                               Inc.  ("SSI");  Vice  President,  Treasurer  and
                               Secretary  of  Shareholder  Financial  Services,
                               Inc.  ("SFSI") (since November 1989);  Assistant
                               Treasurer  of  Oppenheimer   Acquisition   Corp.
                               ("OAC")  (since  March,   1998);   Treasurer  of
                               Oppenheimer  Partnership  Holdings,  Inc. (since
                               November 1989); Vice President and Treasurer of ORAMI (since July 1996); an officer of other Oppenheimer funds.

Scott Brooks,
Vice President                 None.

Susan Burton,
Vice President                 None.


Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division  Formerly,  Assistant Vice President of Rochester
                               Fund Services, Inc.

Michael Carbuto,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds; Vice President of Centennial.

John Cardillo,
Assistant Vice President       None.

Erin Cawley,
Assistant Vice President       None.

H.D. Digby Clements,
Assistant Vice President:
Rochester Division             None.

O. Leonard Darling,
Executive Vice President       Trustee  (1993 - present) of Awhtolia  College -
                               Greece.

William DeJianne,              None.
Assistant Vice President

Robert A. Densen,
Senior Vice President          None.

Sheri Devereux,
Assistant Vice President       None.

Craig P. Dinsell
Executive Vice President       Formerly,   Senior  Vice   President   of  Human
                               Resources   for   Fidelity    Investments-Retail
                               Division  (January,   1995  -  January,   1996),
                               Fidelity  Investments FMR Co.  (January,  1996 -
                               June,   1997)  and  Fidelity   Investments  FTPG
                               (June, 1997 - January, 1998).

Robert Doll, Jr.,
Executive Vice President & Director An  officer  and/or  portfolio  manager  of certain Oppenheimer funds.

John Doney,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director   Executive   Vice  President   (since   September
                               1993),  and a director  (since  January 1992) of
                               the   Distributor;   Executive  Vice  President,
                               General  Counsel and a director of  HarbourView,
                               SSI, SFSI and Oppenheimer  Partnership Holdings,
                               Inc.  since  (September  1995);  President and a
                               director of Centennial  (since  September 1995);
                               President  and a director  of ORAMI  (since July
                               1996);  General  Counsel  (since  May  1996) and
                               Secretary   (since  April  1997)  of  OAC;  Vice
                               President   and  Director  of   OppenheimerFunds
                               International,  Ltd.  ("OFIL")  and  Oppenheimer
                               Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Patrick Dougherty,             None.
Assistant Vice President

Bruce Dunbar,                  None.
Vice President

Eric Edstrom,
Vice President

George Evans,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Edward Everett,
Assistant Vice President       None.

Scott Farrar,
Vice President                 Assistant  Treasurer of  Oppenheimer  Millennium
                               Funds plc (since  October  1997);  an officer of
                               other   Oppenheimer    funds;    formerly,    an
                               Assistant  Vice  President  of  OFI/Mutual  Fund
                               Accounting  (April  1994-May  1996),  and a Fund
                               Controller for OFI.

Leslie A. Falconio,
Assistant Vice President       None.

Katherine P. Feld,
Vice President and Secretary   Vice    President    and    Secretary   of   the
                               Distributor;   Secretary  of  HarbourView,   and
                               Centennial;   Secretary,   Vice   President  and
                               Director  of  Centennial  Capital   Corporation;
                               Vice President and Secretary of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division             An officer,  Director and/or  portfolio  manager
                               of  certain  Oppenheimer  funds;   Presently  he
                               holds the following  other  positions:  Director
                               (since  1995) of ICI Mutual  Insurance  Company;
                               Governor  (since  1994) of St.  John's  College;
                               Director    (since    1994   -    present)    of
                               International  Museum of  Photography  at George
                               Eastman House.  Formerly,  he held the following
                               positions:  formerly,  Chairman of the Board and
                               Director of Rochester  Fund  Distributors,  Inc.
                               ("RFD");  President  and  Director  of  Fielding
                               Management Company, Inc. ("FMC");  President and
                               Director of  Rochester  Capital  Advisors,  Inc.
                               ("RCAI");  Managing Partner of Rochester Capital
                               Advisors,   L.P.,   President  and  Director  of
                               Rochester   Fund   Services,    Inc.    ("RFS");
                               President  and Director of Rochester Tax Managed
                               Fund,  Inc.;  Director (1993 - 1997) of VehiCare
                               Corp.; Director (1993 - 1996) of VoiceMode.

John Fortuna,
Vice President                 None.

Patricia Foster,
Vice President                 Formerly,  she held the following positions:  An
                               officer of certain former  Rochester funds (May,
                               1993 - January,  1996);  Secretary  of Rochester
                               Capital  Advisors,   Inc.  and  General  Counsel
                               (June,   1993  -  January   1996)  of  Rochester
                               Capital Advisors, L.P.

Jennifer Foxson,
Vice President                 None.

Erin Gardiner,
Assistant Vice President       None.

Linda Gardner,
Vice President                 None.

Alan Gilston,
Vice President                 Formerly,   Vice   President   (1987-1997)   for
                               Schroder Capital Management International.

Jill Glazerman,
Assistant Vice President       None.

Robyn Goldstein-Liebler
Assistant Vice President       None.

Mikhail Goldverg
Assistant Vice President       None.

Jeremy Griffiths,
Executive Vice President and
Chief Financial Officer        Chief  Financial  Officer and  Treasurer  (since
                               March,  1998) of Oppenheimer  Acquisition Corp.;
                               a  Member  and  Fellow  of  the   Institute   of
                               Chartered Accountants; formerly, an accountant for Arthur Young (London, U.K.).

Robert Grill,
Senior Vice President          Formerly,  Marketing  Vice President for Bankers
                               Trust Company  (1993-1996);  Steering  Committee
                               Member,   Subcommittee   Chairman  for  American
                               Savings Education Council (1995-1996).

Caryn Halbrecht,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Elaine T. Hamann,
Vice President                 Formerly,  Vice  President  (September,  1989  -
                               January, 1997) of Bankers Trust Company.

Robert Haley
Assistant Vice President       Formerly,    Vice   President   of   Information
                               Services  for Bankers  Trust  Company  (January,
                               1991 - November, 1997).

Thomas B. Hayes,
Vice President                 None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager      President  and Director of SFSI;  President  and
                               Chief executive Officer of SSI.

Dorothy Hirshman,              None.
Assistant Vice President

Merryl Hoffman,
Vice President                 None.

Nicholas Horsley,
Vice President                 Formerly,  a Senior Vice President and Portfolio
                               Manager for Warburg,  Pincus  Counsellors,  Inc.
                               (1993-1997),   Co-manager  of  Warburg,   Pincus
                               Emerging   Markets   Fund   (12/94   -   10/97),
                               Co-manager   Warburg,    Pincus    Institutional
                               Emerging   Markets   Fund  -  Emerging   Markets
                               Portfolio  (8/96 - 10/97),  Warburg Pincus Japan
                               OTC  Fund,   Associate   Portfolio   Manager  of
                               Warburg   Pincus   International   Equity  Fund,
                               Warburg    Pincus     Institutional    Fund    -
                               Intermediate   Equity  Portfolio,   and  Warburg
                               Pincus EAFE Fund.

Scott T. Huebl,
Assistant Vice President       None.

Richard Hymes,
Vice President                 None.

Jane Ingalls,
Vice President                 None.

Kathleen T. Ives,
Vice President                 None.

Frank Jennings,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Thomas W. Keffer,
Senior Vice President          None.

Avram Kornberg,
Vice President                 None.

John Kowalik,
Senior Vice President          An officer and/or portfolio  manager for certain
                               OppenheimerFunds;  formerly,  Managing  Director
                               and  Senior  Portfolio   Manager  at  Prudential
                               Global Advisors (1989 - 1998).

Joseph Krist,
Assistant Vice President       None.



Michael Levine,
Assistant Vice President       None.

Shanquan Li,
Vice President                 None.

Stephen F. Libera,
Vice President                 An officer and/or portfolio  manager for certain
                               Oppenheimer   funds;   a   Chartered   Financial
                               Analyst; a Vice President of HarbourView;  prior
                               to  March  1996,   the  senior  bond   portfolio
                               manager for Panorama Series Fund Inc., other mutual funds and pension accounts managed by G.R. Phelps; also responsible for managing the public fixed-income securities department at
                               Connecticut Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                 None.

Dan Loughran,
Assistant Vice President:
Rochester Division

David Mabry,
Assistant Vice President       None.

Steve Macchia,
Assistant Vice President       None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                   Chief Executive  Officer (since September 1995);
                               President  and  director  (since  June  1991) of
                               HarbourView;  Chairman  and a  director  of  SSI
                               (since August 1994), and SFSI (September  1995);
                               President   (since   September   1995)   and   a
                               director    (since   October   1990)   of   OAC;
                               President   (since   September   1995)   and   a
                               director  (since  November  1989) of Oppenheimer
                               Partnership  Holdings,  Inc., a holding  company
                               subsidiary  of OFI; a director  of ORAMI  (since
                               July 1996) ;  President  and a  director  (since
                               October  1997) of OFIL, an offshore fund manager
                               subsidiary  of OFI  and  Oppenheimer  Millennium
                               Funds plc (since  October  1997);  President and
                               a  director  of  other   Oppenheimer   funds;  a
                               director of Hillsdown Holdings plc (a U.K. food company); formerly, an Executive Vice President of OFI.

Wesley Mayer,
Vice President                 Formerly,  Vice President (January, 1995 - June,
                               1996) of Manufacturers Life Insurance Company.

Loretta McCarthy,
Executive Vice President       None.

Kelley A. McCarthy-Kane
Assistant Vice President       Formerly,   Product   Manager,   Assistant  Vice
                               President (June 1995- October,  1997) of Merrill
                               Lynch Pierce Fenner & Smith.

Beth Michnowski,
Assistant Vice President       Formerly  Senior  Marketing  Manager May, 1996 -
                               June,  1997) and  Director of Product  Marketing
                               (August,   1992  -  May,   1996)  with  Fidelity
                               Investments.

Lisa Migan,
Assistant Vice President       None.



Denis R. Molleur,
Vice President                 None.

Nikolaos Monoyios,
Vice President                 A Vice  President  and/or  portfolio  manager of
                               certain  Oppenheimer funds (since April 1998); a
                               Certified  Financial Analyst;  formerly,  a Vice
                               President  and  portfolio  manager for  Guardian
                               Investor Services,  the management subsidiary of
                               The  Guardian  Life  Insurance   Company  (since
                               1979).

Linda Moore,
Vice President                 Formerly,  Marketing Manager (July 1995-November
                               1996) for Chase Investment Services Corp.

Kenneth Nadler,
Vice President                 None.


David Negri,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President       None.

Robert A. Nowaczyk,
Vice President                 None.

Ray Olson,
Assistant Vice President       None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division             None.

Gina M. Palmieri,
Assistant Vice President       None.

Robert E. Patterson,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

James Phillips
Assistant Vice President       None.

Jane Putnam,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Michael Quinn,
Assistant Vice President       Formerly,  Assistant Vice President (April, 1995
                               - January, 1998) of Van Kampen American Capital.

Russell Read,
Senior Vice President          Vice   President  of   Oppenheimer   Real  Asset
                               Management, Inc. (since March, 1995).

Thomas Reedy,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer   funds;   formerly,   a  Securities
                               Analyst for the Manager.

John Reinhardt,
Vice President: Rochester Division  None

Ruxandra Risko,
Vice President                 None.


Michael S. Rosen,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Richard H. Rubinstein,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President       None.

James Ruff,
Executive Vice President & Director None.

Valerie Sanders,
Vice President                 None.

Ellen Schoenfeld,
Assistant Vice President       None.

Stephanie Seminara,
Vice President                 None.

Michelle Simone,
Assistant Vice President       None.

Richard Soper,
Vice President                 None.

Stuart J. Speckman
Vice President                 Formerly,  Vice  President  and  Wholesaler  for
                               Prudential  Securities  (December,  1990 - July,
                               1997).
Nancy Sperte,
Executive Vice President       None.

Donald W. Spiro,
Chairman Emeritus and Director Vice Chairman and Trustee of the New  York-based
                               Oppenheimer Funds; formerly, Chairman of the Manager and the Distributor.



Richard A. Stein,
Vice President: Rochester Division  Assistant  Vice  President  (since 1995) of
                               Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

John Stoma,
Senior Vice President, Director
of Retirement Plans            None.

Michael C. Strathearn,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer   funds;   a   Chartered   Financial
                               Analyst; a Vice President of HarbourView.

James C. Swain,
Vice Chairman of the Board     Chairman, CEO and Trustee,  Director or Managing
                               Partner of the Denver-based  Oppenheimer  Funds;
                               formerly, President and Director of OAMC, CAMC and Chairman of the Board of SSI.

Susan Switzer,
Assistant Vice President

Anthony A. Tanner,
Vice President:  Rochester Division

James Tobin,
Vice President                 None.

Susan Torrisi,
Assistant Vice President       None.

Jay Tracey,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

James Turner,
Assistant Vice President       None.

Maureen VanNorstrand,
Assistant Vice President       None.

Ashwin Vasan,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Teresa Ward,
Assistant Vice President       None.

Jerry Webman,
Senior Vice President          Director  of  New  York-based  tax-exempt  fixed
                               income Oppenheimer funds.

Christine Wells,
Vice President                 None.

Joseph Welsh,
Assistant Vice President       None.

Kenneth B. White,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer   funds;   a   Chartered   Financial
                               Analyst; Vice President of HarbourView.

William L. Wilby,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer    funds;    Vice    President    of
                               HarbourView.

Carol Wolf,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer    funds;    Vice    President    of
                               Centennial;   Vice   President,    Finance   and
                               Accounting;    Point   of    Contact:    Finance
                               Supporters  of Children;  Member of the Oncology
                               Advisory Board of the Childrens Hospital.

Caleb Wong,
Assistant Vice President       None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                Assistant  Secretary  of SSI  (since  May 1985),
                               SFSI (since November  1989),  OFIL (since 1998),
                               Oppenheimer  Millennium Funds plc (since October
                               1997);  an officer of other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division             None.

Arthur J. Zimmer,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer funds; Vice President of Centennial.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer/Quest Rochester Funds, as set forth below:

New York-based Oppenheimer Funds

Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer Multiple Strategies Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Municipal Fund
Oppenheimer Real Asset Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.

The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset
Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 27.  Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above.

(b)   The directors and officers of the Registrant's principal underwriter are:

Name & Principal         Positions & Offices     Positions & Offices
Business Address         with Underwriter        with Registrant

Jason Bach               Vice President          None
31 Racquel Drive
Marietta, GA 30364

Peter Beebe              Vice President          None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship   Vice President          None
17011 Woodbank
Spring, TX  77379

George C. Bowen(1)       Vice President and      Treasurer of the
                         Treasurer
Oppenheimerfunds .

Peter W. Brennan         Vice President          None
1940 Cotswold Drive
Orlando, FL 32825

Robert Coli              Vice President          None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins        Vice President          None
710-3 E. Ponce de Leon Ave.
Decatur, GA  30030

William Coughlin         Vice President          None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)



Daniel Deckman           Vice President          None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone     Vice President          None
5105 Aldrich Avenue South
Minneapolis, MN 55403

Rhonda Dixon-Gunner(1)   Assistant Vice PresidentNone

Andrew John Donohue(2)   Executive Vice          Secretary of the
                         President        &        Director         Oppenheimer
funds
                         And General Counsel

John Donovan             Vice President          None
868 Washington Road
Woodbury, CT  06798

Kenneth Dorris           Vice President          None
4104 Harlanwood Drive
Fort Worth, TX 76109

Wendy H. Ehrlich         Vice President          None
4 Craig Street
Jericho, NY 11753

Kent Elwell              Vice President          None
35 Crown Terrace
Yardley, PA  19067

Todd Ermenio             Vice President          None
11011 South Darlington
Tulsa, OK  74137

John Ewalt               Vice President          None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey             Vice President          None
412 Commons Way
Doylestown, PA 18901

Patrice Falagrady(1)     Senior Vice President   None

Eric Fallon              Vice President          None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)     Vice President          None
& Secretary

Mark Ferro               Vice President          None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)    Vice President          None

Ronald R. Foster         Senior Vice President   None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki-Wells   Vice President          None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto         Vice President          None
10239 Rougemont Lane
Charlotte, NC 28277

Michelle Gans            Vice President          None
8327 Kimball Drive
Eden Prairie, MN  55347

L. Daniel Garrity        Vice President          None
2120 Brookhaven View, N.E.
Atlanta, GA 30319

Mark Giles               Vice President          None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)           Vice President/National None
Sales Manager

Michael Guman            Vice President          None
3913 Pleasent Avenue
Allentown, PA 18103

Allen Hamilton           Vice President          None
5 Giovanni
Aliso Viejo, CA  92656

C. Webb Heidinger        Vice President          None
138 Gales Street
Portsmouth, NH  03801

Byron Ingram(1)          Assistant Vice PresidentNone

Kathleen T. Ives(1)      Vice President          None

Eric K. Johnson          Vice President          None
3665 Clay Street
San Francisco, CA 94118

Mark D. Johnson          Vice President          None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman             Vice President          None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

Michael Keogh(2)         Vice President          None

Brian Kelly              Vice President          None
60 Larkspur Road
Fairfield, CT  06430

John Kennedy             Vice President          None
799 Paine Drive
Westchester, PA  19382

Richard Klein            Vice President          None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause            Vice President          None
560 Beacon Hill Drive
Orange Village, OH  44022

Ilene Kutno(2)           Vice President/         None
                         Director of Sales

Oren Lane                Vice President          None
5286 Timber Bend Drive
Brighton, MI  48116

Todd Lawson              Vice President          None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne A. LeBlang         Senior Vice President   None
54511 Southern Hills
LaQuinta, CA  92253

Dawn Lind                Vice President          None
7 Maize Court
Melville, NY 11747


James Loehle             Vice President          None
2714 Orchard Terrace
Linden, NJ  07036

Steve Manns              Vice President          None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion              Vice President          None
39 Coleman Avenue
Chatham, N.J. 07928

Marie Masters            Vice President          None
8384 Glen Eagle Drive
Manlius, NY  13104

LuAnn Mascia(2)          Assistant Vice PresidentNone

Theresa-Marie Maynier    Vice President          None
2421 Charlotte Drive
Charlotte, NC  28203

Anthony Mazzariello      Vice President          None
100 Anderson Street, #427
Pittsburgh, PA  15212

John McDonough           Vice President          None
3812 Leland Street
Chevey Chase, MD  20815

Wayne Meyer              Vice President          None
2617 Sun Meadow Drive
Chesterfield, MO  63005

Tanya Mrva(2)            Assistant Vice PresidentNone

Laura Mulhall(2)         Senior Vice President   None

Charles Murray           Vice President          None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray             Vice President          None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marke Nakamura    Vice President          None
2870 White Ridge Place, #24
Thousand Oaks, CA  91362

Chad V. Noel             Vice President          None
2408 Eagleridge Dr.
Henderson, NV  89014

Joseph Norton            Vice President          None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski         Vice President          None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira            Vice President          None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit        Vice President          None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti            Vice President          None
130 E. 63rd Street, #10E
New York, NY  10021

Steve Puckett            Vice President          None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)          Senior Vice President   None

Minnie Ra                Vice President          None
100 Delores Street, #203
Carmel, CA 93923

Dustin Raring            Vice President          None
378 Elm Street
Denver, CO 80220

Michael Raso             Vice President          None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)     Vice President          None

Douglas Rentschler       Vice President          None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Ian Robertson            Vice President          None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(2)      Vice President          None

Kenneth Rosenson         Vice President          None
3505 Malibu Country Drive
Malibu, CA 90265

James Ruff(2)            President               None

Timothy Schoeffler       Vice President          None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino        Vice President          None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp               Vice President          None
862 McNeill Circle
Woodland, CA  95695

Robert Shore             Vice President          None
26 Baroness Lane
Laguna Niguel, CA 92677

Timothy Stegner          Vice President          None
794 Jackson Street
Denver, CO 80206

Peter Sullivan           Vice President          None
21445 S. E 35th Street
Issaquah, WA  98029

David Sturgis            Vice President          None
44 Abington Road
Danvers, MA  0923

Brian Summe              Vice President          None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney           Vice President          None
5 Smokehouse Lane
Hummelstown, PA  17036

Andrew Sweeny            Vice President          None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum     Vice President          None
704 Inwood
 Southlake, TX  76092



David G. Thomas          Vice President          None
7009 Metropolitan Place, #300
Falls Church, VA 22043

Sarah Turpin             Vice President          None
2201 Wolf Street, #5202
Dallas, TX 75201

Andrea Walsh(1)          Vice President          None

Suzanne Walters(1)       Assistant Vice PresidentNone

Mark Stephen Vandehey(1) Vice President          None

James Wiaduck            Vice President          None
29900 Meridian Place
#22303
Farmington Hills, MI  48331

Marjorie Williams        Vice President          None
6930 East Ranch Road
Cave Creek, AZ  85331

(1)   6803 South Tuscon Way, Englewood, CO  80112
(2)   Two World Trade Center, New York, NY  10048
(3)   350 Linden Oaks, Rochester, NY  14623

      (c)  Not applicable.

Item 28.  Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tuscon Way, Englewood, Colorado 80112.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings

                             SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 20th day of November, 1998.


                     OPPENHEIMER MULTI-STATE MUNICIPAL TRUST

                     /s/ Bridget A. Macaskill
                     --------------------------------------
                     Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures           Title                         Date
----------           -----                         ----

/s/ Leon Levy*       Chairman of the               November 20, 1998
--------------       Board of Trustees
Leon Levy

/s/ Donald W. Spiro*      Vice Chairman and        November 20, 1998
------------------        Trustee
Donald W. Spiro

/s/ George Bowen*         Treasurer and             November 20, 1998
-----------------        Principal Financial
George Bowen             and Accounting
                          Officer

/s/ Robert G. Galli*      Trustee                  November 20, 1998
-------------------
Robert G. Galli

/s/ Benjamin Lipstein*         Trustee              November 20, 1998
----------------------
Benjamin Lipstein

/s/ Bridget A. Macaskill*      President,           November 20, 1998
------------------------       Principal Executive
Bridget A. Macaskill          Officer, Trustee

/s/ Elizabeth B. Moynihan*     Trustee              November 20, 1998
--------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*        Trustee              November 20, 1998
-----------------------
Kenneth A. Randall

/s/ Edward V. Regan*           Trustee              November 20, 1998
------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*  Trustee              November 20, 1998
-----------------------------
Russell S. Reynolds, Jr.

/s/ Pauline Trigere*           Trustee              November 20, 1998
--------------------
Pauline Trigere

/s/ Clayton K. Yeutter*        Trustee              November 20, 1998
-----------------------
Clayton K. Yeutter


*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

                    OPPENHEIMER MULTI-STATE MUNICIPAL TRUST

                        Post-Effective Amendment No. 21

                               Index to Exhibits


Exhibit No.          Description
--------------       --------------

23(j)           Independent Auditors' Consent

23(m)(ii)       Distribution and Service Plan and Agreement for Class B shares of Oppenheimer Pennsylvania Municipal Fund
23(m)(iii)      Distribution and Service Plan and Agreement for Class C shares of Oppenheimer Pennsylvania Municipal Fund
23(m)(vi)       Distribution and Service Plan and Agreement for Class C shares of Oppenheimer Florida Municipal Fund
23(m)(ix)       Distribution and Service Plan and Agreement for Class C shares of Oppenheimer New Jersey Municipal Fund

23(n)(i)        Financial Data Schedule for Class A shares of Oppenheimer
                Pennsylvania Municipal Fund
23(n)(ii)       Financial Data Schedule for Class B shares of Oppenheimer
                Pennsylvania Municipal Fund
23(n)(iii)      Financial Data Schedule for Class C shares of Oppenheimer
                Pennsylvania Municipal Fund
23(n)(iv)       Financial Data Schedule for Class A shares of Oppenheimer
                Florida Municipal Fund
23(n)(v)        Financial Data Schedule for Class B shares of Oppenheimer
                Florida Municipal Fund
23(n)(vi)       Financial Data Schedule for Class C shares of Oppenheimer
                Florida Municipal Fund
23(n)(vii)      Financial Data Schedule for Class A shares of Oppenheimer New
                Jersey Municipal Fund
23(n)(viii)     Financial Data Schedule for Class B shares of Oppenheimer New
                Jersey Municipal Fund
23(n)(ix)       Financial Data Schedule for Class C shares of Oppenheimer New
                Jersey Municipal Fund